UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2017 – June 30, 2017
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2017

Vanguard Institutional Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Institutional Index Fund returned about 9% for the six months ended June 30, 2017. The fund closely tracked its target index, the Standard & Poor’s 500 Index, and exceeded the average return of its large-capitalization core fund peers.

• The fund offers investors exposure to roughly 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

• The fund recorded positive returns in nine of the 11 market sectors, with three posting double-digit gains.

• Information technology, the fund’s largest sector, was the top contributor; health care, consumer discretionary, financials, industrials, and consumer staples also added significantly to returns. Only telecommunication services and energy stocks declined.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	9.32%
Institutional Plus Shares	9.33
S&P 500 Index	9.34
Large-Cap Core Funds Average	8.64

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

1

Chairman’s Perspective

Bill McNabb

Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

2

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

3

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

4

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders. As a shareholder of Vanguard
Institutional Index Fund, you will be asked to vote on proposals that are specific to your fund.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

5

Institutional Index Fund

Fund Profile

As of June 30, 2017

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.97%	1.99%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Number of Stocks	505	505	3,800
Median Market Cap	$87.8B	$87.8B	$59.8B
Price/Earnings Ratio	21.5x	21.5x	21.2x
Price/Book Ratio	3.0x	3.0x	2.9x
Return on Equity	24.1%	24.1%	16.3%
Earnings Growth Rate	8.1%	8.1%	10.0%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.3%	12.3%	12.7%
Consumer Staples	9.0	9.0	8.0
Energy	6.1	6.0	5.6
Financials	14.5	14.5	15.0
Health Care	14.5	14.5	14.0
Industrials	10.3	10.3	10.8
Information Technology	22.3	22.3	21.4
Materials	2.8	2.9	3.3
Real Estate	2.9	2.9	4.1
Telecommunication
Services	2.1	2.1	1.9
Utilities	3.2	3.2	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.6%
Alphabet Inc.	Internet Software &
	Services	2.6
Microsoft Corp.	Systems Software	2.6
Amazon.com Inc.	Internet & Direct
	Marketing Retail	1.8
Facebook Inc.	Internet Software &
	Services	1.7
Johnson & Johnson	Pharmaceuticals	1.7
Exxon Mobil Corp.	Integrated Oil & Gas	1.6
JPMorgan Chase & Co.	Diversified Banks	1.6
Berkshire Hathaway Inc. Multi-Sector
	Holdings	1.5
Wells Fargo & Co.	Diversified Banks	1.2
Top Ten		19.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017. For the six months ended June 30, 2017, the annualized expense ratios were 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

7

Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	17.86%	14.60%	7.18%
Institutional Plus Shares	7/7/1997	17.88	14.62	7.21

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	4,352,641	4,213,357
	Comcast Corp. Class A	51,922,528	2,020,825
	Home Depot Inc.	13,116,395	2,012,055
	Walt Disney Co.	15,959,488	1,695,696
	McDonald’s Corp.	8,944,085	1,369,876
*	Priceline Group Inc.	539,598	1,009,329
	Starbucks Corp.	15,891,603	926,639
	NIKE Inc. Class B	14,543,960	858,094
	Time Warner Inc.	8,511,202	854,610
*	Charter
	Communications
	Inc. Class A	2,367,060	797,344
	Lowe’s Cos. Inc.	9,417,146	730,111
*	Netflix Inc.	4,730,297	706,754
	General Motors Co.	15,073,275	526,510
	TJX Cos. Inc.	7,060,801	509,578
	Ford Motor Co.	42,931,302	480,401
	Marriott International
	Inc. Class A	3,406,676	341,724
	Twenty-First Century
	Fox Inc. Class A	11,553,926	327,438
	Target Corp.	6,058,949	316,822
	Carnival Corp.	4,597,227	301,440
	Newell Brands Inc.	5,306,184	284,518
	Yum! Brands Inc.	3,627,320	267,551
	CBS Corp. Class B	4,038,894	257,601
	Delphi Automotive plc	2,937,331	257,457
	Ross Stores Inc.	4,298,117	248,130
*	O’Reilly Automotive Inc.	997,831	218,266
	Omnicom Group Inc.	2,551,934	211,555
	VF Corp.	3,512,696	202,331
	Royal Caribbean
	Cruises Ltd.	1,839,502	200,929
	Dollar General Corp.	2,766,144	199,411
	Expedia Inc.	1,332,972	198,546
*	Ulta Beauty Inc.	639,351	183,711

			Market
			Value•
		Shares	($000)
*	Dollar Tree Inc.	2,595,309	181,464
*,^	AutoZone Inc.	308,701	176,102
*	Mohawk Industries Inc.	692,660	167,409
	Best Buy Co. Inc.	2,909,018	166,774
*	DISH Network Corp.
	Class A	2,494,191	156,535
	Whirlpool Corp.	811,001	155,404
	Genuine Parts Co.	1,616,097	149,909
	Twenty-First Century
	Fox Inc.	5,352,553	149,176
	Coach Inc.	3,089,398	146,252
	L Brands Inc.	2,641,916	142,373
	Hilton Worldwide
	Holdings Inc.	2,246,683	138,957
	Hasbro Inc.	1,233,621	137,561
*	Chipotle Mexican
	Grill Inc. Class A	314,278	130,771
	Viacom Inc. Class B	3,862,910	129,678
	DR Horton Inc.	3,747,459	129,550
*	CarMax Inc.	2,030,730	128,058
	Darden Restaurants Inc.	1,363,431	123,309
	Lennar Corp. Class A	2,227,096	118,749
	Wynn Resorts Ltd.	875,464	117,417
	Wyndham Worldwide
	Corp.	1,144,196	114,889
*	LKQ Corp.	3,376,451	111,254
	Tiffany & Co.	1,179,082	110,680
	Interpublic Group
	of Cos. Inc.	4,332,284	106,574
	Harley-Davidson Inc.	1,919,168	103,673
	PVH Corp.	855,288	97,931
	Goodyear Tire &
	Rubber Co.	2,760,258	96,499
	Advance Auto
	Parts Inc.	809,760	94,410
	BorgWarner Inc.	2,189,003	92,726
^	Hanesbrands Inc.	3,992,746	92,472
	Mattel Inc.	3,757,135	80,891
	Macy’s Inc.	3,339,698	77,615

8

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Tractor Supply Co.	1,409,594	76,414
	PulteGroup Inc.	3,113,393	76,372
	Leggett & Platt Inc.	1,450,678	76,204
	News Corp. Class A	5,496,300	75,299
	Kohl’s Corp.	1,869,168	72,281
	Staples Inc.	7,161,807	72,119
	Scripps Networks
	Interactive Inc. Class A	1,051,650	71,838
	Foot Locker Inc.	1,438,864	70,907
	H&R Block Inc.	2,272,435	70,241
^	Garmin Ltd.	1,259,535	64,274
*	Michael Kors Holdings
	Ltd.	1,708,634	61,938
	Nordstrom Inc.	1,219,797	58,343
*	Discovery
	Communications Inc.	2,311,637	58,276
	Gap Inc.	2,406,789	52,925
	Bed Bath & Beyond Inc.	1,591,483	48,381
^	Signet Jewelers Ltd.	749,888	47,423
*	TripAdvisor Inc.	1,210,822	46,253
	Ralph Lauren Corp.
	Class A	604,236	44,593
*,^	Under Armour Inc.
	Class A	2,018,137	43,915
*	Discovery
	Communications Inc.
	Class A	1,695,868	43,804
*,^	Under Armour Inc.	2,016,678	40,656
*	AutoNation Inc.	717,106	30,233
			27,956,360
Consumer Staples (9.0%)
	Procter & Gamble Co.	28,060,059	2,445,434
	Philip Morris
	International Inc.	17,039,501	2,001,289
	Coca-Cola Co.	42,186,310	1,892,056
	PepsiCo Inc.	15,671,817	1,809,938
	Altria Group Inc.	21,191,372	1,578,121
	Wal-Mart Stores Inc.	16,208,899	1,226,689
	CVS Health Corp.	11,180,640	899,594
	Costco Wholesale Corp.	4,813,363	769,801
	Walgreens Boots
	Alliance Inc.	9,371,976	733,919
	Mondelez International
	Inc. Class A	16,651,830	719,193
	Colgate-Palmolive Co.	9,694,059	718,621
	Reynolds American Inc.	9,082,430	590,721
	Kraft Heinz Co.	6,548,595	560,822
	Kimberly-Clark Corp.	3,895,935	503,004
	Constellation Brands
	Inc. Class A	1,879,820	364,178
	General Mills Inc.	6,326,933	350,512
	Sysco Corp.	5,408,027	272,186
	Archer-Daniels-
	Midland Co.	6,257,461	258,934

			Market
			Value•
		Shares	($000)
	Estee Lauder Cos.
	Inc. Class A	2,454,746	235,607
	Kroger Co.	10,023,304	233,743
*	Monster Beverage
	Corp.	4,420,414	219,606
	Tyson Foods Inc.
	Class A	3,160,011	197,911
	Kellogg Co.	2,767,235	192,212
	Clorox Co.	1,412,281	188,172
	Dr Pepper Snapple
	Group Inc.	2,015,506	183,633
	Molson Coors
	Brewing Co. Class B	2,024,777	174,819
	Hershey Co.	1,535,035	164,817
	Conagra Brands Inc.	4,432,208	158,496
	JM Smucker Co.	1,277,948	151,220
	Whole Foods
	Market Inc.	3,503,986	147,553
	Church & Dwight
	Co. Inc.	2,732,901	141,783
	McCormick & Co. Inc.	1,241,478	121,057
	Campbell Soup Co.	2,102,534	109,647
	Hormel Foods Corp.	2,957,682	100,887
	Coty Inc. Class A	5,164,948	96,894
	Brown-Forman
	Corp. Class B	1,940,964	94,331
			20,607,400
Energy (6.0%)
	Exxon Mobil Corp.	46,489,268	3,753,079
	Chevron Corp.	20,785,237	2,168,524
	Schlumberger Ltd.	15,247,929	1,003,924
	ConocoPhillips	13,577,880	596,884
	EOG Resources Inc.	6,336,071	573,541
	Occidental
	Petroleum Corp.	8,392,417	502,454
	Halliburton Co.	9,526,865	406,892
	Kinder Morgan Inc.	21,053,131	403,378
	Phillips 66	4,810,371	397,770
	Valero Energy Corp.	4,911,848	331,353
	Marathon
	Petroleum Corp.	5,697,373	298,143
	Pioneer Natural
	Resources Co.	1,868,150	298,119
	Anadarko
	Petroleum Corp.	6,154,488	279,044
	Williams Cos. Inc.	9,059,868	274,333
	Baker Hughes Inc.	4,665,326	254,307
	ONEOK Inc.	4,166,722	217,336
	Apache Corp.	4,170,637	199,899
*	Concho Resources Inc.	1,628,022	197,853
	Devon Energy Corp.	5,764,196	184,281
	Tesoro Corp.	1,656,374	155,037
	Noble Energy Inc.	5,001,719	141,549
*	TechnipFMC plc	5,111,930	139,044

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	National Oilwell
	Varco Inc.	4,167,079	137,264
	Hess Corp.	2,963,045	129,989
	Cabot Oil & Gas Corp.	5,104,226	128,014
	EQT Corp.	1,900,173	111,331
	Marathon Oil Corp.	9,319,934	110,441
	Cimarex Energy Co.	1,043,610	98,110
^	Helmerich & Payne Inc.	1,188,460	64,581
*	Newfield Exploration Co.	2,184,775	62,179
	Range Resources Corp.	2,063,551	47,812
^	Murphy Oil Corp.	1,778,418	45,581
*,^	Chesapeake Energy
	Corp.	8,361,277	41,555
*,^	Transocean Ltd.	4,272,153	35,160
			13,788,761
Financials (14.5%)
	JPMorgan Chase & Co.	38,979,419	3,562,719
*	Berkshire Hathaway
	Inc. Class B	19,701,658	3,336,870
	Wells Fargo & Co.	49,344,003	2,734,151
	Bank of America
	Corp.	109,184,348	2,648,812
	Citigroup Inc.	30,205,658	2,020,155
	US Bancorp	17,385,027	902,631
	Goldman Sachs
	Group Inc.	4,017,431	891,468
	Chubb Ltd.	5,124,493	744,999
	Morgan Stanley	15,632,120	696,567
	American Express Co.	8,239,982	694,136
	PNC Financial Services
	Group Inc.	5,310,995	663,184
	MetLife Inc.	11,858,468	651,504
	American International
	Group Inc.	9,652,815	603,494
	Bank of New York
	Mellon Corp.	11,413,704	582,327
	Charles Schwab Corp.	13,355,461	573,751
	BlackRock Inc.	1,330,750	562,122
	Prudential Financial Inc.	4,708,890	509,219
	CME Group Inc.	3,729,890	467,132
	Marsh & McLennan
	Cos. Inc.	5,656,965	441,017
	Capital One Financial
	Corp.	5,301,763	438,032
	Intercontinental
	Exchange Inc.	6,499,426	428,442
	S&P Global Inc.	2,830,068	413,162
	BB&T Corp.	8,897,204	404,022
	Travelers Cos. Inc.	3,067,448	388,124
	Aon plc	2,873,708	382,060
	Allstate Corp.	3,999,998	353,760
	State Street Corp.	3,877,780	347,953
	Aflac Inc.	4,351,277	338,007
	SunTrust Banks Inc.	5,310,200	301,195

			Market
			Value•
		Shares	($000)
	Progressive Corp.	6,380,454	281,314
	M&T Bank Corp.	1,687,922	273,359
	Discover Financial
	Services	4,168,617	259,246
	Synchrony Financial	8,458,695	252,238
	Northern Trust Corp.	2,366,343	230,032
	KeyCorp	12,018,525	225,227
	Moody’s Corp.	1,824,878	222,051
	Fifth Third Bancorp	8,225,662	213,538
	Ameriprise Financial Inc.	1,671,564	212,773
	Hartford Financial
	Services Group Inc.	4,027,969	211,750
	Willis Towers
	Watson plc	1,394,405	202,830
	Citizens Financial
	Group Inc.	5,554,099	198,170
	T. Rowe Price
	Group Inc.	2,645,358	196,312
*	Berkshire Hathaway
	Inc. Class A	759	193,317
	Regions Financial Corp.	13,192,214	193,134
	Principal Financial
	Group Inc.	2,939,059	188,306
	Franklin Resources Inc.	3,754,315	168,156
	Lincoln National Corp.	2,459,124	166,188
	Huntington
	Bancshares Inc.	11,919,924	161,157
	Invesco Ltd.	4,461,071	156,985
	Comerica Inc.	1,940,071	142,091
	Loews Corp.	3,026,946	141,691
	XL Group Ltd.	2,866,558	125,555
	Cincinnati Financial
	Corp.	1,647,921	119,392
	Unum Group	2,502,283	116,682
	Everest Re Group Ltd.	450,178	114,611
*	E*TRADE Financial
	Corp.	3,012,129	114,551
	Raymond James
	Financial Inc.	1,409,284	113,053
	Arthur J Gallagher
	& Co.	1,967,913	112,663
	Affiliated Managers
	Group Inc.	622,281	103,212
	Zions Bancorporation	2,220,685	97,510
	Leucadia National
	Corp.	3,545,653	92,754
	CBOE Holdings Inc.	1,006,972	92,037
	Torchmark Corp.	1,192,817	91,251
	Nasdaq Inc.	1,249,641	89,337
	People’s United
	Financial Inc.	3,792,075	66,968
	Assurant Inc.	600,664	62,283
	Navient Corp.	3,124,274	52,019
			33,134,758

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
Health Care (14.5%)
	Johnson & Johnson	29,555,489	3,909,896
	Pfizer Inc.	65,473,512	2,199,255
	UnitedHealth Group
	Inc.	10,572,200	1,960,297
	Merck & Co. Inc.	30,007,144	1,923,158
	Amgen Inc.	8,075,215	1,390,794
	Medtronic plc	15,021,337	1,333,144
	AbbVie Inc.	17,464,855	1,266,377
*	Celgene Corp.	8,568,766	1,112,826
	Gilead Sciences Inc.	14,340,261	1,015,004
	Bristol-Myers
	Squibb Co.	18,079,091	1,007,367
	Abbott Laboratories	19,043,364	925,698
	Allergan plc	3,685,955	896,019
	Eli Lilly & Co.	10,656,000	876,989
	Thermo Fisher
	Scientific Inc.	4,293,595	749,103
*	Biogen Inc.	2,344,559	636,219
	Danaher Corp.	6,704,430	565,787
	Aetna Inc.	3,640,820	552,786
	Anthem Inc.	2,908,521	547,180
	Becton Dickinson
	and Co.	2,495,631	486,923
	Stryker Corp.	3,405,260	472,582
	Cigna Corp.	2,810,267	470,411
*	Boston Scientific
	Corp.	15,017,101	416,274
*	Express Scripts
	Holding Co.	6,508,680	415,514
*	Regeneron
	Pharmaceuticals Inc.	835,585	410,389
	Humana Inc.	1,582,465	380,773
	McKesson Corp.	2,312,628	380,520
*	Intuitive Surgical Inc.	403,974	377,865
*	Vertex
	Pharmaceuticals Inc.	2,730,955	351,938
	Zoetis Inc.	5,381,477	335,696
	Baxter
	International Inc.	5,347,911	323,762
*	Alexion
	Pharmaceuticals Inc.	2,465,853	300,020
	Zimmer Biomet
	Holdings Inc.	2,210,266	283,798
*	Illumina Inc.	1,601,729	277,932
*	HCA Healthcare Inc.	3,137,892	273,624
*	Edwards
	Lifesciences Corp.	2,304,546	272,489
	Cardinal Health Inc.	3,463,568	269,881
	CR Bard Inc.	794,030	251,001
*	Incyte Corp.	1,863,632	234,650
*	Cerner Corp.	3,223,616	214,274
	Agilent Technologies
	Inc.	3,540,054	209,961

			Market
			Value•
		Shares	($000)
*	Mylan NV	5,063,352	196,559
*	Laboratory Corp. of
	America Holdings	1,124,050	173,261
	AmerisourceBergen
	Corp. Class A	1,819,653	172,012
	Quest Diagnostics Inc.	1,500,203	166,763
*	Mettler-Toledo
	International Inc.	283,126	166,631
	Dentsply Sirona Inc.	2,514,593	163,046
*	Waters Corp.	879,653	161,715
*	Henry Schein Inc.	869,852	159,200
*	IDEXX Laboratories Inc.	966,264	155,974
*	Centene Corp.	1,889,054	150,898
*	Hologic Inc.	3,070,249	139,328
	Cooper Cos. Inc.	536,344	128,411
*	Align Technology Inc.	827,876	124,281
	Universal Health
	Services Inc. Class B	982,979	120,002
	Perrigo Co. plc	1,570,333	118,592
*	DaVita Inc.	1,705,121	110,424
*	Varian Medical
	Systems Inc.	1,007,834	103,998
	PerkinElmer Inc.	1,206,613	82,219
*	Envision Healthcare
	Corp.	1,286,178	80,605
*	Mallinckrodt plc	1,093,360	48,993
	Patterson Cos. Inc.	894,547	41,999
			33,043,087
Industrials (10.2%)
	General Electric Co.	95,545,504	2,580,684
	3M Co.	6,557,616	1,365,230
	Boeing Co.	6,159,853	1,218,111
	Honeywell
	International Inc.	8,365,693	1,115,063
	United Technologies
	Corp.	8,177,263	998,526
	Union Pacific Corp.	8,860,934	965,044
	United Parcel
	Service Inc. Class B	7,558,956	835,945
	Lockheed Martin Corp.	2,731,862	758,392
	Caterpillar Inc.	6,466,166	694,854
	General
	Dynamics Corp.	3,112,478	616,582
	FedEx Corp.	2,699,915	586,773
	CSX Corp.	10,127,567	552,560
	Raytheon Co.	3,194,994	515,928
	Northrop
	Grumman Corp.	1,916,214	491,911
	Illinois Tool Works Inc.	3,412,737	488,875
	Johnson Controls
	International plc	10,298,001	446,521
	Delta Air Lines Inc.	8,071,511	433,763
	Emerson Electric Co.	7,074,671	421,792
	Southwest Airlines Co.	6,630,629	412,027

11

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Deere & Co.	3,226,930	398,816
	Norfolk Southern Corp.	3,177,592	386,713
	Eaton Corp. plc	4,904,796	381,740
	Waste Management Inc.	4,463,919	327,428
	Cummins Inc.	1,696,991	275,286
	American Airlines
	Group Inc.	5,401,058	271,781
	Roper Technologies Inc.	1,118,750	259,024
	Ingersoll-Rand plc	2,807,255	256,555
	PACCAR Inc.	3,851,685	254,365
	Stanley Black &
	Decker Inc.	1,677,378	236,057
	Parker-Hannifin Corp.	1,463,213	233,851
*	United Continental
	Holdings Inc.	3,089,604	232,493
	Rockwell Automation
	Inc.	1,412,656	228,794
	Fortive Corp.	3,306,191	209,447
	Rockwell Collins Inc.	1,783,751	187,437
	Equifax Inc.	1,318,133	181,138
	Republic Services
	Inc. Class A	2,524,164	160,865
*	IHS Markit Ltd.	3,487,905	153,607
	AMETEK Inc.	2,523,094	152,824
	TransDigm Group Inc.	536,202	144,169
	L3 Technologies Inc.	856,076	143,033
	Nielsen Holdings plc	3,692,006	142,733
*	Verisk Analytics
	Inc. Class A	1,685,951	142,244
	Textron Inc.	2,935,096	138,243
	Fastenal Co.	3,172,235	138,087
	Dover Corp.	1,710,685	137,231
	Masco Corp.	3,507,379	134,017
	Pentair plc	1,838,463	122,331
	Kansas City Southern	1,163,123	121,721
	Alaska Air Group Inc.	1,355,302	121,652
	Cintas Corp.	947,048	119,366
	Expeditors
	International of
	Washington Inc.	1,980,836	111,878
	Fortune Brands Home
	& Security Inc.	1,686,888	110,053
	Arconic Inc.	4,844,264	109,723
	Xylem Inc.	1,969,147	109,150
	WW Grainger Inc.	589,167	106,362
	CH Robinson
	Worldwide Inc.	1,547,666	106,294
*	United Rentals Inc.	929,331	104,745
	Snap-on Inc.	635,794	100,455
	Acuity Brands Inc.	484,093	98,406
	JB Hunt Transport
	Services Inc.	940,557	85,948
	Allegion plc	1,048,159	85,027

			Market
			Value•
		Shares	($000)
	Jacobs Engineering
	Group Inc.	1,325,226	72,079
*	Stericycle Inc.	938,522	71,628
	Fluor Corp.	1,538,609	70,438
	Robert Half
	International Inc.	1,394,433	66,835
	Flowserve Corp.	1,428,744	66,337
*	Quanta Services Inc.	1,623,978	53,461
			23,420,448
Information Technology (22.2%)
	Apple Inc.	57,205,596	8,238,750
	Microsoft Corp.	84,707,687	5,838,901
*	Facebook Inc. Class A	25,933,828	3,915,489
*	Alphabet Inc. Class A	3,265,399	3,035,776
*	Alphabet Inc. Class C	3,273,771	2,974,974
	Visa Inc. Class A	20,254,976	1,899,512
	Intel Corp.	51,661,419	1,743,056
	Cisco Systems Inc.	54,854,274	1,716,939
	Oracle Corp.	32,960,375	1,652,633
	International Business
	Machines Corp.	9,381,467	1,443,151
	Mastercard Inc.
	Class A	10,293,044	1,250,090
	Broadcom Ltd.	4,404,485	1,026,465
	NVIDIA Corp.	6,529,546	943,911
	QUALCOMM Inc.	16,213,737	895,323
	Accenture plc Class A	6,805,094	841,654
	Texas Instruments Inc.	10,934,009	841,153
*	Adobe Systems Inc.	5,429,281	767,918
*	PayPal Holdings Inc.	12,261,501	658,075
*	salesforce.com Inc.	7,338,794	635,540
	Automatic Data
	Processing Inc.	4,908,446	502,919
	Applied Materials Inc.	11,795,474	487,271
	Activision Blizzard Inc.	7,611,261	438,180
	Cognizant Technology
	Solutions Corp.
	Class A	6,465,653	429,319
*	eBay Inc.	11,037,693	385,436
*	Electronic Arts Inc.	3,399,668	359,413
	Intuit Inc.	2,669,045	354,476
*	Micron Technology Inc.	11,420,443	341,014
	HP Inc.	18,487,482	323,161
	Analog Devices Inc.	4,030,718	313,590
	Fidelity National
	Information
	Services Inc.	3,630,723	310,064
	TE Connectivity Ltd.	3,899,371	306,803
	Corning Inc.	10,107,263	303,723
	Hewlett Packard
	Enterprise Co.	18,279,134	303,251
*	Fiserv Inc.	2,332,709	285,384
	Western Digital Corp.	3,198,943	283,426
	Lam Research Corp.	1,771,889	250,598

12

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Amphenol Corp.
	Class A	3,350,948	247,367
	DXC Technology Co.	3,104,797	238,200
*	Autodesk Inc.	2,126,463	214,390
	Paychex Inc.	3,505,835	199,622
^	Microchip Technology
	Inc.	2,519,647	194,466
	Skyworks Solutions Inc.	2,023,975	194,200
	Symantec Corp.	6,669,054	188,401
*	Red Hat Inc.	1,951,294	186,836
	Xilinx Inc.	2,719,724	174,933
	KLA-Tencor Corp.	1,718,886	157,295
	Alliance Data Systems
	Corp.	610,468	156,701
	Motorola Solutions Inc.	1,792,381	155,471
	Global Payments Inc.	1,671,938	151,010
	Harris Corp.	1,336,689	145,806
*	Citrix Systems Inc.	1,657,256	131,885
	Seagate Technology plc	3,256,515	126,190
*	Gartner Inc.	991,610	122,474
*	Synopsys Inc.	1,649,837	120,323
	NetApp Inc.	2,978,651	119,295
	CA Inc.	3,431,883	118,297
	Juniper Networks Inc.	4,200,085	117,098
*	ANSYS Inc.	937,447	114,069
*,^	Advanced Micro
	Devices Inc.	8,496,664	106,038
	Total System
	Services Inc.	1,816,066	105,786
	Western Union Co.	5,167,079	98,433
*	Akamai
	Technologies Inc.	1,899,378	94,608
*	F5 Networks Inc.	711,072	90,349
*,^	VeriSign Inc.	967,976	89,983
*	Qorvo Inc.	1,393,642	88,245
	Xerox Corp.	2,337,430	67,154
	FLIR Systems Inc.	1,494,508	51,800
	CSRA Inc.	1,593,101	50,581
			50,714,644
Materials (2.8%)
	Dow Chemical Co.	12,335,023	777,970
	EI du Pont de
	Nemours & Co.	9,515,405	767,988
	Monsanto Co.	4,816,385	570,067
	Praxair Inc.	3,134,765	415,513
	Ecolab Inc.	2,862,393	379,983
	Air Products &
	Chemicals Inc.	2,387,299	341,527
	Sherwin-Williams Co.	888,653	311,882
	PPG Industries Inc.	2,813,776	309,403
	LyondellBasell
	Industries NV Class A	3,627,834	306,153
	International Paper Co.	4,527,333	256,292
	Nucor Corp.	3,504,296	202,794

			Market
			Value•
		Shares	($000)
	Newmont Mining Corp.	5,846,739	189,376
	Vulcan Materials Co.	1,450,854	183,794
*	Freeport-McMoRan Inc.	14,594,732	175,283
	Ball Corp.	3,848,105	162,428
	WestRock Co.	2,753,284	156,001
	Martin Marietta
	Materials Inc.	686,720	152,850
	Eastman Chemical Co.	1,598,901	134,292
	Albemarle Corp.	1,214,310	128,158
	International Flavors
	& Fragrances Inc.	866,976	117,042
	FMC Corp.	1,469,310	107,333
	Sealed Air Corp.	2,147,084	96,103
	Mosaic Co.	3,848,864	87,870
	Avery Dennison Corp.	970,940	85,802
	CF Industries
	Holdings Inc.	2,556,752	71,487
			6,487,391
Real Estate (2.9%)
	American Tower
	Corporation	4,664,799	617,246
	Simon Property
	Group Inc.	3,426,777	554,315
	Crown Castle
	International Corp.	4,014,651	402,188
	Equinix Inc.	854,335	366,646
	Public Storage	1,639,341	341,852
	Prologis Inc.	5,824,134	341,527
	Welltower Inc.	4,021,673	301,022
	AvalonBay
	Communities Inc.	1,510,625	290,297
	Weyerhaeuser Co.	8,252,165	276,448
	Ventas Inc.	3,891,122	270,355
	Equity Residential	4,025,784	265,017
	Boston Properties Inc.	1,690,367	207,949
	Digital Realty Trust Inc.	1,751,955	197,883
	Essex Property Trust Inc.	720,600	185,389
	Vornado Realty Trust	1,892,417	177,698
	Realty Income Corp.	2,994,007	165,209
	HCP Inc.	5,137,812	164,205
	GGP Inc.	6,395,685	150,682
	Host Hotels &
	Resorts Inc.	8,128,440	148,507
	Mid-America Apartment
	Communities Inc.	1,248,275	131,543
*	CBRE Group Inc.
	Class A	3,306,620	120,361
	Alexandria Real Estate
	Equities Inc.	998,685	120,312
	SL Green Realty Corp.	1,116,571	118,133
	UDR Inc.	2,929,286	114,154
	Extra Space Storage Inc.	1,380,844	107,706
	Regency Centers Corp.	1,601,716	100,332

13

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Federal Realty
	Investment Trust	790,957	99,969
	Iron Mountain Inc.	2,691,634	92,485
	Kimco Realty Corp.	4,672,441	85,739
	Macerich Co.	1,305,810	75,815
	Apartment Investment
	& Management Co.	1,720,657	73,937
			6,664,921
Telecommunication Services (2.1%)
	AT&T Inc.	67,451,054	2,544,928
	Verizon
	Communications Inc.	44,754,597	1,998,740
*	Level 3
	Communications Inc.	3,209,705	190,336
^	CenturyLink Inc.	6,017,596	143,700
			4,877,704
Utilities (3.2%)
	NextEra Energy Inc.	5,138,121	720,005
	Duke Energy Corp.	7,681,458	642,093
	Dominion Energy Inc.	6,903,801	529,038
	Southern Co.	10,916,761	522,695
	American Electric
	Power Co. Inc.	5,392,000	374,582
	PG&E Corp.	5,599,169	371,617
	Exelon Corp.	10,166,980	366,723
	Sempra Energy	2,750,120	310,076
	PPL Corp.	7,503,625	290,090
	Edison International	3,577,532	279,727
	Consolidated
	Edison Inc.	3,354,296	271,094
	Xcel Energy Inc.	5,567,520	255,438
	Public Service
	Enterprise Group Inc.	5,555,490	238,942
	WEC Energy Group Inc.	3,467,114	212,812
	Eversource Energy	3,481,521	211,363
	DTE Energy Co.	1,970,242	208,432
	American Water
	Works Co. Inc.	1,952,999	152,236
	Entergy Corp.	1,967,866	151,073
	Ameren Corp.	2,658,961	145,365

			Market
			Value•
		Shares	($000)
	CMS Energy Corp.	3,081,908	142,538
	FirstEnergy Corp.	4,865,527	141,879
	CenterPoint Energy Inc.	4,723,114	129,319
	SCANA Corp.	1,566,777	104,990
	Pinnacle West
	Capital Corp.	1,221,550	104,027
	Alliant Energy Corp.	2,496,128	100,270
	NiSource Inc.	3,547,869	89,974
	AES Corp.	7,224,787	80,267
	NRG Energy Inc.	3,471,207	59,774
			7,206,439
Total Common Stocks
(Cost $138,341,928)		227,901,913
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.181%	9,197,945	919,979

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury
	Bill, 0.918%, 9/14/17	7,000	6,986
4	United States Treasury
	Bill, 0.909%, 10/5/17	20,000	19,947
4	United States Treasury
	Bill, 1.052%–1.056%,
	11/24/17	12,000	11,949
			38,882
Total Temporary Cash Investments
(Cost $958,835)			958,861
Total Investments (100.0%)
(Cost $139,300,763)			228,860,774

14

Institutional Index Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Accrued Income	228,028
Receivables for Capital Shares Issued	499,105
Other Assets	444
Total Other Assets	727,577
Liabilities
Payables for Investment Securities
Purchased	(97,263)
Collateral for Securities on Loan	(152,159)
Payables for Capital Shares Redeemed	(428,759)
Payables to Vanguard	(3,388)
Other Liabilities	(1,114)
Total Liabilities	(682,683)
Net Assets (100%)	228,905,668

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	139,547,377
Undistributed Net Investment Income	87,499
Accumulated Net Realized Losses	(286,925)
Unrealized Appreciation (Depreciation)
Investment Securities	89,560,011
Futures Contracts	(2,294)
Net Assets	228,905,668

Amount
($000)
Institutional Shares—Net Assets
Applicable to 598,904,349 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	132,229,388
Net Asset Value Per Share—
Institutional Shares	$220.79

Institutional Plus Shares—Net Assets
Applicable to 437,847,875 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	96,676,280
Net Asset Value Per Share—
Institutional Plus Shares	$220.80

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $146,509,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $152,159,000 of collateral received for securities on loan.
4 Securities with a value of $38,185,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	2,171,240
Interest[1]	3,503
Securities Lending—Net	1,024
Total Income	2,175,767
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	25,458
Management and Administrative—Institutional Plus Shares	9,450
Total Expenses	34,908
Net Investment Income	2,140,859
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,721,483
Futures Contracts	80,699
Realized Net Gain (Loss)	3,802,182
Change in Unrealized Appreciation (Depreciation)
Investment Securities	13,783,195
Futures Contracts	5,512
Change in Unrealized Appreciation (Depreciation)	13,788,707
Net Increase (Decrease) in Net Assets Resulting from Operations	19,731,748
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $3,348,000 and $86,000 respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,140,859	4,442,107
Realized Net Gain (Loss)	3,802,182	10,669,396
Change in Unrealized Appreciation (Depreciation)	13,788,707	8,104,326
Net Increase (Decrease) in Net Assets Resulting from Operations	19,731,748	23,215,829
Distributions
Net Investment Income
Institutional Shares	(1,195,500)	(2,442,559)
Institutional Plus Shares	(892,438)	(2,012,550)
Realized Capital Gain
Institutional Shares	—	(346,073)
Institutional Plus Shares	—	(266,240)
Total Distributions	(2,087,938)	(5,067,422)
Capital Share Transactions
Institutional Shares	2,142,517	5,253,646
Institutional Plus Shares	(2,375,847)	(6,653,506)
Net Increase (Decrease) from Capital Share Transactions	(233,330)	(1,399,860)
Total Increase (Decrease)	17,410,480	16,748,547
Net Assets
Beginning of Period	211,495,188	194,746,641
End of Period[1]	228,905,668	211,495,188

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $87,499,000 and $34,578,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$203.83	$186.62	$188.67	$169.28	$130.52	$115.04
Investment Operations
Net Investment Income	2.058	4.210	4.585[1]	3.561	3.128	2.835
Net Realized and Unrealized Gain (Loss)
on Investments	16.909	17.814	(2.065)	19.380	38.759	15.475
Total from Investment Operations	18.967	22.024	2.520	22.941	41.887	18.310
Distributions
Dividends from Net Investment Income	(2.007)	(4.223)	(4.570)	(3.551)	(3.127)	(2.830)
Distributions from Realized Capital Gains	—	(.591)	—	—	—	—
Total Distributions	(2.007)	(4.814)	(4.570)	(3.551)	(3.127)	(2.830)
Net Asset Value, End of Period	$220.79	$203.83	$186.62	$188.67	$169.28	$130.52

Total Return	9.32%	11.93%	1.37%	13.65%	32.35%	15.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$132,229	$120,014	$104,705	$102,114	$87,843	$68,055
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.19%	2.43%[1]	2.01%	2.08%	2.27%
Portfolio Turnover Rate[2]	4%	5%	5%	4%	5%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$203.84	$186.63	$188.68	$169.28	$130.53	$115.05
Investment Operations
Net Investment Income	2.079	4.248	4.622[1]	3.597	3.158	2.861
Net Realized and Unrealized Gain (Loss)
on Investments	16.909	17.814	(2.065)	19.388	38.750	15.474
Total from Investment Operations	18.988	22.062	2.557	22.985	41.908	18.335
Distributions
Dividends from Net Investment Income	(2.028)	(4.261)	(4.607)	(3.585)	(3.158)	(2.855)
Distributions from Realized Capital Gains	—	(.591)	—	—	—	—
Total Distributions	(2.028)	(4.852)	(4.607)	(3.585)	(3.158)	(2.855)
Net Asset Value, End of Period	$220.80	$203.84	$186.63	$188.68	$169.28	$130.53

Total Return	9.33%	11.95%	1.39%	13.68%	32.37%	16.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,676	$91,481	$90,042	$85,611	$74,915	$49,286
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.21%	2.45%[1]	2.03%	2.10%	2.29%
Portfolio Turnover Rate[2]	4%	5%	5%	4%	5%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

20

Institutional Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counter-parties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing

21

Institutional Index Fund

fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	227,901,913	—	—
Temporary Cash Investments	919,979	38,882	—
Futures Contracts—Assets[1]	444	—	—
Total	228,822,336	38,882	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	7,970	964,729	(2,294)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

22

Institutional Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2017, the fund realized $3,755,318,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At June 30, 2017, the cost of investment securities for tax purposes was $139,300,763,000. Net unrealized appreciation of investment securities for tax purposes was $89,560,011,000, consisting of unrealized gains of $93,503,713,000 on securities that had risen in value since their purchase and $3,943,702,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $10,011,587,000 of investment securities and sold $10,028,149,000 of investment securities, other than temporary cash investments. Purchases and sales include $890,105,000 and $5,970,959,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2017	December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	13,187,432	61,388	22,246,070	116,023
Issued in Lieu of Cash Distributions	1,097,035	5,031	2,562,300	13,073
Redeemed	(12,141,950)	(56,315)	(19,554,724)	(101,369)
Net Increase (Decrease)—Institutional Shares	2,142,517	10,104	5,253,646	27,727
Institutional Plus Shares
Issued	9,608,699	44,694	15,503,083	80,386
Issued in Lieu of Cash Distributions	880,230	4,037	2,234,893	11,422
Redeemed	(12,864,776)	(59,674)	(24,391,482)	(125,488)
Net Increase (Decrease)—
Institutional Plus Shares	(2,375,847)	(10,943)	(6,653,506)	(33,680)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,093.20	$0.21
Institutional Plus Shares	1,000.00	1,093.30	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

26

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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interruptions of the index.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082017

Semiannual Report | June 30, 2017

Vanguard Institutional Total Stock

Market Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	55
Trustees Approve Advisory Arrangement.	57
Glossary.	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Institutional Total Stock Market Index Fund returned nearly 9% for the six months ended June 30, 2017. The fund closely tracked its target index, the CRSP US Total Market Index, and exceeded the average return of its multicapitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S. equity market.

• Large-cap stocks outperformed their small- and mid-cap counterparts. Growth stocks outpaced value, reversing a trend from 2016.

• Eight of the fund’s ten market sectors recorded positive returns, with technology, health care, and financials contributing most to the overall return.

• The two sectors posting negative returns were oil and gas and telecommunications.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	8.96%
Institutional Plus Shares	8.95
CRSP US Total Market Index	9.00
Multi-Cap Core Funds Average	8.35

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Perspective

Bill McNabb

Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Chairman and Chief Executive Officer

July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders. As a shareholder of Vanguard
Institutional Total Stock Market Index Fund, you will be asked to vote on proposals that are specific to your fund.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

Institutional Total Stock Market Index Fund

Fund Profile

As of June 30, 2017

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	1.86%	1.88%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,141	3,598
Median Market Cap	$59.8B	$59.8B
Price/Earnings Ratio	21.3x	21.2x
Price/Book Ratio	2.9x	2.9x
Return on Equity	20.2%	16.0%
Earnings Growth Rate	9.9%	10.0%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.6%	2.6%
Consumer Goods	9.7	9.7
Consumer Services	13.1	13.0
Financials	20.4	20.5
Health Care	13.1	13.1
Industrials	13.0	13.0
Oil & Gas	5.6	5.6
Technology	17.4	17.4
Telecommunications	2.0	1.9
Utilities	3.1	3.2

Volatility Measures
CRSP US
Total Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.7%
Alphabet Inc.	Internet	2.2
Microsoft Corp.	Software	2.1
Amazon.com Inc.	Broadline Retailers	1.6
Facebook Inc.	Internet	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Exxon Mobil Corp.	Integrated Oil & Gas	1.4
Berkshire Hathaway Inc.	Reinsurance	1.3
JPMorgan Chase & Co.	Banks	1.3
Wells Fargo & Co.	Banks	1.0
Top Ten		16.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017. For the six months ended June 30, 2017, the annualized expense ratios were 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	18.46%	14.61%	7.43%
Institutional Plus Shares	5/31/2001	18.49	14.62	7.45

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.0%)[1]
Basic Materials (2.6%)
	Dow Chemical Co.	1,954,688	123,282
	EI du Pont de Nemours
	& Co.	1,387,210	111,962
	Praxair Inc.	456,642	60,528
	Ecolab Inc.	417,909	55,477
	Air Products &
	Chemicals Inc.	348,420	49,845
	PPG Industries Inc.	410,684	45,159
	LyondellBasell Industries
	NV Class A	515,594	43,511
	International Paper Co.	660,678	37,401
	Nucor Corp.	510,557	29,546
	Newmont Mining Corp.	853,175	27,634
*	Freeport-McMoRan Inc.	2,083,345	25,021
	Celanese Corp. Class A	224,857	21,348
	Albemarle Corp.	179,153	18,908
	Eastman Chemical Co.	210,010	17,639
	International Flavors &
	Fragrances Inc.	126,369	17,060
	Arconic Inc.	705,297	15,975
	FMC Corp.	214,448	15,665
	Steel Dynamics Inc.	368,899	13,210
	Mosaic Co.	561,663	12,823
	Avery Dennison Corp.	141,763	12,528
	RPM International Inc.	213,754	11,660
	Chemours Co.	295,178	11,193
*	Axalta Coating Systems
	Ltd.	348,636	11,170
	CF Industries Holdings
	Inc.	373,084	10,431
*	Alcoa Corp.	294,799	9,625
	Huntsman Corp.	325,948	8,422
	Royal Gold Inc.	104,603	8,177
	Reliance Steel &
	Aluminum Co.	110,849	8,071
	Olin Corp.	265,425	8,037

			Market
			Value•
		Shares	($000)
	WR Grace & Co.	110,652	7,968
	NewMarket Corp.	15,173	6,987
	Ashland Global Holdings
	Inc.	99,156	6,535
	Scotts Miracle-Gro Co.	71,700	6,414
^	United States Steel Corp.	279,537	6,189
	Sensient Technologies
	Corp.	71,027	5,720
	Versum Materials Inc.	174,511	5,672
	PolyOne Corp.	132,301	5,125
	Cabot Corp.	89,394	4,776
	US Silica Holdings Inc.	129,948	4,612
*	Univar Inc.	157,023	4,585
	HB Fuller Co.	80,897	4,135
	Westlake Chemical Corp.	62,302	4,125
	Minerals Technologies Inc.	56,317	4,122
*	Platform Specialty
	Products Corp.	320,566	4,065
	Balchem Corp.	50,986	3,962
*	Ingevity Corp.	67,537	3,877
	Domtar Corp.	100,377	3,856
*	CONSOL Energy Inc.	258,010	3,855
	Commercial Metals Co.	185,449	3,603
	Worthington Industries Inc.	71,522	3,592
	Compass Minerals
	International Inc.	54,291	3,545
*	GCP Applied Technologies
	Inc.	113,517	3,462
*	AK Steel Holding Corp.	506,620	3,328
*	Cliffs Natural Resources
	Inc.	474,262	3,282
*	Peabody Energy Corp.	134,001	3,276
	Hecla Mining Co.	635,497	3,241
*	Cambrex Corp.	52,165	3,117
^	Allegheny Technologies
	Inc.	174,949	2,976
	Quaker Chemical Corp.	20,352	2,956
	KapStone Paper and
	Packaging Corp.	139,087	2,869

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Carpenter Technology Corp.	74,697	2,796
	Neenah Paper Inc.	33,910	2,721
*	Coeur Mining Inc.	299,398	2,569
	Kaiser Aluminum Corp.	27,745	2,456
	Innospec Inc.	37,182	2,437
*	Kraton Corp.	62,734	2,161
*	AdvanSix Inc.	67,378	2,105
	Stepan Co.	23,280	2,029
*	Century Aluminum Co.	125,221	1,951
	Innophos Holdings Inc.	42,440	1,861
*	Clearwater Paper Corp.	37,923	1,773
*	Ferro Corp.	91,350	1,671
	Arch Coal Inc. Class A	24,115	1,647
	Calgon Carbon Corp.	104,616	1,580
	Chase Corp.	14,675	1,566
	Tronox Ltd. Class A	102,871	1,555
	PH Glatfelter Co.	69,738	1,363
*	SunCoke Energy Inc.	124,992	1,362
	Aceto Corp.	83,404	1,289
	Deltic Timber Corp.	15,223	1,137
	American Vanguard Corp.	64,678	1,116
	Haynes International Inc.	30,361	1,102
*	Koppers Holdings Inc.	30,343	1,097
	A Schulman Inc.	31,811	1,018
*,^	Fairmount Santrol
	Holdings Inc.	248,236	968
	Kronos Worldwide Inc.	52,615	959
	Hallador Energy Co.	113,025	878
	KMG Chemicals Inc.	17,785	866
	Hawkins Inc.	18,122	840
*	Veritiv Corp.	16,978	764
	Ampco-Pittsburgh Corp.	48,960	722
*	OMNOVA Solutions Inc.	73,095	713
*	Resolute Forest Products
	Inc.	140,309	617
*	CSW Industrials Inc.	15,456	597
	Tredegar Corp.	36,672	559
*	Cloud Peak Energy Inc.	127,884	451
	Olympic Steel Inc.	21,873	426
	Rayonier Advanced
	Materials Inc.	22,836	359
*	Westmoreland Coal Co.	70,819	345
	FutureFuel Corp.	21,815	329
*	Codexis Inc.	50,575	276
*	LSB Industries Inc.	26,149	270
	Gold Resource Corp.	52,189	213
*	Universal Stainless & Alloy
	Products Inc.	10,736	209
*	Ryerson Holding Corp.	20,819	206
*,^	Uranium Energy Corp.	110,492	176
	Friedman Industries Inc.	30,651	174
*	General Moly Inc.	384,371	142
*,^	Golden Minerals Co.	243,316	137
*	Handy & Harman Ltd.	4,280	134

			Market
			Value•
		Shares	($000)
*	Real Industry Inc.	22,749	66
*	Senomyx Inc.	66,934	56
*	Solitario Exploration &
	Royalty Corp.	56,237	38
	Warrior Met Coal Inc.	2,133	37
*	Ikonics Corp.	3,253	29
*	AgroFresh Solutions Inc.	3,000	22
*	Northern Technologies
	International Corp.	1,269	20
*	Synalloy Corp.	1,703	19
*	NL Industries Inc.	2,169	15
	United-Guardian Inc.	950	15
*,^	Pershing Gold Corp.	4,000	11
*,^	Ramaco Resources Inc.	1,279	8
*	Verso Corp.	1,197	6
*	TOR Minerals
	International Inc.	682	5
*	Comstock Mining Inc.	21,959	4
*	Rentech Inc.	200	—
			1,032,178
Consumer Goods (9.6%)
	Procter & Gamble Co.	4,092,031	356,621
	Philip Morris
	International Inc.	2,484,944	291,857
	Coca-Cola Co.	6,152,249	275,928
	PepsiCo Inc.	2,285,506	263,953
	Altria Group Inc.	3,090,501	230,150
	NIKE Inc. Class B	2,114,352	124,747
	Colgate-Palmolive Co.	1,413,280	104,766
	Mondelez International
	Inc. Class A	2,306,156	99,603
	Reynolds American Inc.	1,369,613	89,080
	Kraft Heinz Co.	974,083	83,420
	Monsanto Co.	702,141	83,105
	Kimberly-Clark Corp.	567,912	73,323
	General Motors Co.	2,052,355	71,689
*,^	Tesla Inc.	197,111	71,277
	Ford Motor Co.	6,257,594	70,023
	Activision Blizzard Inc.	1,145,583	65,951
	General Mills Inc.	923,795	51,178
*	Electronic Arts Inc.	468,581	49,538
	Constellation Brands
	Inc. Class A	247,605	47,969
	Newell Brands Inc.	772,936	41,445
	Archer-Daniels-Midland
	Co.	909,540	37,637
	Delphi Automotive plc	429,363	37,634
	Stanley Black & Decker
	Inc.	244,935	34,470
	Estee Lauder Cos. Inc.
	Class A	358,236	34,384
*	Monster Beverage Corp.	682,019	33,883
	Tyson Foods Inc. Class A	461,155	28,882
	Clorox Co.	206,102	27,461

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Kellogg Co.	392,363	27,254
	Dr Pepper Snapple Group
	Inc.	294,180	26,803
	Conagra Brands Inc.	693,150	24,787
	VF Corp.	428,268	24,668
*	Mohawk Industries Inc.	101,076	24,429
	Molson Coors Brewing Co.
	Class B	280,465	24,215
	Hershey Co.	219,135	23,529
	Whirlpool Corp.	118,687	22,743
	Church & Dwight Co. Inc.	411,939	21,371
	Coach Inc.	449,828	21,295
	JM Smucker Co.	177,080	20,954
	Genuine Parts Co.	225,066	20,877
	Hasbro Inc.	180,065	20,079
	DR Horton Inc.	570,886	19,736
	McCormick & Co. Inc.	181,343	17,683
	Lennar Corp. Class A	317,477	16,928
	Bunge Ltd.	224,655	16,759
	Campbell Soup Co.	317,866	16,577
	Lear Corp.	110,606	15,715
*	LKQ Corp.	468,632	15,441
	Harley-Davidson Inc.	280,921	15,175
	Snap-on Inc.	92,789	14,661
	PVH Corp.	126,343	14,466
	Hormel Foods Corp.	423,145	14,433
	BorgWarner Inc.	339,595	14,385
	Brown-Forman Corp.
	Class B	292,259	14,204
	Goodyear Tire & Rubber
	Co.	402,932	14,087
	Hanesbrands Inc.	603,154	13,969
*	NVR Inc.	5,701	13,743
	Ingredion Inc.	114,709	13,674
	Leucadia National Corp.	518,168	13,555
	Coty Inc. Class A	717,781	13,466
*	Take-Two Interactive
	Software Inc.	166,132	12,191
	Mattel Inc.	548,137	11,801
	PulteGroup Inc.	466,512	11,444
	Pinnacle Foods Inc.	189,950	11,283
	Leggett & Platt Inc.	213,254	11,202
*	Middleby Corp.	92,141	11,196
*	WABCO Holdings Inc.	82,596	10,532
	Lamb Weston Holdings
	Inc.	233,715	10,293
	Toll Brothers Inc.	247,204	9,767
*	Lululemon Athletica Inc.	152,700	9,112
	Brunswick Corp.	143,102	8,977
*	Michael Kors Holdings
	Ltd.	246,991	8,953
^	Polaris Industries Inc.	95,761	8,832
	Gentex Corp.	459,682	8,720
	Thor Industries Inc.	79,953	8,357

			Market
			Value•
		Shares	($000)
*	Post Holdings Inc.	100,756	7,824
	Valvoline Inc.	326,363	7,741
*,^	Herbalife Ltd.	104,564	7,459
*	TreeHouse Foods Inc.	91,189	7,449
	Pool Corp.	62,922	7,398
*	Edgewell Personal Care
	Co.	91,957	6,991
	Ralph Lauren Corp. Class
	A	89,730	6,622
	Carter’s Inc.	74,008	6,583
*	Hain Celestial Group Inc.	165,728	6,434
*,^	Under Armour Inc. Class
	A	295,515	6,430
*	Skechers U. S. A. Inc.
	Class A	214,075	6,315
*	US Foods Holding Corp.	230,586	6,277
*	Under Armour Inc.	300,818	6,065
*	Visteon Corp.	53,804	5,491
	Flowers Foods Inc.	299,638	5,187
	Nu Skin Enterprises Inc.
	Class A	82,518	5,185
	Dana Inc.	231,295	5,165
*	Wayfair Inc.	66,245	5,093
	Tenneco Inc.	88,001	5,089
	Energizer Holdings Inc.	99,128	4,760
	Spectrum Brands
	Holdings Inc.	37,705	4,715
	Tupperware Brands Corp.	65,009	4,566
*	Zynga Inc. Class A	1,253,572	4,563
	CalAtlantic Group Inc.	125,061	4,421
*	Dorman Products Inc.	52,598	4,354
	Snyder’s-Lance Inc.	123,018	4,259
	Wolverine World Wide Inc.	149,906	4,199
*	Tempur Sealy International
	Inc.	78,639	4,199
*	Welbilt Inc.	222,264	4,190
*	Darling Ingredients Inc.	263,463	4,147
*	Helen of Troy Ltd.	44,053	4,145
	LCI Industries	37,887	3,880
	KB Home	161,751	3,877
*	Kate Spade & Co.	206,295	3,814
^	B&G Foods Inc.	106,550	3,793
	Lancaster Colony Corp.	30,890	3,788
	Sanderson Farms Inc.	30,925	3,576
*	iRobot Corp.	41,745	3,512
*	Deckers Outdoor Corp.	51,365	3,506
*	Steven Madden Ltd.	87,142	3,481
	Vector Group Ltd.	155,393	3,313
	Nutrisystem Inc.	62,329	3,244
*	Blue Buffalo Pet Products
	Inc.	141,887	3,236
*	TRI Pointe Group Inc.	241,895	3,191
	J&J Snack Foods Corp.	23,997	3,169
	Cooper Tire & Rubber Co.	84,892	3,065

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	La-Z-Boy Inc.	92,466	3,005
*	Select Comfort Corp.	84,456	2,997
	Herman Miller Inc.	95,835	2,913
*	Cooper-Standard Holdings
	Inc.	28,623	2,887
	HNI Corp.	71,359	2,845
*	ACCO Brands Corp.	236,696	2,758
	Fresh Del Monte Produce
	Inc.	53,454	2,721
*	Meritage Homes Corp.	63,258	2,670
*	Avon Products Inc.	695,012	2,641
	Universal Corp.	40,583	2,626
*	Cavco Industries Inc.	20,153	2,613
	Columbia Sportswear Co.	44,209	2,567
	MDC Holdings Inc.	71,899	2,540
	Dean Foods Co.	145,338	2,471
	Coca-Cola Bottling Co.
	Consolidated	10,682	2,445
	Interface Inc. Class A	122,526	2,408
	WD-40 Co.	21,713	2,396
	Briggs & Stratton Corp.	97,173	2,342
*	Central Garden & Pet Co.
	Class A	77,477	2,326
*	Gentherm Inc.	58,575	2,273
*	Pilgrim’s Pride Corp.	103,335	2,265
*	Vista Outdoor Inc.	95,650	2,153
	Standard Motor Products
	Inc.	40,303	2,105
	Ethan Allen Interiors Inc.	59,579	1,924
	Schweitzer-Mauduit
	International Inc.	50,099	1,865
*	Boston Beer Co. Inc.
	Class A	14,101	1,863
*	Taylor Morrison Home
	Corp. Class A	76,388	1,834
*,^	Cal-Maine Foods Inc.	45,671	1,809
	Andersons Inc.	52,860	1,805
	Steelcase Inc. Class A	128,318	1,796
*	American Axle &
	Manufacturing Holdings
	Inc.	113,676	1,773
	Callaway Golf Co.	132,693	1,696
	Knoll Inc.	82,527	1,655
	Inter Parfums Inc.	44,624	1,635
*	G-III Apparel Group Ltd.	62,526	1,560
	Winnebago Industries Inc.	43,831	1,534
*	Nautilus Inc.	78,770	1,508
*	Hostess Brands Inc.
	Class A	93,500	1,505
	John B Sanfilippo & Son
	Inc.	23,145	1,461
	Calavo Growers Inc.	21,145	1,460
	Seaboard Corp.	360	1,438

			Market
			Value•
		Shares	($000)
*	USANA Health Sciences
	Inc.	22,430	1,438
*	Unifi Inc.	46,571	1,434
	Bassett Furniture
	Industries Inc.	37,767	1,433
*	Modine Manufacturing Co.	86,477	1,431
*	Beazer Homes USA Inc.	104,026	1,427
	Medifast Inc.	33,570	1,392
	National Beverage Corp.	14,858	1,390
	Oxford Industries Inc.	21,579	1,348
*	Motorcar Parts of
	America Inc.	43,131	1,218
	Movado Group Inc.	47,938	1,210
*	Fox Factory Holding Corp.	33,784	1,203
*	Fitbit Inc. Class A	224,635	1,193
*	Central Garden & Pet Co.	37,224	1,183
*	Crocs Inc.	149,814	1,155
^	Tootsie Roll Industries Inc.	31,531	1,099
	Flexsteel Industries Inc.	19,486	1,054
*	Universal Electronics Inc.	15,679	1,048
	Lennar Corp. Class B	22,644	1,018
	Culp Inc.	29,737	966
*	M/I Homes Inc.	32,976	941
*	Farmer Brothers Co.	27,582	834
	Kimball International Inc.
	Class B	49,604	828
*	Perry Ellis International
	Inc.	39,234	764
	Hooker Furniture Corp.	17,970	739
	Superior Industries
	International Inc.	35,606	732
*	Fossil Group Inc.	66,446	688
*,^	GoPro Inc. Class A	83,003	675
*	Iconix Brand Group Inc.	96,145	664
	Omega Protein Corp.	32,711	586
*,^	Jamba Inc.	72,175	562
*	Stoneridge Inc.	35,053	540
	Alico Inc.	16,932	530
	Phibro Animal Health
	Corp. Class A	13,665	506
	National Presto
	Industries Inc.	4,575	506
*	Glu Mobile Inc.	199,352	498
*	Primo Water Corp.	38,032	483
	MGP Ingredients Inc.	9,343	478
*	Revlon Inc. Class A	19,900	472
*	Core Molding
	Technologies Inc.	20,725	448
*	Eastman Kodak Co.	39,871	363
	Marine Products Corp.	22,403	350
	Tower International Inc.	15,061	338
*	Shiloh Industries Inc.	28,486	334
*	Vera Bradley Inc.	34,158	334

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Alliance One International
	Inc.	22,691	327
	Weyco Group Inc.	11,573	323
*	LGI Homes Inc.	7,514	302
*	Cherokee Inc.	42,923	298
*	ZAGG Inc.	30,892	267
	Camping World Holdings
	Inc. Class A	8,625	266
	Nutraceutical International
	Corp.	6,285	262
*	Hovnanian Enterprises Inc.
	Class A	91,200	255
	Johnson Outdoors Inc.
	Class A	5,006	241
*	Dixie Group Inc.	49,812	224
	Oil-Dri Corp. of America	5,275	222
*,^	Amplify Snack Brands Inc.	22,773	220
*,^	JAKKS Pacific Inc.	53,883	216
	Limoneira Co.	9,066	214
	Libbey Inc.	25,544	206
	Lifetime Brands Inc.	11,235	204
	Strattec Security Corp.	5,352	189
*	Lifeway Foods Inc.	19,531	182
	Escalade Inc.	13,847	181
*	Black Diamond Inc.	27,241	181
*	Craft Brew Alliance Inc.	10,411	175
	Titan International Inc.	13,744	165
*	Sequential Brands Group
	Inc.	39,641	158
*	e.l.f. Beauty, Inc.	5,651	154
*	William Lyon Homes Class
	A	6,000	145
	Nature’s Sunshine Products
	Inc.	10,016	133
*	Coffee Holding Co. Inc.	27,694	124
*	Natural Alternatives
	International Inc.	12,166	122
	Mannatech Inc.	7,199	114
*	Delta Apparel Inc.	5,153	114
*,^	S&W Seed Co.	27,184	113
*	Lifevantage Corp.	24,902	108
	Acushnet Holdings Corp.	5,367	107
	LS Starrett Co. Class A	11,175	96
	Rocky Brands Inc.	6,414	86
*	Inventure Foods Inc.	18,959	82
*	Malibu Boats Inc. Class A	3,100	80
^	Orchids Paper Products Co.	4,683	61
	Superior Uniform Group Inc.	2,555	57
	Acme United Corp.	1,971	56
*	Seneca Foods Corp. Class A	1,806	56
*	Female Health Co.	52,315	55
*	US Auto Parts Network Inc.	16,787	54
*	Emerson Radio Corp.	37,808	53
*	Freshpet Inc.	3,032	50

			Market
			Value•
		Shares	($000)
*	Century Communities Inc.	1,789	44
*	Summer Infant Inc.	22,600	40
*	Zedge Inc. Class B	14,083	31
	Crown Crafts Inc.	4,278	30
*	Lakeland Industries Inc.	1,900	28
*	MCBC Holdings Inc.	1,211	24
*,^	Vuzix Corp.	3,300	22
	Stanley Furniture Co. Inc.	15,291	17
	CompX International Inc.	1,065	16
*	Skyline Corp.	2,012	12
*	Willamette Valley
	Vineyards Inc.	1,400	11
*	Crystal Rock Holdings Inc.	7,780	6
*	Cyanotech Corp.	997	4
			3,884,560
Consumer Services (12.9%)
*	Amazon.com Inc.	650,023	629,222
	Comcast Corp. Class A	7,573,256	294,751
	Home Depot Inc.	1,912,877	293,435
	Walt Disney Co.	2,378,554	252,721
	McDonald’s Corp.	1,304,098	199,736
	Wal-Mart Stores Inc.	2,425,177	183,537
*	Priceline Group Inc.	78,625	147,070
	CVS Health Corp.	1,630,007	131,150
	Starbucks Corp.	2,201,034	128,342
	Time Warner Inc.	1,178,828	118,366
	Walgreens Boots
	Alliance Inc.	1,470,055	115,120
	Costco Wholesale Corp.	702,351	112,327
*	Charter Communications
	Inc. Class A	321,183	108,190
	Lowe’s Cos. Inc.	1,371,729	106,350
*	Netflix Inc.	655,194	97,893
	TJX Cos. Inc.	979,771	70,710
*	eBay Inc.	1,645,283	57,453
	Delta Air Lines Inc.	1,059,865	56,957
	McKesson Corp.	337,766	55,576
	Southwest Airlines Co.	870,716	54,106
	Twenty-First Century
	Fox Inc. Class A	1,683,700	47,716
	Target Corp.	882,754	46,159
	Marriott International Inc.
	Class A	459,025	46,045
	Yum! Brands Inc.	557,163	41,096
	Las Vegas Sands Corp.	633,829	40,495
	Carnival Corp.	601,010	39,408
	Cardinal Health Inc.	505,408	39,381
	Sysco Corp.	774,355	38,973
	CBS Corp. Class B	573,517	36,579
	Ross Stores Inc.	627,734	36,239
	American Airlines Group
	Inc.	709,361	35,695
	Kroger Co.	1,494,067	34,842
*	O’Reilly Automotive Inc.	148,062	32,387

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	United Continental
	Holdings Inc.	427,768	32,190
	Dollar General Corp.	441,578	31,833
	Omnicom Group Inc.	373,522	30,965
	Royal Caribbean Cruises
	Ltd.	275,292	30,070
	Expedia Inc.	198,950	29,634
*	Ulta Beauty Inc.	94,453	27,140
*	AutoZone Inc.	45,582	26,003
	MGM Resorts
	International	827,599	25,896
*	Dollar Tree Inc.	359,564	25,141
	AmerisourceBergen
	Corp. Class A	262,079	24,774
	Best Buy Co. Inc.	424,905	24,360
	Nielsen Holdings plc	571,694	22,102
*	DISH Network Corp.
	Class A	345,807	21,703
	Whole Foods Market Inc.	511,378	21,534
	Hilton Worldwide
	Holdings Inc.	338,291	20,923
	L Brands Inc.	387,592	20,887
	Viacom Inc. Class B	579,538	19,455
*	Chipotle Mexican Grill
	Inc. Class A	45,880	19,091
*	CarMax Inc.	298,870	18,847
	Darden Restaurants Inc.	198,991	17,997
	Twenty-First Century
	Fox Inc.	638,807	17,804
	Tiffany & Co.	189,530	17,791
	Alaska Air Group Inc.	197,831	17,757
	Wynn Resorts Ltd.	131,030	17,574
	Wyndham Worldwide
	Corp.	168,904	16,960
	Domino’s Pizza Inc.	76,945	16,276
*	Liberty Interactive Corp.
	QVC Group Class A	662,057	16,247
	Aramark	392,299	16,076
	Interpublic Group of Cos.
	Inc.	632,243	15,553
*	Norwegian Cruise Line
	Holdings Ltd.	255,268	13,858
	Advance Auto Parts Inc.	112,230	13,085
	Vail Resorts Inc.	63,976	12,976
^	Sirius XM Holdings Inc.	2,253,833	12,328
*	JetBlue Airways Corp.	537,059	12,261
*	Liberty Media Corp-
	Liberty SiriusXM
	Class C	283,896	11,838
*	VCA Inc.	123,726	11,421
	Macy’s Inc.	488,373	11,350
	Tractor Supply Co.	209,110	11,336
	News Corp. Class A	799,548	10,954
	Kohl’s Corp.	281,454	10,884

			Market
			Value•
		Shares	($000)
*	Panera Bread Co.
	Class A	34,420	10,830
	Staples Inc.	1,045,053	10,524
	FactSet Research
	Systems Inc.	63,267	10,514
	Foot Locker Inc.	210,871	10,392
*	Burlington Stores Inc.	112,501	10,349
	H&R Block Inc.	331,512	10,247
*	Copart Inc.	312,389	9,931
	Service Corp.
	International	285,949	9,565
	Scripps Networks
	Interactive Inc. Class A	138,130	9,436
	Nordstrom Inc.	193,452	9,253
	KAR Auction Services Inc.	220,274	9,245
*	Discovery
	Communications Inc.	355,079	8,952
*,^	Liberty Media Corp-
	Liberty Formula One	239,209	8,760
	Gap Inc.	384,275	8,450
*	ServiceMaster Global
	Holdings Inc.	215,139	8,431
	Dunkin’ Brands Group Inc.	147,480	8,129
*	Live Nation
	Entertainment Inc.	213,905	7,455
	Six Flags Entertainment
	Corp.	123,309	7,350
	Signet Jewelers Ltd.	110,617	6,995
	Bed Bath & Beyond Inc.	227,616	6,920
*	TripAdvisor Inc.	178,190	6,807
	Sabre Corp.	311,490	6,781
	Cinemark Holdings Inc.	173,610	6,745
	Casey’s General Stores
	Inc.	62,787	6,725
^	Cracker Barrel Old
	Country Store Inc.	38,538	6,445
	Rollins Inc.	157,049	6,393
	Dun & Bradstreet Corp.	59,037	6,385
*	Discovery
	Communications Inc.
	Class A	246,046	6,355
*	Bright Horizons Family
	Solutions Inc.	81,433	6,287
*	Madison Square Garden
	Co. Class A	31,117	6,127
	Williams-Sonoma Inc.	126,101	6,116
*	GrubHub Inc.	138,000	6,017
*	Grand Canyon Education
	Inc.	76,715	6,015
*	Liberty Media Corp-
	Liberty SiriusXM Class A	138,621	5,819
*	Spirit Airlines Inc.	111,070	5,737
	Extended Stay America
	Inc.	294,141	5,695

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Dick’s Sporting Goods
	Inc.	135,659	5,403
*	Cabela’s Inc.	88,248	5,244
	Cable One Inc.	7,331	5,212
	Texas Roadhouse Inc.
	Class A	102,222	5,208
*	AMC Networks Inc.
	Class A	94,100	5,026
	Chemed Corp.	24,572	5,026
	Jack in the Box Inc.	50,985	5,022
*	Rite Aid Corp.	1,686,290	4,975
	TEGNA Inc.	343,740	4,953
*	Sprouts Farmers Market
	Inc.	213,510	4,840
	Tribune Media Co. Class
	A	118,467	4,830
*	AutoNation Inc.	113,473	4,784
	Wendy’s Co.	307,708	4,773
	Office Depot Inc.	842,675	4,753
*	Beacon Roofing Supply
	Inc.	96,522	4,730
*	Liberty Expedia
	Holdings Inc. Class A	86,920	4,695
	ILG Inc.	169,775	4,667
*	Sally Beauty Holdings
	Inc.	227,058	4,598
*	Dave & Buster’s
	Entertainment Inc.	67,520	4,491
	Aaron’s Inc.	114,143	4,440
*	Lions Gate
	Entertainment Corp.
	Class B	165,288	4,344
	Dolby Laboratories Inc.
	Class A	88,338	4,325
*	Five Below Inc.	87,575	4,324
*	Murphy USA Inc.	57,945	4,294
	Nexstar Media Group Inc.
	Class A	71,794	4,293
	Graham Holdings Co.
	Class B	7,043	4,223
	Marriott Vacations
	Worldwide Corp.	34,793	4,097
	Sinclair Broadcast
	Group Inc. Class A	123,157	4,052
*	Hawaiian Holdings Inc.	85,882	4,032
*,^	RH	62,206	4,014
*	Hilton Grand Vacations
	Inc.	111,033	4,004
*,^	Stamps.com Inc.	25,776	3,992
	Churchill Downs Inc.	21,242	3,894
	John Wiley & Sons Inc.
	Class A	73,506	3,877
*	Sotheby’s	71,708	3,849

			Market
			Value•
		Shares	($000)
	Choice Hotels
	International Inc.	58,759	3,775
	Meredith Corp.	63,337	3,765
	Regal Entertainment Group
	Class A	182,116	3,726
*	Michaels Cos. Inc.	200,573	3,715
*	Yelp Inc. Class A	122,573	3,680
	Cheesecake Factory Inc.	72,960	3,670
*	Buffalo Wild Wings Inc.	28,876	3,659
	New York Times Co.
	Class A	206,601	3,657
*	Performance Food Group
	Co.	133,352	3,654
	PriceSmart Inc.	41,394	3,626
^	GameStop Corp. Class A	164,411	3,553
	Bloomin’ Brands Inc.	166,731	3,540
	Big Lots Inc.	71,908	3,473
	AMERCO	9,448	3,459
*	Adtalem Global Education
	Inc.	90,228	3,424
*	WebMD Health Corp.	58,329	3,421
*	Avis Budget Group Inc.	125,106	3,412
	Lithia Motors Inc. Class A	36,158	3,407
*	Caesars Acquisition Co.
	Class A	178,081	3,392
*	Ollie’s Bargain Outlet
	Holdings Inc.	78,223	3,332
	Hillenbrand Inc.	91,754	3,312
*	Pandora Media Inc.	365,374	3,259
*	Altice USA Inc. Class A	98,878	3,194
	Papa John’s International
	Inc.	44,339	3,182
	American Eagle Outfitters
	Inc.	262,022	3,157
	Boyd Gaming Corp.	126,877	3,148
	Planet Fitness Inc. Class A	134,153	3,131
*	Acxiom Corp.	119,687	3,109
	Bob Evans Farms Inc.	42,995	3,088
*	Cars.com Inc.	114,646	3,053
	Matthews International
	Corp. Class A	49,230	3,015
*	Hyatt Hotels Corp. Class A	53,578	3,012
	Brinker International Inc.	78,425	2,988
*	United Natural Foods Inc.	81,348	2,985
	Children’s Place Inc.	28,817	2,942
	Allegiant Travel Co. Class A	21,400	2,902
	SkyWest Inc.	78,685	2,762
*	Groupon Inc. Class A	684,575	2,629
	Morningstar Inc.	32,488	2,545
*	Scientific Games Corp.
	Class A	96,960	2,531
*	Shutterfly Inc.	52,065	2,473
*	Belmond Ltd. Class A	182,921	2,433

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Houghton Mifflin Harcourt
	Co.	197,353	2,427
*	Urban Outfitters Inc.	130,162	2,413
	Penske Automotive Group
	Inc.	54,517	2,394
	Caleres Inc.	85,980	2,389
	Core-Mark Holding Co. Inc.	70,411	2,328
	Capella Education Co.	26,613	2,278
	Scholastic Corp.	51,246	2,234
*	MSG Networks Inc.	98,437	2,210
	Time Inc.	152,345	2,186
*,^	JC Penney Co. Inc.	469,172	2,182
	PetMed Express Inc.	53,290	2,164
	Lions Gate Entertainment
	Corp. Class A	76,321	2,154
*	La Quinta Holdings Inc.	144,752	2,138
*	Asbury Automotive Group
	Inc.	37,651	2,129
	Abercrombie & Fitch Co.	170,643	2,123
	Group 1 Automotive Inc.	33,514	2,122
*,^	Weight Watchers
	International Inc.	62,187	2,078
*	Rush Enterprises Inc.
	Class A	55,398	2,060
	Monro Muffler Brake Inc.	49,057	2,048
*	Penn National Gaming Inc.	95,162	2,036
	Sonic Corp.	75,867	2,010
*	SiteOne Landscape Supply
	Inc.	38,431	2,001
	Strayer Education Inc.	21,396	1,995
*	Denny’s Corp.	169,423	1,994
*	Gray Television Inc.	141,697	1,941
	DSW Inc. Class A	108,336	1,918
	Chico’s FAS Inc.	201,080	1,894
*	BJ’s Restaurants Inc.	50,479	1,880
*	Pinnacle Entertainment Inc.	93,841	1,854
^	Dillard’s Inc. Class A	31,576	1,822
	SeaWorld Entertainment
	Inc.	111,293	1,811
	Red Rock Resorts Inc.
	Class A	74,227	1,748
*	Angie’s List Inc.	131,273	1,679
	SpartanNash Co.	64,202	1,667
	Gannett Co. Inc.	188,911	1,647
	HSN Inc.	51,149	1,632
*	Etsy Inc.	107,271	1,609
	AMC Entertainment
	Holdings Inc. Class A	70,324	1,600
	International Speedway
	Corp. Class A	42,171	1,583
*	SUPERVALU Inc.	436,635	1,437
*	Herc Holdings Inc.	36,441	1,433
*	Eldorado Resorts Inc.	70,597	1,412
*	Bankrate Inc.	108,362	1,392

			Market
			Value•
		Shares	($000)
*	Trade Desk Inc. Class A	27,150	1,360
*	Liberty Media Corp-
	Liberty Braves	56,214	1,347
*	Red Robin Gourmet
	Burgers Inc.	20,390	1,330
*,^	Hertz Global Holdings Inc.	115,112	1,324
	Carriage Services Inc.
	Class A	48,444	1,306
*	Liberty TripAdvisor
	Holdings Inc. Class A	111,154	1,289
*	Liberty Media Corp-
	Liberty Formula One
	Class A	36,679	1,285
*	TrueCar Inc.	62,000	1,236
*	EW Scripps Co. Class A	69,228	1,233
*	Genesco Inc.	36,165	1,226
^	Guess? Inc.	95,638	1,222
	Ingles Markets Inc.
	Class A	35,942	1,197
	DineEquity Inc.	27,069	1,192
*	Diplomat Pharmacy Inc.	78,299	1,159
*	XO Group Inc.	64,988	1,145
	Barnes & Noble Inc.	148,261	1,127
*	Lumber Liquidators
	Holdings Inc.	44,129	1,106
	Finish Line Inc. Class A	75,425	1,069
	Cato Corp. Class A	58,237	1,024
*	American Public
	Education Inc.	42,464	1,004
	Rent-A-Center Inc.	83,791	982
*	1-800-Flowers.com Inc.
	Class A	99,071	966
*	Francesca’s Holdings Corp.	87,071	953
^	GNC Holdings Inc.
	Class A	112,176	946
*	Chuy’s Holdings Inc.	40,257	942
*	Biglari Holdings Inc.	2,345	937
	Haverty Furniture Cos. Inc.	36,631	919
	Marcus Corp.	30,097	909
*,^	America’s Car-Mart Inc.	23,137	900
*	Hibbett Sports Inc.	41,737	866
*	Express Inc.	128,172	865
	Weis Markets Inc.	17,604	858
	Tailored Brands Inc.	76,841	858
	ClubCorp Holdings Inc.	65,409	857
*	Regis Corp.	83,425	857
*,^	Conn’s Inc.	44,330	847
*	Clean Energy Fuels Corp.	332,841	845
	Buckle Inc.	46,518	828
	Pier 1 Imports Inc.	158,628	823
*	Autobytel Inc.	63,765	804
	Ruth’s Hospitality
	Group Inc.	36,923	803

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Caesars Entertainment
	Corp.	62,293	747
	Sonic Automotive Inc.
	Class A	38,208	743
	CSS Industries Inc.	27,703	725
*	Quotient Technology Inc.	62,461	718
	Citi Trends Inc.	33,553	712
*	Titan Machinery Inc.	39,377	708
	National CineMedia Inc.	92,869	689
	Wingstop Inc.	22,210	686
*,^	Chegg Inc.	55,754	685
	World Wrestling
	Entertainment Inc.
	Class A	33,116	675
*	MarineMax Inc.	34,378	672
^	Big 5 Sporting Goods Corp.	51,159	668
*	Overstock.com Inc.	40,464	660
*	Fiesta Restaurant Group Inc.	31,524	651
	Entercom Communications
	Corp. Class A	62,778	650
*	K12 Inc.	36,165	648
*	Party City Holdco Inc.	40,872	640
^	Fred’s Inc. Class A	68,608	633
*	Build-A-Bear Workshop Inc.	60,373	631
	Clear Channel Outdoor
	Holdings Inc. Class A	129,972	630
*	FTD Cos. Inc.	31,088	622
	New Media Investment
	Group Inc.	45,883	618
*	Ascena Retail Group Inc.	285,108	613
	Entravision
	Communications Corp.
	Class A	92,516	611
*,^	Sears Holdings Corp.	68,808	610
*	Century Casinos Inc.	81,651	602
*	Bridgepoint Education Inc.	38,451	568
	Collectors Universe Inc.	22,039	548
*	Monarch Casino & Resort
	Inc.	17,984	544
*	Vitamin Shoppe Inc.	45,439	529
*	Barnes & Noble Education
	Inc.	49,703	528
	MDC Partners Inc. Class A	50,807	503
*	Carrols Restaurant Group
	Inc.	40,549	497
	AH Belo Corp. Class A	90,301	497
*	Leaf Group Ltd.	62,994	491
	Tile Shop Holdings Inc.	22,642	468
*	Providence Service Corp.	8,902	451
*	Shake Shack Inc. Class A	12,690	443
*	Del Frisco’s Restaurant
	Group Inc.	26,814	432
*,^	Lands’ End Inc.	28,589	426

			Market
			Value•
		Shares	($000)
*	Ascent Capital Group Inc.
	Class A	27,699	425
*	Care.com Inc.	27,699	418
*	Liquidity Services Inc.	65,391	415
*	Career Education Corp.	42,462	408
	Speedway Motorsports
	Inc.	20,587	376
*	Gaia Inc. Class A	33,386	374
*	J Alexander’s Holdings Inc.	30,023	368
	Shoe Carnival Inc.	17,467	365
*	Liberty Media Corp-
	Liberty Braves	14,955	357
*	SP Plus Corp.	11,236	343
*	Chefs’ Warehouse Inc.	25,911	337
*	Kirkland’s Inc.	31,646	325
*	Cambium Learning Group
	Inc.	61,827	313
*	Reading International Inc.
	Class A	19,360	312
*	Town Sports International
	Holdings Inc.	65,935	310
*	Marchex Inc. Class B	103,454	308
*,^	Tuesday Morning Corp.	145,725	277
*	Zumiez Inc.	22,035	272
*	Daily Journal Corp.	1,275	263
*	Ruby Tuesday Inc.	114,376	230
*	Lee Enterprises Inc.	116,251	221
*	Destination XL Group Inc.	82,862	195
*	Bravo Brio Restaurant
	Group Inc.	41,392	190
*	Bojangles’ Inc.	11,443	186
*	RealNetworks Inc.	42,363	183
*	Drive Shack Inc.	56,426	178
*	tronc Inc.	12,900	166
*	Natural Grocers by Vitamin
	Cottage Inc.	19,620	162
*	Christopher & Banks Corp.	122,373	160
	RCI Hospitality Holdings
	Inc.	6,664	159
*	Zoe’s Kitchen Inc.	12,695	151
*	Smart & Final Stores Inc.	16,517	150
*	TheStreet Inc.	181,048	150
	Saga Communications Inc.
	Class A	3,223	147
	West Marine Inc.	11,266	145
*	Blue Apron Holdings Inc.
	Class A	13,753	128
*	Global Eagle
	Entertainment Inc.	34,451	123
*	QuinStreet Inc.	27,046	113
*	Laureate Education Inc.
	Class A	6,200	109
*	Avid Technology Inc.	20,459	108
*,^	McClatchy Co. Class A	11,484	107

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Luby’s Inc.	35,510	100
*	Del Taco Restaurants Inc.	7,200	99
*	Harte-Hanks Inc.	95,721	99
*	Famous Dave’s of America
	Inc.	25,956	95
	Ark Restaurants Corp.	3,854	94
*	Diversified Restaurant
	Holdings Inc.	34,766	90
*	Rubicon Project Inc.	16,169	83
*,^	Rave Restaurant Group
	Inc.	39,164	79
*	EVINE Live Inc.	78,989	79
	CBS Corp. Class A	1,214	79
	Village Super Market Inc.
	Class A	3,022	78
*	Potbelly Corp.	6,657	77
^	Stage Stores Inc.	36,773	76
^	bebe stores inc	12,463	74
	Salem Media Group Inc.
	Class A	10,229	73
*	Red Lion Hotels Corp.	9,601	71
*	Noodles & Co. Class A	17,000	66
*	Dover Downs Gaming &
	Entertainment Inc.	52,774	59
*	Urban One Inc.	25,730	58
*	Destination Maternity
	Corp.	17,667	57
*,^	Bon-Ton Stores Inc.	129,935	57
	Liberty Tax Inc.	4,055	52
*	TechTarget Inc.	5,000	52
	News Corp. Class B	3,627	51
*	Spark Networks Inc.	53,035	51
^	Stein Mart Inc.	29,959	51
*	El Pollo Loco Holdings Inc.	3,512	49
*	New York & Co. Inc.	34,183	47
*	Boot Barn Holdings Inc.	6,517	46
*	Digital Turbine Inc.	42,919	44
*	Fogo De Chao Inc.	2,919	41
*	Golden Entertainment Inc.	1,523	32
	Natural Health Trends Corp.	1,000	28
*	Container Store Group Inc.	4,572	27
*,^	Cumulus Media Inc. Class
	A	44,781	20
^	National American
	University Holdings Inc.	5,908	15
*,^	Papa Murphy’s Holdings
	Inc.	3,000	13
^	Educational Development
	Corp.	1,122	12
	Flanigan’s Enterprises Inc.	329	10
*	MaxPoint Interactive Inc.	1,134	8
	Insignia Systems Inc.	7,050	7
	Emmis Communications
	Corp. Class A	2,200	6

			Market
			Value•
		Shares	($000)
	Tilly’s Inc. Class A	603	6
*	Urban One Inc. Class A	1,680	4
*,^	WeCast Network Inc.	1,809	3
*	PCM Inc.	63	1
*	Profire Energy Inc.	171	—
*	SPAR Group Inc.	29	—
*	Universal Travel Group	118	—
			5,243,868
Financials (20.2%)
	JPMorgan Chase & Co.	5,684,234	519,539
*	Berkshire Hathaway Inc.
	Class B	3,023,364	512,067
	Wells Fargo & Co.	7,195,887	398,724
	Bank of America Corp.	15,922,286	386,275
	Citigroup Inc.	4,405,042	294,609
	Visa Inc. Class A	2,953,928	277,019
	Mastercard Inc. Class A	1,517,643	184,318
	US Bancorp	2,563,081	133,075
	Goldman Sachs Group
	Inc.	566,808	125,775
	Chubb Ltd.	709,752	103,184
	American Express Co.	1,220,063	102,778
	Morgan Stanley	2,219,712	98,910
	PNC Financial Services
	Group Inc.	774,817	96,751
	American International
	Group Inc.	1,475,369	92,240
	American Tower
	Corporation	680,032	89,982
	Charles Schwab Corp.	1,925,420	82,716
	BlackRock Inc.	193,980	81,939
	Simon Property Group
	Inc.	500,437	80,951
	Bank of New York
	Mellon Corp.	1,580,625	80,643
	MetLife Inc.	1,377,180	75,662
	Prudential Financial Inc.	686,407	74,228
	CME Group Inc.	516,512	64,688
	Marsh & McLennan
	Cos. Inc.	822,668	64,135
	Capital One Financial
	Corp.	772,758	63,845
	Intercontinental
	Exchange Inc.	948,128	62,501
	S&P Global Inc.	412,543	60,227
	BB&T Corp.	1,298,204	58,951
	Crown Castle
	International Corp.	585,777	58,683
	Travelers Cos. Inc.	447,098	56,571
	Aon plc	419,358	55,754
	Equinix Inc.	124,660	53,499
	State Street Corp.	577,950	51,859
	Allstate Corp.	583,263	51,584
	Prologis Inc.	847,260	49,683

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Aflac Inc.	634,927	49,321
	Public Storage	236,425	49,302
	SunTrust Banks Inc.	781,703	44,338
	Welltower Inc.	585,921	43,856
	AvalonBay Communities
	Inc.	220,458	42,365
	Progressive Corp.	929,465	40,980
	Weyerhaeuser Co.	1,203,077	40,303
	Ventas Inc.	567,819	39,452
	Synchrony Financial	1,297,578	38,694
	Equity Residential	587,428	38,670
	Discover Financial
	Services	614,016	38,186
	M&T Bank Corp.	221,649	35,896
	Northern Trust Corp.	349,007	33,927
	KeyCorp	1,753,757	32,865
	Moody’s Corp.	260,211	31,662
	Fifth Third Bancorp	1,203,463	31,242
	Ameriprise Financial Inc.	245,405	31,238
	Hartford Financial
	Services Group Inc.	587,797	30,901
	Boston Properties Inc.	246,190	30,286
	Willis Towers Watson plc	206,931	30,100
	Principal Financial Group
	Inc.	461,180	29,548
	Citizens Financial Group
	Inc.	815,207	29,087
	Digital Realty Trust Inc.	255,654	28,876
	Regions Financial Corp.	1,960,418	28,701
	T. Rowe Price Group Inc.	368,315	27,333
	Essex Property Trust Inc.	104,962	27,004
	Equifax Inc.	192,367	26,435
*	SBA Communications
	Corp. Class A	194,608	26,253
	Vornado Realty Trust	272,693	25,606
	First Republic Bank	251,383	25,163
*	IHS Markit Ltd.	553,401	24,372
	Lincoln National Corp.	359,105	24,268
	Franklin Resources Inc.	540,207	24,196
	Realty Income Corp.	436,952	24,111
	HCP Inc.	749,771	23,963
	Huntington Bancshares
	Inc.	1,739,364	23,516
	GGP Inc.	988,483	23,289
	Invesco Ltd.	651,033	22,910
	Host Hotels & Resorts
	Inc.	1,183,560	21,624
	Loews Corp.	457,902	21,434
	Comerica Inc.	283,142	20,737
*	Markel Corp.	21,201	20,689
	Annaly Capital
	Management Inc.	1,630,314	19,645
	Mid-America Apartment
	Communities Inc.	181,805	19,159

			Market
			Value•
		Shares	($000)
	FNF Group	413,927	18,556
	XL Group Ltd.	422,403	18,501
*	Arch Capital Group Ltd.	196,829	18,362
	TD Ameritrade Holding
	Corp.	422,514	18,164
	Cincinnati Financial Corp.	250,361	18,139
	Alexandria Real Estate
	Equities Inc.	145,728	17,556
	SL Green Realty Corp.	162,909	17,236
	Unum Group	365,157	17,027
*	E*TRADE Financial Corp.	440,027	16,734
*	CBRE Group Inc. Class A	459,584	16,729
	UDR Inc.	427,875	16,674
	Raymond James
	Financial Inc.	207,390	16,637
	Arthur J Gallagher & Co.	287,273	16,446
	CBOE Holdings Inc.	179,276	16,386
	Duke Realty Corp.	568,971	15,903
	Ally Financial Inc.	751,085	15,698
	MSCI Inc. Class A	147,818	15,224
	Affiliated Managers
	Group Inc.	90,571	15,022
	Extra Space Storage Inc.	191,505	14,937
*	Liberty Broadband Corp.	171,564	14,883
*	SVB Financial Group	84,058	14,777
	Federal Realty
	Investment Trust	115,585	14,609
	Western Union Co.	765,943	14,591
	Regency Centers Corp.	231,387	14,494
	Zions Bancorporation	324,485	14,248
*	Alleghany Corp.	23,438	13,941
	Iron Mountain Inc.	401,476	13,795
	Torchmark Corp.	179,602	13,740
	East West Bancorp Inc.	231,228	13,545
*	Berkshire Hathaway Inc.
	Class A	53	13,499
	Macerich Co.	228,970	13,294
	Reinsurance Group of
	America Inc. Class A	103,103	13,237
	Nasdaq Inc.	185,054	13,230
	VEREIT Inc.	1,558,828	12,689
	Everest Re Group Ltd.	49,286	12,548
	SEI Investments Co.	228,595	12,294
	AGNC Investment Corp.	568,862	12,111
	Camden Property Trust	140,296	11,997
*	Signature Bank	83,096	11,927
	Kimco Realty Corp.	647,016	11,873
	Kilroy Realty Corp.	157,332	11,824
	Colony NorthStar Inc.
	Class A	838,797	11,819
	Gaming and Leisure
	Properties Inc.	307,930	11,600
	MarketAxess Holdings
	Inc.	57,129	11,489

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Equity LifeStyle
	Properties Inc.	132,046	11,401
	CIT Group Inc.	232,755	11,335
	Voya Financial Inc.	305,610	11,274
	WP Carey Inc.	170,421	11,250
	American Financial Group
	Inc.	112,219	11,151
	Apartment Investment &
	Management Co.	251,243	10,796
	Omega Healthcare
	Investors Inc.	314,961	10,400
	American Campus
	Communities Inc.	214,595	10,150
	WR Berkley Corp.	145,471	10,062
	Sun Communities Inc.	112,772	9,889
	Lamar Advertising Co.
	Class A	133,662	9,834
	New York Community
	Bancorp Inc.	743,348	9,760
	People’s United Financial
	Inc.	550,967	9,730
	Lazard Ltd. Class A	207,688	9,622
	Liberty Property Trust	235,619	9,592
	Healthcare Trust of
	America Inc. Class A	306,225	9,527
	National Retail Properties
	Inc.	238,701	9,333
	Assurant Inc.	89,952	9,327
	Starwood Property Trust
	Inc.	416,520	9,326
	Forest City Realty Trust
	Inc. Class A	385,412	9,315
	Bank of the Ozarks	194,898	9,135
	RenaissanceRe Holdings
	Ltd.	65,251	9,073
	Jones Lang LaSalle Inc.	72,471	9,059
	Axis Capital Holdings Ltd.	138,903	8,981
	Douglas Emmett Inc.	235,027	8,980
	PacWest Bancorp	191,809	8,957
*	Janus Henderson Group
	plc	267,594	8,860
	Brixmor Property Group
	Inc.	487,904	8,724
	Assured Guaranty Ltd.	207,954	8,680
	Cullen/Frost Bankers Inc.	92,167	8,655
	Hudson Pacific Properties
	Inc.	249,711	8,538
	EPR Properties	117,870	8,471
	Commerce Bancshares
	Inc.	146,390	8,319
	Highwoods Properties Inc.	163,306	8,281
	Eaton Vance Corp.	174,519	8,258
*	Athene Holding Ltd.
	Class A	166,070	8,239

			Market
			Value•
		Shares	($000)
	Synovus Financial Corp.	186,017	8,229
	Brown & Brown Inc.	190,832	8,219
*	Zillow Group Inc.	167,398	8,204
	Navient Corp.	483,350	8,048
	American Homes 4 Rent
	Class A	351,218	7,927
	First American Financial
	Corp.	176,886	7,905
	DCT Industrial Trust Inc.	147,172	7,865
	Old Republic International
	Corp.	400,725	7,826
	Senior Housing Properties
	Trust	380,071	7,769
*	SLM Corp.	673,473	7,745
	Webster Financial Corp.	147,597	7,708
	New Residential
	Investment Corp.	491,984	7,655
	Hospitality Properties
	Trust	261,803	7,632
	DuPont Fabros
	Technology Inc.	124,566	7,618
	Realogy Holdings Corp.	232,184	7,534
	Medical Properties
	Trust Inc.	582,444	7,496
*	Western Alliance Bancorp	151,852	7,471
	CyrusOne Inc.	133,367	7,435
	Pinnacle Financial
	Partners Inc.	117,321	7,368
	FNB Corp.	517,008	7,321
	Gramercy Property Trust	243,013	7,220
*	Howard Hughes Corp.	58,157	7,144
	Allied World Assurance
	Co. Holdings AG	133,010	7,036
	CubeSmart	288,285	6,930
	Popular Inc.	165,409	6,899
	Colony Starwood Homes	199,756	6,854
	Wintrust Financial Corp.	89,053	6,807
	Prosperity Bancshares Inc.	105,801	6,797
*	Liberty Ventures Class A	129,473	6,770
	Uniti Group Inc.	266,729	6,706
	IBERIABANK Corp.	81,623	6,652
*	MGIC Investment Corp.	592,961	6,641
	Hancock Holding Co.	135,300	6,630
	First Horizon National
	Corp.	374,248	6,519
	Umpqua Holdings Corp.	352,643	6,475
	Healthcare Realty
	Trust Inc.	186,440	6,367
	Apple Hospitality
	REIT Inc.	340,049	6,362
*	Equity Commonwealth	198,922	6,286
	Investors Bancorp Inc.	469,108	6,267
	Validus Holdings Ltd.	120,293	6,252
	United Bankshares Inc.	159,379	6,248

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	STORE Capital Corp.	274,253	6,157
	Associated Banc-Corp	243,749	6,142
*	Texas Capital Bancshares
	Inc.	79,322	6,140
	Hanover Insurance Group
	Inc.	68,174	6,042
	Park Hotels & Resorts
	Inc.	223,392	6,023
	Rayonier Inc.	206,115	5,930
	Cousins Properties Inc.	670,470	5,893
	Weingarten Realty
	Investors	195,224	5,876
	GEO Group Inc.	198,688	5,875
	LPL Financial Holdings
	Inc.	137,372	5,833
	CNO Financial Group Inc.	277,058	5,785
	BankUnited Inc.	170,949	5,763
	Spirit Realty Capital Inc.	774,434	5,739
	Physicians Realty Trust	284,308	5,726
	Sunstone Hotel Investors
	Inc.	352,767	5,687
	CoreSite Realty Corp.	54,802	5,674
	Bank of Hawaii Corp.	68,359	5,672
	Radian Group Inc.	344,170	5,627
	MB Financial Inc.	127,483	5,614
	Corporate Office
	Properties Trust	159,167	5,576
	Primerica Inc.	73,168	5,542
	Two Harbors Investment
	Corp.	558,275	5,533
	Life Storage Inc.	74,459	5,517
	Chemical Financial Corp.	113,878	5,513
	Taubman Centers Inc.	92,281	5,495
	Legg Mason Inc.	143,356	5,470
	LaSalle Hotel Properties	181,479	5,408
	UMB Financial Corp.	71,922	5,384
	First Industrial Realty
	Trust Inc.	187,655	5,371
	Chimera Investment
	Corp.	286,129	5,331
	MFA Financial Inc.	634,183	5,321
	Fulton Financial Corp.	279,718	5,315
	CoreCivic Inc.	189,078	5,215
	Empire State Realty
	Trust Inc.	250,990	5,213
	ProAssurance Corp.	85,451	5,195
	Home BancShares Inc.	206,529	5,143
	Outfront Media Inc.	222,063	5,134
	Erie Indemnity Co.
	Class A	40,715	5,092
	White Mountains
	Insurance Group Ltd.	5,857	5,088
	Paramount Group Inc.	314,677	5,035

			Market
			Value•
		Shares	($000)
	National Health Investors
	Inc.	62,312	4,935
	Brandywine Realty Trust	280,593	4,919
	Piedmont Office Realty
	Trust Inc. Class A	233,282	4,918
	Sterling Bancorp	206,104	4,792
*,^	Credit Acceptance Corp.	18,616	4,787
*	Stifel Financial Corp.	104,069	4,785
	Aspen Insurance Holdings
	Ltd.	95,978	4,785
	Washington Federal Inc.	143,201	4,754
	Valley National Bancorp	401,745	4,745
	Selective Insurance Group
	Inc.	93,305	4,670
	Retail Properties of
	America Inc.	379,967	4,639
	Cathay General Bancorp	121,434	4,608
	Blackstone Mortgage
	Trust Inc. Class A	144,441	4,564
	BGC Partners Inc. Class A	360,103	4,552
	DDR Corp.	500,705	4,541
	Education Realty Trust Inc.	117,092	4,537
	Glacier Bancorp Inc.	123,084	4,506
	Ryman Hospitality
	Properties Inc.	69,731	4,463
	First Financial Bankshares
	Inc.	100,634	4,448
*	Essent Group Ltd.	119,526	4,439
	Columbia Property Trust
	Inc.	196,233	4,392
	EastGroup Properties Inc.	51,587	4,323
	FirstCash Inc.	73,731	4,299
	First Midwest Bancorp
	Inc.	179,777	4,191
	Community Bank System
	Inc.	74,545	4,157
	Federated Investors Inc.
	Class B	146,836	4,148
	BancorpSouth Inc.	134,665	4,107
*	Zillow Group Inc. Class A	83,300	4,068
	PS Business Parks Inc.	30,490	4,037
	Tanger Factory Outlet
	Centers Inc.	154,381	4,011
	TCF Financial Corp.	246,937	3,936
*	Blackhawk Network
	Holdings Inc.	90,128	3,930
	Washington REIT	122,936	3,922
	STAG Industrial Inc.	141,990	3,919
	Interactive Brokers
	Group Inc.	103,892	3,888
	Great Western Bancorp
	Inc.	94,302	3,848
	Hope Bancorp Inc.	205,922	3,840
	South State Corp.	44,699	3,831

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	HealthEquity Inc.	76,694	3,822
	American National
	Insurance Co.	32,479	3,783
	RLJ Lodging Trust	189,721	3,770
	Acadia Realty Trust	135,599	3,770
	CVB Financial Corp.	167,476	3,756
	Old National Bancorp	217,567	3,753
	Columbia Banking System
	Inc.	93,371	3,721
	Evercore Partners Inc.
	Class A	52,595	3,708
	Pebblebrook Hotel Trust	114,908	3,705
	Urban Edge Properties	154,980	3,678
	RLI Corp.	67,112	3,666
	First Citizens BancShares
	Inc. Class A	9,709	3,619
	Care Capital Properties
	Inc.	135,233	3,611
	American Equity
	Investment Life Holding
	Co.	134,927	3,546
	Mack-Cali Realty Corp.	129,454	3,513
	DiamondRock Hospitality
	Co.	320,419	3,509
	Financial Engines Inc.	95,646	3,501
*	Liberty Broadband Corp.
	Class A	39,865	3,420
*	HRG Group Inc.	193,109	3,420
	QTS Realty Trust Inc.
	Class A	65,212	3,413
	First Financial Bancorp	122,771	3,401
	First Merchants Corp.	84,653	3,398
	Retail Opportunity
	Investments Corp.	175,716	3,372
	BOK Financial Corp.	40,028	3,368
	Independent Bank Corp.	50,236	3,348
	Xenia Hotels & Resorts
	Inc.	171,668	3,325
	Trustmark Corp.	103,159	3,318
	Ameris Bancorp	68,659	3,309
*	Eagle Bancorp Inc.	51,858	3,283
	LTC Properties Inc.	63,697	3,273
	Invitation Homes Inc.	150,732	3,260
*	LendingClub Corp.	581,561	3,204
	Renasant Corp.	72,146	3,156
	International Bancshares
	Corp.	89,993	3,154
	Hilltop Holdings Inc.	118,932	3,117
	Summit Hotel Properties
	Inc.	166,827	3,111
*	FCB Financial Holdings
	Inc. Class A	64,867	3,097
	Alexander & Baldwin Inc.	74,849	3,097

			Market
			Value•
		Shares	($000)
	Apollo Commercial Real
	Estate Finance Inc.	166,810	3,094
*	Genworth Financial Inc.
	Class A	801,202	3,021
	United Community Banks
	Inc.	108,124	3,006
	Lexington Realty Trust	303,013	3,003
	Invesco Mortgage Capital
	Inc.	179,450	2,999
	Provident Financial
	Services Inc.	117,936	2,993
	Kemper Corp.	77,484	2,991
	Potlatch Corp.	65,363	2,987
	Astoria Financial Corp.	147,308	2,968
	Kennedy-Wilson Holdings
	Inc.	155,415	2,961
*	PRA Group Inc.	77,812	2,949
	Rexford Industrial Realty
	Inc.	107,058	2,938
	Westamerica
	Bancorporation	51,448	2,883
	Employers Holdings Inc.	68,107	2,881
	Banner Corp.	50,980	2,881
*	Enstar Group Ltd.	14,293	2,839
	Capitol Federal Financial
	Inc.	198,928	2,827
	Park National Corp.	27,166	2,818
	Government Properties
	Income Trust	153,044	2,802
	Towne Bank	89,876	2,768
	Argo Group International
	Holdings Ltd.	45,540	2,760
*	Quality Care Properties
	Inc.	149,545	2,738
	CYS Investments Inc.	323,897	2,724
	Boston Private Financial
	Holdings Inc.	176,347	2,707
	LegacyTexas Financial
	Group Inc.	70,728	2,697
	CenterState Banks Inc.	107,974	2,684
	Berkshire Hills Bancorp
	Inc.	76,210	2,679
	WesBanco Inc.	66,546	2,631
	ServisFirst Bancshares
	Inc.	71,201	2,627
	First Busey Corp.	89,369	2,620
	Monogram Residential
	Trust Inc.	266,923	2,592
*	MBIA Inc.	271,707	2,562
	First Commonwealth
	Financial Corp.	201,280	2,552
	Lakeland Financial Corp.	55,419	2,543
	NBT Bancorp Inc.	68,625	2,536

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Sabra Health Care REIT
	Inc.	105,052	2,532
	Heartland Financial USA
	Inc.	53,717	2,530
	Kite Realty Group Trust	133,301	2,523
	Brookline Bancorp Inc.	171,431	2,503
	Washington Prime Group
	Inc.	295,725	2,475
	Capital Bank Financial
	Corp.	64,960	2,475
	American Assets Trust
	Inc.	62,830	2,475
^	Waddell & Reed Financial
	Inc. Class A	128,342	2,423
	Northwest Bancshares Inc.	154,934	2,419
	Agree Realty Corp.	52,530	2,410
	Select Income REIT	100,257	2,409
^	Mercury General Corp.	44,439	2,400
*	FNFV Group	151,779	2,398
	Simmons First National
	Corp. Class A	45,010	2,381
	Chesapeake Lodging Trust	97,045	2,375
^	Banc of California Inc.	109,926	2,363
	Redwood Trust Inc.	138,408	2,358
	City Holding Co.	35,775	2,357
	S&T Bancorp Inc.	64,554	2,315
^	CBL & Associates
	Properties Inc.	273,035	2,302
	AMERISAFE Inc.	40,392	2,300
	New York REIT Inc.	265,859	2,297
	Horace Mann Educators
	Corp.	60,736	2,296
	Capstead Mortgage Corp.	216,699	2,260
	Central Pacific Financial
	Corp.	71,401	2,247
*,^	BofI Holding Inc.	94,697	2,246
	ARMOUR Residential
	REIT Inc.	88,652	2,216
*	Santander Consumer
	USA Holdings Inc.	169,523	2,163
*	OneMain Holdings Inc.
	Class A	87,667	2,156
	National Bank Holdings
	Corp. Class A	64,789	2,145
*	Encore Capital Group Inc.	53,231	2,137
	HFF Inc. Class A	59,056	2,053
	Four Corners Property
	Trust Inc.	81,180	2,038
*	St. Joe Co.	108,696	2,038
	Flushing Financial Corp.	72,295	2,038
	Global Net Lease Inc.	91,374	2,032
	Hanmi Financial Corp.	71,279	2,028
*	Customers Bancorp Inc.	71,363	2,018
	BancFirst Corp.	20,661	1,996

			Market
			Value•
		Shares	($000)
	Bryn Mawr Bank Corp.	46,932	1,995
	Enterprise Financial
	Services Corp.	48,740	1,989
	TFS Financial Corp.	128,087	1,982
	PennyMac Mortgage
	Investment Trust	107,504	1,966
^	WisdomTree Investments
	Inc.	190,214	1,934
*	Green Dot Corp. Class A	49,911	1,923
	First Interstate BancSystem
	Inc. Class A	51,547	1,918
	National General Holdings
	Corp.	89,976	1,899
	CoBiz Financial Inc.	108,507	1,888
	Beneficial Bancorp Inc.	123,010	1,845
*	First BanCorp	316,121	1,830
	First of Long Island Corp.	63,556	1,818
	Great Southern Bancorp
	Inc.	33,867	1,812
	Community Trust Bancorp
	Inc.	41,360	1,810
	MTGE Investment Corp.	96,232	1,809
	Camden National Corp.	42,057	1,805
	Franklin Street Properties
	Corp.	162,059	1,796
	Artisan Partners Asset
	Management Inc.
	Class A	58,384	1,792
	Infinity Property &
	Casualty Corp.	19,042	1,790
	FelCor Lodging Trust Inc.	246,768	1,779
*	Flagstar Bancorp Inc.	57,724	1,779
	Bridge Bancorp Inc.	52,820	1,759
	Terreno Realty Corp.	52,077	1,753
	Dime Community
	Bancshares Inc.	88,754	1,740
*	CU Bancorp	48,013	1,736
	WSFS Financial Corp.	37,921	1,720
	Anworth Mortgage
	Asset Corp.	282,184	1,696
	Navigators Group Inc.	30,702	1,686
*	KCG Holdings Inc. Class A	84,136	1,678
	Northfield Bancorp Inc.	97,589	1,674
	First Hawaiian Inc.	54,487	1,668
	Virtus Investment
	Partners Inc.	15,019	1,666
	Ramco-Gershenson
	Properties Trust	128,608	1,659
	Sandy Spring Bancorp Inc.	40,737	1,656
	Alexander’s Inc.	3,929	1,656
	Union Bankshares Corp.	48,517	1,645
^	AmTrust Financial
	Services Inc.	108,440	1,642

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Federal Agricultural
	Mortgage Corp.	25,005	1,618
	Piper Jaffray Cos.	26,811	1,607
	Nelnet Inc. Class A	33,736	1,586
	First Bancorp	50,375	1,575
*	Ambac Financial Group Inc.	89,912	1,560
	Oritani Financial Corp.	90,645	1,546
	FBL Financial Group Inc.
	Class A	24,985	1,537
	Parkway Inc.	66,660	1,526
	Saul Centers Inc.	25,622	1,486
	ConnectOne Bancorp Inc.	63,321	1,428
*	iStar Inc.	118,122	1,422
*	Pacific Premier Bancorp
	Inc.	38,430	1,418
	Ashford Hospitality Trust
	Inc.	230,247	1,400
*	Walker & Dunlop Inc.	28,491	1,391
	Blue Hills Bancorp Inc.	77,553	1,388
	Diamond Hill Investment
	Group Inc.	6,935	1,383
*	LendingTree Inc.	7,919	1,364
*	eHealth Inc.	72,322	1,360
	Chatham Lodging Trust	67,619	1,358
	CareTrust REIT Inc.	73,238	1,358
*	HomeStreet Inc.	49,036	1,357
	Bank Mutual Corp.	148,234	1,356
	Kearny Financial Corp.	90,157	1,339
*	Greenlight Capital Re Ltd.
	Class A	61,879	1,293
	1st Source Corp.	26,772	1,283
	OFG Bancorp	126,833	1,268
	American National
	Bankshares Inc.	34,249	1,266
	Cohen & Steers Inc.	30,959	1,255
*	World Acceptance Corp.	16,736	1,254
	Arrow Financial Corp.	39,376	1,246
	Southside Bancshares Inc.	35,243	1,231
	Bank of Marin Bancorp	19,996	1,231
	Ares Commercial Real
	Estate Corp.	93,581	1,225
*	Forestar Group Inc.	71,427	1,225
	New Senior Investment
	Group Inc.	119,219	1,198
	Pennsylvania REIT	105,301	1,192
	Guaranty Bancorp	43,205	1,175
*	Cowen Inc. Class A	71,896	1,168
	Tompkins Financial Corp.	14,840	1,168
	Arbor Realty Trust Inc.	139,630	1,165
	Lakeland Bancorp Inc.	61,607	1,161
	NRG Yield Inc.	64,387	1,133
	Sierra Bancorp	45,920	1,127
	Altisource Residential
	Corp.	86,731	1,122

			Market
			Value•
		Shares	($000)
	BankFinancial Corp.	74,967	1,119
	Investment Technology
	Group Inc.	52,124	1,107
	Ames National Corp.	35,856	1,097
	United Fire Group Inc.	24,431	1,076
	Stewart Information
	Services Corp.	23,495	1,066
	Cedar Realty Trust Inc.	217,101	1,053
*	Black Knight Financial
	Services Inc. Class A	25,039	1,025
*	AV Homes Inc.	50,969	1,022
	State Bank Financial Corp.	37,618	1,020
	TrustCo Bank Corp. NY	130,769	1,013
	Armada Hoffler Properties
	Inc.	77,242	1,000
	Hannon Armstrong
	Sustainable Infrastructure
	Capital Inc.	43,589	997
	Access National Corp.	37,513	995
	First Defiance Financial
	Corp.	18,805	991
	Hersha Hospitality Trust
	Class A	53,498	990
	NRG Yield Inc. Class A	58,024	990
^	Seritage Growth
	Properties Class A	23,358	980
	Safety Insurance Group
	Inc.	14,299	977
	Meta Financial Group Inc.	10,921	972
*	NMI Holdings Inc. Class A	82,697	947
	First Community
	Bancshares Inc.	34,489	943
	Meridian Bancorp Inc.	55,744	942
*	Global Indemnity Ltd.	23,860	925
	Preferred Apartment
	Communities Inc.
	Class A	57,927	912
	Getty Realty Corp.	35,714	896
	National Storage Affiliates
	Trust	38,773	896
	Great Ajax Corp.	62,550	874
	Greenhill & Co. Inc.	43,271	870
	Consolidated-Tomoka
	Land Co.	15,179	864
	Ladder Capital Corp.
	Class A	63,952	858
	Moelis & Co. Class A	22,064	857
*,^	Altisource Portfolio
	Solutions SA	39,251	856
	RE/MAX Holdings Inc.
	Class A	15,160	850
	First Potomac Realty Trust	75,837	843
	OceanFirst Financial Corp.	30,546	828
	Bar Harbor Bankshares	26,455	815

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Century Bancorp Inc.
	Class A	12,743	810
*,^	Citizens Inc. Class A	108,990	804
	Dynex Capital Inc.	112,992	802
	Arlington Asset
	Investment Corp. Class A	57,887	791
	Independent Bank Group
	Inc.	13,285	790
	Monmouth Real Estate
	Investment Corp.	51,846	780
	Investors Real Estate Trust	124,679	774
	Republic Bancorp Inc.
	Class A	21,600	771
*	Nationstar Mortgage
	Holdings Inc.	42,658	763
	Universal Insurance
	Holdings Inc.	29,855	752
	Maiden Holdings Ltd.	67,730	752
*	Seacoast Banking Corp.
	of Florida	30,991	747
	Universal Health Realty
	Income Trust	9,291	739
	Marlin Business Services
	Corp.	29,378	739
*	Enova International Inc.	49,086	729
*	Third Point Reinsurance
	Ltd.	52,128	725
	National Western Life
	Group Inc. Class A	2,253	720
	Capital City Bank Group
	Inc.	35,031	715
	Tier REIT Inc.	37,486	693
^	HCI Group Inc.	14,582	685
*	PICO Holdings Inc.	38,623	676
*	INTL. FCStone Inc.	17,562	663
*	Health Insurance
	Innovations Inc. Class A	28,139	661
*	EZCORP Inc. Class A	85,614	659
	ESSA Bancorp Inc.	44,448	654
	United Financial Bancorp
	Inc.	38,602	644
	James River Group
	Holdings Ltd.	16,181	643
	Stock Yards Bancorp Inc.	16,419	639
	InfraREIT Inc.	33,062	633
	AG Mortgage Investment
	Trust Inc.	34,494	631
	Ashford Hospitality Prime
	Inc.	60,647	624
	Donegal Group Inc.
	Class A	38,486	612
	MainSource Financial
	Group Inc.	18,175	609

			Market
			Value•
		Shares	($000)
^	Virtu Financial Inc.
	Class A	34,431	608
	Baldwin & Lyons Inc.	24,477	600
	Investors Title Co.	2,979	576
	New York Mortgage
	Trust Inc.	89,250	555
	RMR Group Inc. Class A	11,403	555
	Associated Capital
	Group Inc. Class A	15,924	541
	Preferred Bank	10,080	539
	Heritage Financial Corp.	20,008	530
	German American
	Bancorp Inc.	15,453	527
	Opus Bank	21,428	519
	Easterly Government
	Properties Inc.	23,470	492
*,^	Ocwen Financial Corp.	179,745	484
	Univest Corp. of
	Pennsylvania	16,082	482
*	Atlas Financial
	Holdings Inc.	31,682	472
	TriCo Bancshares	13,353	469
*	BSB Bancorp Inc.	15,946	466
	Charter Financial Corp.	25,666	462
	EMC Insurance Group Inc.	16,312	453
	Winthrop Realty Trust	55,387	444
*	Ladenburg Thalmann
	Financial Services Inc.	181,479	443
	United Insurance Holdings
	Corp.	27,714	436
	Washington Trust Bancorp
	Inc.	8,385	432
	State National Cos. Inc.	22,747	418
	C&F Financial Corp.	8,736	410
	GAIN Capital Holdings Inc.	65,128	406
	First Connecticut Bancorp
	Inc.	15,736	404
	NewStar Financial Inc.	37,235	391
*	Marcus & Millichap Inc.	14,298	377
	Urstadt Biddle Properties
	Inc. Class A	18,094	358
*	Republic First Bancorp Inc.	38,554	357
*	Allegiance Bancshares Inc.	9,089	348
*	Atlantic Capital Bancshares
	Inc.	18,084	344
	GAMCO Investors Inc.
	Class A	11,529	341
*	Franklin Financial Network
	Inc.	7,876	325
	Horizon Bancorp	12,240	323
	Waterstone Financial Inc.	16,559	312
	Resource Capital Corp.	30,512	310
	OneBeacon Insurance
	Group Ltd. Class A	16,989	310

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Kinsale Capital Group Inc.	8,219	307
	First Financial Corp.	6,356	301
	Independence Realty Trust
	Inc.	30,214	298
	Houlihan Lokey Inc. Class A	8,500	297
	Reis Inc.	13,938	296
*	FB Financial Corp.	7,925	287
	Clifton Bancorp Inc.	17,235	285
	Federated National Holding
	Co.	17,478	280
	Ellington Residential
	Mortgage REIT	18,917	277
	MedEquities Realty Trust
	Inc.	21,964	277
	Citizens & Northern Corp.	11,534	268
	Canadian Imperial Bank of
	Commerce	3,218	261
*	Maui Land & Pineapple Co.
	Inc.	12,826	260
	PJT Partners Inc.	6,435	259
	State Auto Financial Corp.	9,937	256
*	Green Bancorp Inc.	13,075	254
	UMH Properties Inc.	14,866	253
	Western New England
	Bancorp Inc.	24,792	252
	Financial Institutions Inc.	8,415	251
	Gladstone Commercial
	Corp.	11,405	249
	Park Sterling Corp.	20,702	246
*,^	Safety Income and Growth
	Inc.	12,714	243
	CNB Financial Corp.	9,770	234
	Premier Financial Bancorp
	Inc.	11,291	233
	Western Asset Mortgage
	Capital Corp.	21,923	226
*	Bancorp Inc.	29,147	221
	Mercantile Bank Corp.	6,864	216
*	Tejon Ranch Co.	10,334	213
*	Safeguard Scientifics Inc.	17,824	212
	Pzena Investment
	Management Inc. Class A	20,734	211
	First Financial Northwest
	Inc.	12,993	210
*	Anchor Bancorp Inc.	8,142	206
	QCR Holdings Inc.	4,100	194
*	Consumer Portfolio
	Services Inc.	41,851	190
	One Liberty Properties Inc.	7,940	186
	Midland States Bancorp Inc.	5,402	181
	Stonegate Bank	3,912	181
	Heritage Insurance
	Holdings Inc.	13,600	177

			Market
			Value•
		Shares	($000)
	Central Valley Community
	Bancorp	7,955	176
	Fidelity & Guaranty Life	5,600	174
	BCB Bancorp Inc.	10,939	167
	Old Second Bancorp Inc.	13,938	161
	Peoples Bancorp Inc.	4,803	154
*	Ashford Inc.	3,049	153
	KKR Real Estate Finance
	Trust Inc.	7,055	152
	Southwest Bancorp Inc.	5,843	149
*	Intersections Inc.	29,386	138
*,^	Altisource Asset
	Management Corp.	1,486	136
	Pacific Continental Corp.	5,300	135
	Oppenheimer Holdings Inc.
	Class A	8,231	135
	West Bancorporation Inc.	5,505	130
	Fidelity Southern Corp.	5,449	125
	American River Bankshares	8,076	117
*	First Foundation Inc.	7,128	117
	National Bankshares Inc.	2,789	114
	Xenith Bankshares Inc.	3,625	113
*	Hallmark Financial Services
	Inc.	9,970	112
*	FRP Holdings Inc.	2,385	110
*	ASB Bancorp Inc.	2,500	110
	US Global Investors Inc.
	Class A	67,397	103
	Heritage Commerce Corp.	7,357	101
	Westwood Holdings Group
	Inc.	1,737	98
	Codorus Valley Bancorp Inc.	3,332	95
	RAIT Financial Trust	41,189	90
*	First Acceptance Corp.	79,063	90
*	WMIH Corp.	67,015	84
*	TriState Capital Holdings
	Inc.	3,300	83
	Peapack Gladstone
	Financial Corp.	2,544	80
	United Community
	Financial Corp.	8,716	72
	Provident Financial
	Holdings Inc.	3,696	71
	Bankwell Financial Group
	Inc.	2,209	69
	CatchMark Timber Trust
	Inc. Class A	6,000	68
^	Five Oaks Investment Corp.	13,706	67
	Farmers Capital Bank Corp.	1,726	67
	Independence Holding Co.	3,224	66
*	Nicolet Bankshares Inc.	1,192	65
	Territorial Bancorp Inc.	1,980	62
	Home Bancorp Inc.	1,443	61
*	Byline Bancorp Inc.	3,058	61

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Federal Agricultural
	Mortgage Corp. Class A	1,021	61
	Parke Bancorp Inc.	2,529	57
*,^	Walter Investment
	Management Corp.	58,239	55
	First Internet Bancorp	1,900	53
	Northeast Bancorp	2,506	51
	Atlantic American Corp.	13,780	51
	ACNB Corp.	1,640	50
	HopFed Bancorp Inc.	3,323	49
	California First National
	Bancorp	2,539	48
	Jernigan Capital Inc.	2,148	47
^	Institutional Financial
	Markets Inc.	39,632	47
*	HarborOne Bancorp Inc.	2,300	46
	Macatawa Bank Corp.	4,802	46
	Bear State Financial Inc.	4,605	44
	Northrim BanCorp Inc.	1,390	42
	Kingstone Cos. Inc.	2,352	36
*	Conifer Holdings Inc.	4,822	34
*	Regional Management
	Corp.	1,415	33
*	Bay Bancorp Inc.	4,284	33
*	On Deck Capital Inc.	6,956	32
*	Performant Financial Corp.	14,420	30
*	Coastway Bancorp Inc.	1,428	29
*	HomeTrust Bancshares Inc.	1,176	29
	Blue Capital Reinsurance
	Holdings Ltd.	1,567	29
	First Bancorp Inc.	902	24
	MidSouth Bancorp Inc.	2,020	24
	County Bancorp Inc.	973	23
*	Asta Funding Inc.	2,806	23
	Prudential Bancorp Inc.	1,100	20
	MutualFirst Financial Inc.	544	19
	Manning & Napier Inc.	4,280	19
	Whitestone REIT	1,500	18
	Eagle Bancorp Montana Inc.	1,015	18
	LCNB Corp.	900	18
	CB Financial Services Inc.	661	17
	Penns Woods Bancorp Inc.	414	17
*	Entegra Financial Corp.	547	12
*,^	Global Brokerage Inc.	6,070	12
	FS Bancorp Inc.	270	12
	Medley Management Inc.
	Class A	1,751	11
	WVS Financial Corp.	623	10
	First Bancshares Inc.	325	9
*	Atlantic Coast Financial
	Corp.	761	6
	Bank of Commerce Holdings	500	6
	Wheeler REIT Inc.	487	5

			Market
			Value•
		Shares	($000)
	Hingham Institution for
	Savings	27	5
	Pathfinder Bancorp Inc.	234	4
	AmeriServ Financial Inc.	887	4
*	Jason Industries Inc.	2,757	4
	MidWestOne Financial
	Group Inc.	100	3
	Old Line Bancshares Inc.	117	3
	United Bancorp Inc.	197	2
	Sun Bancorp Inc.	92	2
	Sotherly Hotels Inc.	300	2
*	National Holdings Corp.	454	1
	Independent Bank Corp.	53	1
	Bancorp of New Jersey
	Inc.	68	1
*	Equitable Financial Corp.	68	1
	Porter Bancorp Inc.	58	1
	SI Financial Group Inc.	31	1
			8,192,685
Health Care (13.0%)
	Johnson & Johnson	4,309,939	570,162
	Pfizer Inc.	9,548,177	320,723
	UnitedHealth Group Inc.	1,541,874	285,894
	Merck & Co. Inc.	4,376,103	280,464
	Amgen Inc.	1,176,590	202,644
	Medtronic plc	2,190,153	194,376
	AbbVie Inc.	2,546,378	184,638
*	Celgene Corp.	1,249,335	162,251
	Gilead Sciences Inc.	2,090,681	147,978
	Bristol-Myers Squibb
	Co.	2,635,785	146,866
	Abbott Laboratories	2,776,303	134,956
	Eli Lilly & Co.	1,588,810	130,759
	Allergan plc	537,371	130,630
	Thermo Fisher Scientific
	Inc.	626,009	109,220
*	Biogen Inc.	339,373	92,092
	Aetna Inc.	530,746	80,583
	Anthem Inc.	423,988	79,765
	Becton Dickinson and Co.	361,782	70,587
	Cigna Corp.	409,642	68,570
	Stryker Corp.	478,475	66,403
*	Regeneron
	Pharmaceuticals Inc.	125,257	61,519
*	Boston Scientific Corp.	2,190,951	60,733
*	Express Scripts
	Holding Co.	949,662	60,626
	Humana Inc.	230,898	55,559
*	Intuitive Surgical Inc.	58,952	55,142
*	Vertex Pharmaceuticals
	Inc.	398,547	51,361
	Zoetis Inc.	785,269	48,985
	Baxter International Inc.	782,889	47,396

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Alexion Pharmaceuticals
	Inc.	341,363	41,534
	Zimmer Biomet Holdings
	Inc.	322,674	41,431
*	HCA Healthcare Inc.	471,664	41,129
*	Illumina Inc.	233,597	40,534
*	Edwards Lifesciences
	Corp.	338,457	40,019
	CR Bard Inc.	115,868	36,627
*	Incyte Corp.	278,481	35,064
*	Mylan NV	814,678	31,626
*	BioMarin Pharmaceutical
	Inc.	279,195	25,357
*	Laboratory Corp. of
	America Holdings	164,132	25,299
	Quest Diagnostics Inc.	219,046	24,349
	Dentsply Sirona Inc.	367,699	23,842
*	Henry Schein Inc.	127,020	23,247
*	IDEXX Laboratories Inc.	141,091	22,775
*	Waters Corp.	121,918	22,413
*	Centene Corp.	261,881	20,919
*	Quintiles IMS Holdings
	Inc.	228,848	20,482
*	Hologic Inc.	448,090	20,334
	Cooper Cos. Inc.	78,295	18,745
	ResMed Inc.	226,953	17,673
	Universal Health Services
	Inc. Class B	143,094	17,469
*	Align Technology Inc.	115,707	17,370
	Perrigo Co. plc	218,046	16,467
*	DaVita Inc.	251,519	16,288
*	Varian Medical Systems
	Inc.	148,878	15,363
	Teleflex Inc.	71,974	14,953
*	Alkermes plc	245,118	14,210
*	Jazz Pharmaceuticals plc	91,266	14,192
*	WellCare Health Plans Inc.	71,284	12,800
*	Envision Healthcare Corp.	188,129	11,790
*	Exelixis Inc.	468,021	11,527
	West Pharmaceutical
	Services Inc.	117,745	11,129
	STERIS plc	135,972	11,082
*	Alnylam Pharmaceuticals
	Inc.	131,393	10,480
*	Bioverativ Inc.	173,464	10,437
*	DexCom Inc.	138,250	10,113
*	Ionis Pharmaceuticals Inc.	198,345	10,090
*	ABIOMED Inc.	66,185	9,484
*	United Therapeutics Corp.	72,097	9,353
*	MEDNAX Inc.	149,391	9,019
*	TESARO Inc.	60,349	8,440
	Hill-Rom Holdings Inc.	105,300	8,383
*	Kite Pharma Inc.	76,927	7,975

			Market
			Value•
		Shares	($000)
*	Charles River
	Laboratories International
	Inc.	76,315	7,719
*	Seattle Genetics Inc.	148,426	7,680
*	Mallinckrodt plc	169,860	7,611
*	Bio-Rad Laboratories Inc.
	Class A	33,313	7,539
*	Bluebird Bio Inc.	71,636	7,525
*	PAREXEL International
	Corp.	84,102	7,309
	Bio-Techne Corp.	59,757	7,021
*	Alere Inc.	139,353	6,994
*	Masimo Corp.	74,111	6,757
*	Exact Sciences Corp.	189,114	6,689
*	Catalent Inc.	189,938	6,667
	HealthSouth Corp.	136,185	6,591
*	Clovis Oncology Inc.	69,423	6,500
*	Neurocrine Biosciences
	Inc.	141,006	6,486
	Patterson Cos. Inc.	133,122	6,250
*	Acadia Healthcare Co.
	Inc.	126,456	6,244
*	NuVasive Inc.	81,153	6,242
*	Integra LifeSciences
	Holdings Corp.	96,865	5,280
	Healthcare Services
	Group Inc.	110,960	5,196
*	Portola Pharmaceuticals
	Inc.	91,316	5,129
*	INC Research Holdings
	Inc. Class A	86,596	5,066
*	PRA Health Sciences Inc.	65,020	4,877
*	Nektar Therapeutics
	Class A	248,248	4,853
	Bruker Corp.	166,825	4,811
*	Insulet Corp.	92,746	4,759
*	Molina Healthcare Inc.	68,453	4,736
*	Akorn Inc.	140,181	4,702
*	Wright Medical Group NV	165,750	4,556
*	VWR Corp.	136,997	4,522
*	Prestige Brands Holdings
	Inc.	84,872	4,482
	Cantel Medical Corp.	56,750	4,421
*	Puma Biotechnology Inc.	50,298	4,396
*	Brookdale Senior Living
	Inc.	297,944	4,383
*,^	ACADIA Pharmaceuticals
	Inc.	156,294	4,359
*	LifePoint Health Inc.	64,594	4,338
*	Sage Therapeutics Inc.	53,823	4,286
*	ICU Medical Inc.	23,883	4,120
*,^	Medicines Co.	107,609	4,090
*	Ironwood Pharmaceuticals
	Inc. Class A	214,553	4,051

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Neogen Corp.	58,128	4,017
*,^	Juno Therapeutics Inc.	127,407	3,808
*	Penumbra Inc.	43,335	3,803
*	Ultragenyx Pharmaceutical
	Inc.	60,991	3,788
*	Ligand Pharmaceuticals
	Inc.	30,266	3,674
*	Globus Medical Inc.	109,900	3,643
*	Endo International plc	322,085	3,598
*,^	OPKO Health Inc.	538,412	3,543
*	FibroGen Inc.	105,484	3,407
*	Agios Pharmaceuticals Inc.	65,639	3,377
*	Amedisys Inc.	53,046	3,332
*	Haemonetics Corp.	83,968	3,316
*	Supernus Pharmaceuticals
	Inc.	76,480	3,296
	Owens & Minor Inc.	98,359	3,166
*	Intercept Pharmaceuticals
	Inc.	26,113	3,162
*	Horizon Pharma plc	260,337	3,090
*	Array BioPharma Inc.	368,733	3,086
*	Myriad Genetics Inc.	118,678	3,067
*	Nevro Corp.	39,849	2,966
*	Halyard Health Inc.	74,718	2,935
*	Pacira Pharmaceuticals Inc.	61,009	2,910
*	Aerie Pharmaceuticals Inc.	55,345	2,908
*	Loxo Oncology Inc.	35,211	2,824
*	Tivity Health Inc.	70,473	2,808
*	Sarepta Therapeutics Inc.	82,991	2,798
	CONMED Corp.	53,963	2,749
*	Magellan Health Inc.	37,026	2,699
	Abaxis Inc.	49,674	2,634
*,^	Radius Health Inc.	58,155	2,630
*	NxStage Medical Inc.	103,932	2,606
*	Blueprint Medicines Corp.	50,972	2,583
*	HMS Holdings Corp.	135,273	2,503
*	Tenet Healthcare Corp.	127,635	2,468
*	Acorda Therapeutics Inc.	120,888	2,382
*,^	Immunomedics Inc.	268,022	2,367
*	Emergent BioSolutions Inc.	69,359	2,352
*	BioTelemetry Inc.	69,922	2,339
*	Eagle Pharmaceuticals Inc.	29,335	2,314
*	Theravance Biopharma Inc.	58,054	2,313
*	Esperion Therapeutics Inc.	49,775	2,304
	Atrion Corp.	3,565	2,293
*	Innoviva Inc.	174,920	2,239
*,^	Amicus Therapeutics Inc.	221,355	2,229
*	MiMedx Group Inc.	147,560	2,209
*	Cardiovascular Systems
	Inc.	68,192	2,198
*	Momenta
	Pharmaceuticals Inc.	129,926	2,196
*	AtriCure Inc.	89,086	2,160

			Market
			Value•
		Shares	($000)
*	Select Medical Holdings
	Corp.	136,060	2,089
*	Merit Medical Systems
	Inc.	54,456	2,078
*	Natus Medical Inc.	55,620	2,075
*	Halozyme Therapeutics Inc.	161,641	2,072
*,^	Intrexon Corp.	85,008	2,048
*	Inogen Inc.	21,136	2,017
*	Varex Imaging Corp.	59,382	2,007
	Analogic Corp.	27,521	1,999
*	Anika Therapeutics Inc.	39,105	1,929
*	Almost Family Inc.	30,984	1,910
*	Impax Laboratories Inc.	118,333	1,905
*	Spectranetics Corp.	48,777	1,873
*,^	Aimmune Therapeutics
	Inc.	90,983	1,871
*	AMAG Pharmaceuticals
	Inc.	100,908	1,857
*	Amphastar
	Pharmaceuticals Inc.	102,880	1,837
*	Corcept Therapeutics Inc.	154,053	1,818
*,^	Keryx Biopharmaceuticals
	Inc.	250,648	1,812
*	Genomic Health Inc.	54,708	1,781
*	CryoLife Inc.	88,538	1,766
*,^	Achaogen Inc.	81,074	1,762
*	AngioDynamics Inc.	108,681	1,762
*	Community Health
	Systems Inc.	175,808	1,751
*	Achillion Pharmaceuticals
	Inc.	379,637	1,743
*	Albany Molecular
	Research Inc.	78,006	1,693
*	Aclaris Therapeutics Inc.	62,109	1,684
*	Repligen Corp.	40,327	1,671
*	Avexis Inc.	20,316	1,669
*	Omnicell Inc.	38,177	1,645
*,^	Lexicon Pharmaceuticals
	Inc.	96,926	1,594
*	Spark Therapeutics Inc.	26,527	1,585
*	Antares Pharma Inc.	491,967	1,584
*,^	Alder Biopharmaceuticals
	Inc.	136,932	1,568
*,^	Foundation Medicine Inc.	39,025	1,551
*,^	Insys Therapeutics Inc.	119,134	1,507
	Kindred Healthcare Inc.	129,330	1,507
*	CorVel Corp.	31,140	1,478
*,^	TherapeuticsMD Inc.	278,616	1,468
*	Akebia Therapeutics Inc.	101,261	1,455
*,^	Aduro Biotech Inc.	124,649	1,421
*	ANI Pharmaceuticals Inc.	30,267	1,417
*,^	Omeros Corp.	70,786	1,409
*	Inovio Pharmaceuticals Inc.	177,301	1,390
*	Cutera Inc.	52,740	1,366

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Ensign Group Inc.	62,162	1,353
*	BioCryst Pharmaceuticals
	Inc.	243,167	1,352
*	Teladoc Inc.	38,251	1,327
*	ChemoCentryx Inc.	137,290	1,285
*,^	Lannett Co. Inc.	62,658	1,278
*	SciClone Pharmaceuticals
	Inc.	115,683	1,273
*	Arena Pharmaceuticals Inc.	73,883	1,246
*	AVEO Pharmaceuticals Inc.	557,183	1,237
*	Addus HomeCare Corp.	33,061	1,230
*	LHC Group Inc.	18,115	1,230
*	Depomed Inc.	113,895	1,223
*	Adamas Pharmaceuticals
	Inc.	68,948	1,206
*	Insmed Inc.	68,807	1,181
*	Accuray Inc.	247,686	1,177
*	OraSure Technologies Inc.	68,155	1,176
*	Epizyme Inc.	76,361	1,153
*	ImmunoGen Inc.	160,496	1,141
*	Enanta Pharmaceuticals
	Inc.	31,191	1,122
*	Capital Senior Living Corp.	73,140	1,112
*,^	Fortress Biotech Inc.	223,435	1,061
*	BioSpecifics Technologies
	Corp.	20,996	1,040
*	Novocure Ltd.	59,091	1,022
*	MacroGenics Inc.	58,105	1,017
*,^	Accelerate Diagnostics Inc.	36,827	1,007
*	PharMerica Corp.	38,359	1,007
*	Quidel Corp.	36,876	1,001
*,^	Geron Corp.	344,353	954
*	Exactech Inc.	31,757	946
*,^	Advaxis Inc.	144,532	938
*	Dermira Inc.	32,148	937
*,^	ZIOPHARM Oncology Inc.	150,043	933
*	Atara Biotherapeutics Inc.	66,155	926
*,^	BioScrip Inc.	340,420	924
	Meridian Bioscience Inc.	57,623	908
*	Agenus Inc.	230,098	900
*	Intra-Cellular Therapies
	Inc. Class A	71,956	894
*	Orthofix International NV	19,133	889
*	PTC Therapeutics Inc.	48,199	884
*	Sangamo Therapeutics Inc.	99,926	879
*	Enzo Biochem Inc.	78,444	866
	Luminex Corp.	40,835	862
*	Coherus Biosciences Inc.	59,916	860
*	Global Blood Therapeutics
	Inc.	31,300	856
*	Five Prime Therapeutics
	Inc.	28,402	855
*,^	Bellicum Pharmaceuticals
	Inc.	72,429	846

			Market
			Value•
		Shares	($000)
*,^	BioTime Inc.	264,388	833
*	Acceleron Pharma Inc.	27,139	825
*	Glaukos Corp.	19,389	804
*,^	Catalyst Pharmaceuticals
	Inc.	288,069	795
*	K2M Group Holdings Inc.	32,300	787
*,^	Cerus Corp.	305,086	766
*	Dynavax Technologies
	Corp.	77,354	746
*	PDL BioPharma Inc.	300,478	742
	Invacare Corp.	54,591	721
*,^	Athersys Inc.	475,848	719
*,^	Synergy Pharmaceuticals
	Inc.	157,694	702
*	Xencor Inc.	33,121	699
*,^	Abeona Therapeutics Inc.	108,375	694
*	Teligent Inc.	73,976	677
*	Concert Pharmaceuticals
	Inc.	48,190	672
*	Spectrum Pharmaceuticals
	Inc.	86,758	646
*,^	Collegium Pharmaceutical
	Inc.	50,507	632
*	Calithera Biosciences Inc.	42,062	625
*	Curis Inc.	330,318	624
	US Physical Therapy Inc.	10,058	608
*	Editas Medicine Inc.	35,327	593
*,^	BioDelivery Sciences
	International Inc.	211,102	591
*	Triple-S Management Corp.
	Class B	34,096	577
*	Retrophin Inc.	29,647	575
*	La Jolla Pharmaceutical Co.	19,200	572
	LeMaitre Vascular Inc.	18,227	569
*	Durect Corp.	364,106	568
*	Ardelyx Inc.	110,674	564
*,^	Organovo Holdings Inc.	210,185	553
*,^	AcelRx Pharmaceuticals
	Inc.	254,730	548
*	Cempra Inc.	118,980	547
*	Asterias Biotherapeutics
	Inc.	149,223	530
*	Cytokinetics Inc.	43,655	528
*,^	ArQule Inc.	423,717	525
*	GenMark Diagnostics Inc.	43,482	514
*	HealthStream Inc.	19,098	503
*	Novavax Inc.	434,798	500
*	NeoGenomics Inc.	55,230	495
*,^	Heron Therapeutics Inc.	34,525	478
*	Iovance Biotherapeutics
	Inc.	64,346	473
	National HealthCare Corp.	6,716	471
*	Vanda Pharmaceuticals
	Inc.	28,216	460

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Celldex Therapeutics Inc.	181,267	448
*	Surmodics Inc.	15,789	444
*,^	Adamis Pharmaceuticals
	Corp.	85,043	442
*,^	Cara Therapeutics Inc.	28,548	439
*	Zogenix Inc.	29,056	421
*	AAC Holdings Inc.	60,614	420
*	Alliance HealthCare
	Services Inc.	30,606	407
*	Revance Therapeutics
	Inc.	15,092	398
*	Idera Pharmaceuticals
	Inc.	229,955	396
*	Intersect ENT Inc.	14,100	394
*	Chimerix Inc.	68,906	376
	Digirad Corp.	91,586	371
*	CytomX Therapeutics
	Inc.	22,400	347
*	Endologix Inc.	71,251	346
*	Progenics
	Pharmaceuticals Inc.	47,450	322
*	AxoGen Inc.	19,230	322
*	Heska Corp.	3,134	320
*	NewLink Genetics Corp.	42,836	315
*,^	Arrowhead
	Pharmaceuticals Inc.	192,824	312
*,^	Rockwell Medical Inc.	38,438	305
*	RTI Surgical Inc.	50,534	296
*	Applied Genetic
	Technologies Corp.	55,878	285
*	American Renal
	Associates Holdings Inc.	15,080	280
*	Aratana Therapeutics Inc.	38,081	275
*	Infinity Pharmaceuticals
	Inc.	164,648	259
*	Biolase Inc.	262,172	254
*	Juniper Pharmaceuticals
	Inc.	49,724	251
*	Otonomy Inc.	12,454	235
*	STAAR Surgical Co.	21,256	230
*	Flexion Therapeutics Inc.	10,900	220
*	Pacific Biosciences of
	California Inc.	58,716	209
*	SeaSpine Holdings Corp.	16,794	193
*	Quorum Health Corp.	46,058	191
*	Alimera Sciences Inc.	132,811	185
*,^	CTI BioPharma Corp.	55,680	184
*	Karyopharm Therapeutics
	Inc.	20,202	183
*	Clearside Biomedical Inc.	18,800	171
*	Fate Therapeutics Inc.	51,200	166
*	Cumberland
	Pharmaceuticals Inc.	22,092	156
*,^	TG Therapeutics Inc.	15,500	156

			Market
			Value•
		Shares	($000)
*	RadNet Inc.	19,852	154
*,^	Anavex Life Sciences
	Corp.	28,700	153
*	Paratek Pharmaceuticals
	Inc.	6,304	152
*	MEI Pharma Inc.	61,287	146
	Psychemedics Corp.	5,861	146
*	ConforMIS Inc.	33,724	145
	Merrimack
	Pharmaceuticals Inc.	112,613	140
*	MyoKardia Inc.	10,058	132
*	Adverum Biotechnologies
	Inc.	52,607	132
*	Ophthotech Corp.	51,069	131
*,^	Actinium Pharmaceuticals
	Inc.	106,660	130
*	Endocyte Inc.	86,057	129
*,^	MannKind Corp.	85,570	121
*	REGENXBIO Inc.	5,917	117
*	Civitas Solutions Inc.	6,665	117
*	Harvard Bioscience Inc.	45,022	115
*	Versartis Inc.	6,517	114
*	Dicerna Pharmaceuticals
	Inc.	35,621	113
*	Bovie Medical Corp.	45,545	113
*	Seres Therapeutics Inc.	9,511	107
*,^	Ampio Pharmaceuticals
	Inc.	205,812	107
*	Mirati Therapeutics Inc.	28,400	104
*	Agile Therapeutics Inc.	26,778	100
*	Aldeyra Therapeutics Inc.	20,614	97
*	Genocea Biosciences Inc.	17,900	93
*	Entellus Medical Inc.	5,448	90
*	AnaptysBio Inc.	3,440	82
*,^	Navidea
	Biopharmaceuticals Inc.	158,410	81
*	Aptevo Therapeutics Inc.	38,844	80
*	Stemline Therapeutics Inc.	8,700	80
*	ARCA biopharma Inc.	32,141	79
*	Wright Medical Group Inc.
	CVR Exp. 12/31/2049	50,806	77
t*	iRhythm Technologies Inc.	1,788	76
*	Oncocyte Corp.	14,374	75
*	Alphatec Holdings Inc.	39,700	75
*	Sucampo Pharmaceuticals
	Inc. Class A	7,058	74
*,^	CytRx Corp.	117,384	74
*	Cymabay Therapeutics
	Inc.	11,957	69
*	iBio Inc.	177,100	68
*	Ra Pharmaceuticals Inc.	3,570	67
*	G1 Therapeutics Inc.	3,800	66
*,^	Obalon Therapeutics Inc.	6,357	63
*	InfuSystem Holdings Inc.	34,480	62

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Nobilis Health Corp.	31,760	60
*	Peregrine
	Pharmaceuticals Inc.	98,096	60
*	Mersana Therapeutics Inc.	3,833	54
*	Invitae Corp.	5,410	52
*,^	Orexigen Therapeutics Inc.	17,540	51
*	Ovid therapeutics Inc.	4,600	48
*,^	KalVista Pharmaceuticals
	Inc.	6,589	47
*,^	XBiotech Inc.	9,598	45
*	vTv Therapeutics Inc.
	Class A	9,072	45
*,^	Anthera Pharmaceuticals
	Inc.	27,078	44
*	OvaScience Inc.	27,700	43
*	Athenex Inc.	2,541	41
*	Genesis Healthcare Inc.	21,297	37
*	GTx Inc.	6,969	37
*	OncoMed Pharmaceuticals
	Inc.	10,900	36
*	Eiger BioPharmaceuticals
	Inc.	4,210	33
*	Assembly Biosciences Inc.	1,600	33
*	Cascadian Therapeutics Inc.	8,742	33
*	Sonoma Pharmaceuticals
	Inc.	4,719	31
	Pain Therapeutics Inc.	7,305	30
*	Lantheus Holdings Inc.	1,700	30
*	Five Star Senior Living Inc.	19,810	30
*,^	Corbus Pharmaceuticals
	Holdings Inc.	4,620	29
*	ADMA Biologics Inc.	7,439	29
*	AdCare Health Systems
	Inc.	28,860	28
*	Neos Therapeutics Inc.	3,712	27
*	Vericel Corp.	8,106	27
*,^	Edge Therapeutics Inc.	2,600	27
*	Vical Inc.	9,624	26
	MGC Diagnostics Corp.	2,800	24
*	Reata Pharmaceuticals Inc.
	Class A	700	22
*,^	Apricus Biosciences Inc.	18,858	21
*	Pulse Biosciences Inc.	600	21
*	Dova Pharmaceuticals Inc.	890	20
*	Flex Pharma Inc.	5,140	20
*	Conatus Pharmaceuticals
	Inc.	3,300	19
*	Veracyte Inc.	2,228	19
*	Jounce Therapeutics Inc.	1,271	18
*	MediciNova Inc.	3,300	17
*	Corindus Vascular Robotics
	Inc.	8,802	16
*	Medpace Holdings Inc.	553	16
*,^	Catabasis Pharmaceuticals
	Inc.	10,960	16

			Market
			Value•
		Shares	($000)
*	Tetraphase Pharmaceuticals
	Inc.	2,000	14
*	Regulus Therapeutics Inc.	14,100	14
*,^	Cancer Genetics Inc.	3,500	14
*,^	Biocept Inc.	9,361	13
*	Fibrocell Science Inc.	3,067	12
*,^	Galena Biopharma Inc.	20,884	12
	Pernix Therapeutics
	Holdings Inc.	2,881	12
*	CorMedix Inc.	23,800	10
*	CytoSorbents Corp.	2,200	9
*	Presbia plc	4,139	9
*	Novan Inc.	2,317	9
*	Chiasma Inc.	6,057	9
	Diversicare Healthcare
	Services Inc.	913	9
*	Caladrius Biosciences
	Inc.	1,820	8
*,^	Alliqua BioMedical Inc.	22,830	8
*	Ocular Therapeutix Inc.	910	8
*	Vital Therapies Inc.	2,600	8
*	Nivalis Therapeutics Inc.	2,432	6
*,^	InVivo Therapeutics
	Holdings Corp.	2,160	6
*	Aileron Therapeutics Inc.	517	6
*	Avinger Inc.	12,064	5
*	Threshold
	Pharmaceuticals Inc.	13,478	5
	Utah Medical Products Inc.	68	5
*	Tandem Diabetes Care Inc.	6,010	5
*	CAS Medical Systems Inc.	4,100	5
*,^	Cerulean Pharma Inc.	10,400	5
*	CEL-SCI Corp.	2,051	5
*,^	Second Sight Medical
	Products Inc.	3,600	5
*	Aeglea BioTherapeutics
	Inc.	1,100	4
*	Cytori Therapeutics Inc.	3,276	4
*	Ohr Pharmaceutical Inc.	5,000	3
*	BioLife Solutions Inc.	1,215	3
*,^	Aethlon Medical Inc.	1,232	3
*	Cidara Therapeutics Inc.	281	2
*	Amedica Corp.	5,027	2
*,^	Argos Therapeutics Inc.	3,850	1
*	BioPharmX Corp.	2,553	1
	Daxor Corp.	161	1
*	Asterias Biotherapeutics
	Inc. Warrants Exp.
	09/29/2017	1,344	1
*	Aviragen Therapeutics Inc.	917	1
*	Hemispherx Biopharma Inc.	895	—
*	CASI Pharmaceuticals Inc.	200	—
*	Repros Therapeutics Inc.	66	—
*	Celsion Corp.	9	—
			5,273,004

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
Industrials (12.9%)
	General Electric Co.	13,893,755	375,270
	3M Co.	955,547	198,935
	Boeing Co.	917,468	181,429
	Honeywell International
	Inc.	1,219,764	162,582
	United Technologies
	Corp.	1,155,121	141,052
	Union Pacific Corp.	1,291,889	140,700
	Accenture plc Class A	992,103	122,703
	United Parcel Service
	Inc. Class B	1,102,076	121,879
	Lockheed Martin Corp.	393,626	109,275
	Caterpillar Inc.	942,700	101,303
*	PayPal Holdings Inc.	1,827,022	98,056
	Danaher Corp.	999,568	84,354
	FedEx Corp.	385,005	83,673
	General Dynamics Corp.	410,325	81,285
	CSX Corp.	1,402,395	76,515
	Raytheon Co.	466,458	75,324
	Northrop Grumman
	Corp.	279,305	71,700
	Automatic Data
	Processing Inc.	680,050	69,678
	Johnson Controls
	International plc	1,500,989	65,083
	Illinois Tool Works Inc.	442,204	63,346
	Deere & Co.	509,313	62,946
	Emerson Electric Co.	1,031,193	61,480
	Norfolk Southern Corp.	463,691	56,431
	Eaton Corp. plc	716,236	55,745
	Waste Management Inc.	707,128	51,868
	Sherwin-Williams Co.	134,098	47,063
	Fidelity National
	Information Services
	Inc.	528,940	45,171
	TE Connectivity Ltd.	568,105	44,699
	Cummins Inc.	268,804	43,605
*	Fiserv Inc.	341,715	41,805
	Roper Technologies Inc.	163,250	37,797
	Ingersoll-Rand plc	413,295	37,771
	PACCAR Inc.	562,029	37,116
	Amphenol Corp. Class A	489,990	36,171
	Parker-Hannifin Corp.	213,123	34,061
	Rockwell Automation Inc.	206,181	33,393
	Fortive Corp.	499,181	31,623
	Agilent Technologies Inc.	515,731	30,588
	Paychex Inc.	517,358	29,458
	Rockwell Collins Inc.	259,886	27,309
	Waste Connections Inc.	421,811	27,173
	Vulcan Materials Co.	211,459	26,788
*	Mettler-Toledo
	International Inc.	41,320	24,318

			Market
			Value•
		Shares	($000)
	Republic Services Inc.
	Class A	378,636	24,130
	Ball Corp.	561,864	23,716
	WestRock Co.	401,812	22,767
	Martin Marietta
	Materials Inc.	101,080	22,498
	Alliance Data Systems
	Corp.	87,395	22,433
	AMETEK Inc.	368,169	22,300
	Global Payments Inc.	244,032	22,041
*	FleetCor Technologies Inc.	147,643	21,292
*	Verisk Analytics Inc.
	Class A	251,335	21,205
	L3 Technologies Inc.	124,640	20,825
	TransDigm Group Inc.	75,748	20,366
	Fastenal Co.	462,854	20,148
	Dover Corp.	249,147	19,987
	Masco Corp.	514,532	19,660
	Textron Inc.	387,187	18,237
	Kansas City Southern	169,990	17,789
	Pentair plc	262,450	17,463
	Cintas Corp.	134,832	16,994
	Packaging Corp. of
	America	150,808	16,799
*	Vantiv Inc. Class A	259,243	16,420
	Expeditors International
	of Washington Inc.	288,257	16,281
	Fortune Brands Home
	& Security Inc.	246,231	16,064
	Xylem Inc.	287,566	15,940
	CH Robinson Worldwide
	Inc.	225,618	15,495
	Total System Services Inc.	265,087	15,441
*	United Rentals Inc.	135,281	15,248
	WW Grainger Inc.	80,689	14,567
*	Trimble Inc.	404,696	14,436
	Acuity Brands Inc.	70,595	14,351
	Broadridge Financial
	Solutions Inc.	188,477	14,241
	Sealed Air Corp.	313,383	14,027
*	CoStar Group Inc.	52,400	13,813
	IDEX Corp.	122,170	13,806
	Huntington Ingalls
	Industries Inc.	73,694	13,719
*	Crown Holdings Inc.	222,761	13,290
	AO Smith Corp.	235,110	13,244
	JB Hunt Transport
	Services Inc.	141,868	12,964
	Jack Henry & Associates
	Inc.	124,301	12,911
^	Wabtec Corp.	138,197	12,645
	Allegion plc	152,530	12,373
	ManpowerGroup Inc.	107,817	12,038
	PerkinElmer Inc.	176,055	11,996

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Owens Corning	179,084	11,984
	Lennox International Inc.	65,160	11,966
*	Berry Global Group Inc.	207,202	11,813
*	Sensata Technologies
	Holding NV	273,863	11,699
*	XPO Logistics Inc.	178,818	11,557
*	Keysight Technologies Inc.	295,558	11,506
	Toro Co.	163,731	11,345
	Spirit AeroSystems
	Holdings Inc. Class A	193,742	11,225
	Cognex Corp.	131,777	11,188
*	Arrow Electronics Inc.	142,213	11,152
*	First Data Corp. Class A	599,793	10,916
	Jacobs Engineering Group
	Inc.	192,859	10,490
*	Stericycle Inc.	136,470	10,415
	Fluor Corp.	223,728	10,242
	Old Dominion Freight Line
	Inc.	105,610	10,058
	Hubbell Inc. Class B	88,396	10,004
	Xerox Corp.	345,626	9,930
*	HD Supply Holdings Inc.	322,796	9,887
	Carlisle Cos. Inc.	103,388	9,863
	Macquarie Infrastructure
	Corp.	125,308	9,824
	Graco Inc.	89,271	9,756
	Flowserve Corp.	209,005	9,704
	Donaldson Co. Inc.	211,412	9,628
	Nordson Corp.	78,270	9,496
	Robert Half International
	Inc.	193,406	9,270
	Orbital ATK Inc.	93,283	9,175
*	Coherent Inc.	39,399	8,864
*	TransUnion	202,677	8,778
	Lincoln Electric Holdings
	Inc.	94,854	8,735
*	IPG Photonics Corp.	60,183	8,733
	AptarGroup Inc.	99,883	8,676
*	Zebra Technologies Corp.	84,455	8,489
	Oshkosh Corp.	119,708	8,246
	Allison Transmission
	Holdings Inc.	218,983	8,214
	MDU Resources Group
	Inc.	312,558	8,189
	Sonoco Products Co.	159,033	8,178
*	AECOM	249,231	8,058
	Avnet Inc.	205,310	7,982
*	Quanta Services Inc.	237,028	7,803
	Hexcel Corp.	146,028	7,709
	Jabil Inc.	262,556	7,664
	FLIR Systems Inc.	218,368	7,569
	Watsco Inc.	48,707	7,511
	National Instruments Corp.	186,672	7,508
	Universal Display Corp.	67,771	7,404

			Market
			Value•
		Shares	($000)
	Booz Allen Hamilton
	Holding Corp. Class A	226,970	7,386
	BWX Technologies Inc.	150,640	7,344
	AGCO Corp.	108,727	7,327
*	Euronet Worldwide Inc.	79,726	6,966
	Graphic Packaging Holding
	Co.	502,081	6,919
	Trinity Industries Inc.	243,834	6,835
	Bemis Co. Inc.	147,425	6,818
	Eagle Materials Inc.	73,731	6,814
*	WEX Inc.	65,200	6,798
*	Genesee & Wyoming Inc.
	Class A	98,496	6,736
	MAXIMUS Inc.	103,803	6,501
	HEICO Corp. Class A	104,558	6,488
*	Teledyne Technologies Inc.	50,811	6,486
	Crane Co.	80,978	6,428
	EMCOR Group Inc.	95,649	6,254
*	Owens-Illinois Inc.	260,334	6,227
	MSC Industrial Direct Co.
	Inc. Class A	72,153	6,202
	Ryder System Inc.	85,745	6,172
	Genpact Ltd.	221,671	6,169
	Littelfuse Inc.	36,390	6,004
	Woodward Inc.	88,519	5,982
*	CoreLogic Inc.	137,556	5,967
	Terex Corp.	158,780	5,954
	Curtiss-Wright Corp.	63,973	5,871
	Regal Beloit Corp.	71,885	5,862
	Air Lease Corp. Class A	156,833	5,859
*	Kirby Corp.	86,501	5,783
	Landstar System Inc.	67,119	5,745
	ITT Inc.	141,921	5,702
*	Louisiana-Pacific Corp.	231,682	5,586
	Valmont Industries Inc.	36,185	5,413
	Deluxe Corp.	77,601	5,372
	Timken Co.	112,349	5,196
	Brink’s Co.	76,623	5,134
	Belden Inc.	67,687	5,106
*	Conduent Inc.	318,179	5,072
	EnerSys	69,659	5,047
*	Colfax Corp.	127,972	5,038
	John Bean Technologies
	Corp.	50,627	4,961
*	Summit Materials Inc.
	Class A	170,366	4,918
	Kennametal Inc.	128,890	4,823
	Barnes Group Inc.	81,760	4,785
*	MasTec Inc.	105,887	4,781
*	Sanmina Corp.	120,869	4,605
*	Clean Harbors Inc.	82,480	4,605
*	Esterline Technologies
	Corp.	47,730	4,525
*	WESCO International Inc.	78,071	4,473

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	MSA Safety Inc.	54,675	4,438
*	USG Corp.	151,618	4,400
*	On Assignment Inc.	80,596	4,364
	World Fuel Services Corp.	111,787	4,298
	Knight Transportation Inc.	115,868	4,293
*	WageWorks Inc.	63,349	4,257
	Tetra Tech Inc.	91,617	4,192
*	KLX Inc.	83,797	4,190
*	Itron Inc.	61,837	4,189
	GATX Corp.	63,035	4,051
*	MACOM Technology
	Solutions Holdings Inc.	71,549	3,990
	Silgan Holdings Inc.	122,562	3,895
*	Rexnord Corp.	164,974	3,836
*	RBC Bearings Inc.	36,704	3,735
*	Moog Inc. Class A	51,676	3,706
	ABM Industries Inc.	89,136	3,701
	Applied Industrial
	Technologies Inc.	62,504	3,691
*	Generac Holdings Inc.	102,091	3,689
*	Masonite International
	Corp.	47,944	3,620
	Convergys Corp.	150,674	3,583
	Vishay Intertechnology
	Inc.	214,632	3,563
*,^	Cimpress NV	37,641	3,558
*	Anixter International Inc.	45,302	3,543
	KBR Inc.	229,915	3,499
	UniFirst Corp.	24,827	3,493
*	TopBuild Corp.	63,665	3,379
*	Swift Transportation Co.	127,297	3,373
*	Advisory Board Co.	65,021	3,349
*	DigitalGlobe Inc.	99,298	3,307
	Albany International Corp.	61,229	3,270
*	Trex Co. Inc.	47,172	3,192
^	Chicago Bridge & Iron Co.
	NV	161,358	3,184
	Apogee Enterprises Inc.	55,616	3,161
*	Rogers Corp.	29,032	3,153
*	Armstrong World
	Industries Inc.	68,130	3,134
*	II-VI Inc.	90,985	3,121
	ESCO Technologies Inc.	51,890	3,095
	AAON Inc.	83,839	3,089
	Granite Construction Inc.	63,800	3,078
	Mueller Water Products
	Inc. Class A	259,372	3,029
*	AMN Healthcare Services
	Inc.	76,935	3,004
	Comfort Systems USA Inc.	80,472	2,986
*	NeuStar Inc. Class A	89,247	2,976
*	ExlService Holdings Inc.	51,200	2,846
	Korn/Ferry International	82,390	2,845
*	Plexus Corp.	53,975	2,837

			Market
			Value•
		Shares	($000)
*	American Woodmark Corp.	29,603	2,829
	Watts Water Technologies
	Inc. Class A	44,535	2,815
	Mueller Industries Inc.	92,005	2,802
	Simpson Manufacturing
	Co. Inc.	63,957	2,796
	Universal Forest Products
	Inc.	31,021	2,708
	Greif Inc. Class A	48,423	2,701
	Forward Air Corp.	49,319	2,628
*	Air Transport Services
	Group Inc.	119,942	2,612
	Aircastle Ltd.	119,684	2,603
	Franklin Electric Co. Inc.	62,635	2,593
	EnPro Industries Inc.	36,304	2,591
*	Proto Labs Inc.	38,325	2,577
	Exponent Inc.	44,152	2,574
	Badger Meter Inc.	64,561	2,573
	Triumph Group Inc.	80,279	2,537
	Insperity Inc.	35,329	2,508
	Standex International Corp.	27,528	2,497
	Methode Electronics Inc.	60,105	2,476
^	Covanta Holding Corp.	187,358	2,473
	Brady Corp. Class A	72,113	2,445
*,^	Ambarella Inc.	50,212	2,438
*	Atlas Air Worldwide
	Holdings Inc.	45,995	2,399
*	Cardtronics plc Class A	72,446	2,381
*	FTI Consulting Inc.	68,033	2,378
*	Knowles Corp.	140,350	2,375
	Altra Industrial Motion
	Corp.	59,102	2,352
	Astec Industries Inc.	42,129	2,339
	Mobile Mini Inc.	77,763	2,321
	AZZ Inc.	41,226	2,300
*	Aerojet Rocketdyne
	Holdings Inc.	108,992	2,267
*	Navistar International
	Corp.	85,619	2,246
*	Harsco Corp.	139,303	2,243
*	OSI Systems Inc.	29,815	2,241
	AAR Corp.	64,371	2,238
*,^	Axon Enterprise Inc.	88,467	2,224
*	SPX FLOW Inc.	59,837	2,207
*	Hub Group Inc. Class A	57,428	2,202
	Alamo Group Inc.	23,513	2,135
	US Ecology Inc.	42,277	2,135
*	Integer Holdings Corp.	48,258	2,087
	Raven Industries Inc.	62,669	2,087
*	Builders FirstSource Inc.	135,812	2,081
	Matson Inc.	69,159	2,078
*	Tutor Perini Corp.	72,041	2,071
	CIRCOR International Inc.	34,818	2,068
*	Meritor Inc.	124,168	2,062

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Imperva Inc.	42,538	2,035
*	CBIZ Inc.	134,876	2,023
	Heartland Express Inc.	96,065	2,000
*	Fabrinet	46,405	1,980
*	American Outdoor Brands
	Corp.	88,871	1,969
	Greenbrier Cos. Inc.	42,148	1,949
	Triton International Ltd.	57,826	1,934
	Argan Inc.	31,925	1,916
*	Veeco Instruments Inc.	68,756	1,915
	Sturm Ruger & Co. Inc.	30,622	1,903
	Werner Enterprises Inc.	64,060	1,880
	Otter Tail Corp.	47,477	1,880
	General Cable Corp.	113,769	1,860
	Materion Corp.	48,953	1,831
	Griffon Corp.	83,168	1,826
*	Aegion Corp. Class A	83,008	1,816
*	Benchmark Electronics Inc.	55,508	1,793
	Federal Signal Corp.	102,155	1,773
	EVERTEC Inc.	101,794	1,761
*	TTM Technologies Inc.	100,973	1,753
	CTS Corp.	81,005	1,750
	TeleTech Holdings Inc.	41,420	1,690
	Kadant Inc.	22,164	1,667
	Marten Transport Ltd.	60,709	1,663
	Schnitzer Steel Industries
	Inc.	65,911	1,661
*	Aerovironment Inc.	43,233	1,652
*	FARO Technologies Inc.	43,519	1,645
*	TriNet Group Inc.	49,676	1,626
	Kaman Corp.	32,301	1,611
*	US Concrete Inc.	20,352	1,599
	Quanex Building Products
	Corp.	75,415	1,595
*	Huron Consulting Group
	Inc.	36,622	1,582
	Actuant Corp. Class A	63,750	1,568
*	Babcock & Wilcox
	Enterprises Inc.	130,139	1,530
	Tennant Co.	20,523	1,515
*	Sykes Enterprises Inc.	44,869	1,504
*	BMC Stock Holdings Inc.	68,333	1,493
*	SPX Corp.	58,387	1,469
*	TriMas Corp.	69,729	1,454
	Wabash National Corp.	65,757	1,445
*	Boise Cascade Co.	47,499	1,444
*	Saia Inc.	28,070	1,440
*	TimkenSteel Corp.	93,179	1,432
	Ennis Inc.	73,965	1,413
	RR Donnelley & Sons Co.	111,755	1,401
	AVX Corp.	85,741	1,401
*	Casella Waste Systems
	Inc. Class A	85,308	1,400
*	JELD-WEN Holding Inc.	42,490	1,379

			Market
			Value•
		Shares	($000)
*	PHH Corp.	98,986	1,363
	Barrett Business Services
	Inc.	23,367	1,339
	Myers Industries Inc.	73,394	1,317
	ArcBest Corp.	63,854	1,315
	H&E Equipment Services
	Inc.	63,959	1,305
*	KEMET Corp.	100,973	1,292
*	Astronics Corp.	42,211	1,286
	Lindsay Corp.	14,325	1,279
*	Lydall Inc.	24,569	1,270
	Cubic Corp.	26,806	1,241
	Insteel Industries Inc.	37,303	1,230
*	Gibraltar Industries Inc.	34,293	1,223
*	TrueBlue Inc.	45,845	1,215
*	MYR Group Inc.	39,111	1,213
*	Evolent Health Inc. Class A	47,557	1,206
	CRA International Inc.	33,014	1,199
*	Manitowoc Co. Inc.	198,721	1,194
*	Cross Country Healthcare
	Inc.	92,361	1,192
	Primoris Services Corp.	46,967	1,171
	Multi-Color Corp.	14,310	1,168
	ManTech International
	Corp.Class A	28,131	1,164
*	Ducommun Inc.	36,739	1,160
*	Patrick Industries Inc.	15,866	1,156
	Daktronics Inc.	117,522	1,132
	American Railcar Industries
	Inc.	29,442	1,128
	Heidrick & Struggles
	International Inc.	51,388	1,118
	NN Inc.	40,683	1,117
*	Navigant Consulting Inc.	55,902	1,105
*	Paylocity Holding Corp.	24,068	1,087
	McGrath RentCorp	30,984	1,073
*	DXP Enterprises Inc.	31,047	1,071
	LSC Communications Inc.	48,955	1,048
*	Wesco Aircraft Holdings
	Inc.	96,247	1,044
	MTS Systems Corp.	20,104	1,041
*	Everi Holdings Inc.	140,729	1,025
	HEICO Corp.	14,246	1,023
*	Franklin Covey Co.	50,401	973
*	Installed Building Products
	Inc.	18,315	970
*	Novanta Inc.	26,861	967
*	Bazaarvoice Inc.	194,361	962
*	Donnelley Financial
	Solutions Inc.	41,689	957
	Columbus McKinnon Corp.	37,453	952
	Park-Ohio Holdings Corp.	24,831	946
	Essendant Inc.	63,746	945
*	EnerNOC Inc.	121,853	944

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	PGT Innovations Inc.	72,570	929
*	Cotiviti Holdings Inc.	24,620	914
*	Team Inc.	38,783	909
	Cass Information
	Systems Inc.	13,746	902
	Sun Hydraulics Corp.	20,927	893
*	Inovalon Holdings Inc.
	Class A	67,666	890
	Encore Wire Corp.	20,611	880
*	CAI International Inc.	37,029	874
*	Continental Building
	Products Inc.	37,225	867
*	Thermon Group Holdings
	Inc.	41,345	793
	Gorman-Rupp Co.	30,523	777
*	ICF International Inc.	16,136	760
*	Kratos Defense & Security
	Solutions Inc.	63,913	759
	Viad Corp.	15,925	752
*	Armstrong Flooring Inc.	41,626	748
*	GMS Inc.	26,500	745
*	Landec Corp.	50,064	743
	DMC Global Inc.	56,197	736
*	Information Services
	Group Inc.	178,070	732
*	Covenant Transportation
	Group Inc. Class A	41,348	725
*	Engility Holdings Inc.	25,480	724
*	GP Strategies Corp.	26,686	705
	Schneider National Inc.
	Class B	31,333	701
*,^	Energy Recovery Inc.	84,102	697
	Landauer Inc.	13,262	694
	Powell Industries Inc.	21,617	692
*	Control4 Corp.	35,044	687
	Kforce Inc.	34,650	679
*	ARC Document Solutions
	Inc.	163,100	679
*,^	Advanced Disposal
	Services Inc.	29,237	665
	Kelly Services Inc. Class A	29,434	661
*	Acacia Research Corp.	160,107	656
	Resources Connection Inc.	47,887	656
*	Milacron Holdings Corp.	37,282	656
*	MINDBODY Inc. Class A	23,914	650
*,^	Aqua Metals Inc.	51,000	640
	United States Lime &
	Minerals Inc.	8,096	635
	Advanced Drainage
	Systems Inc.	31,243	628
	Miller Industries Inc.	24,863	618
	Quad/Graphics Inc.	26,926	617
	Hyster-Yale Materials
	Handling Inc.	8,749	615

			Market
			Value•
		Shares	($000)
*	NCI Building Systems Inc.	36,330	607
	Crawford & Co. Class B	64,367	599
*	Era Group Inc.	63,164	598
*	Kimball Electronics Inc.	32,302	583
	CECO Environmental
	Corp.	62,648	575
*	RPX Corp.	41,091	573
	NACCO Industries Inc.
	Class A	7,828	555
*	Gardner Denver Holdings
	Inc.	25,664	555
	Bel Fuse Inc. Class B	22,436	554
	Eastern Co.	18,360	552
*	Commercial Vehicle
	Group Inc.	64,688	547
	Crawford & Co. Class A	70,163	546
*	Electro Scientific
	Industries Inc.	64,830	534
*	Ply Gem Holdings Inc.	29,049	521
*	Layne Christensen Co.	57,548	506
*	Ameresco Inc. Class A	64,346	495
*	CyberOptics Corp.	23,480	485
	NVE Corp.	6,264	482
*	Vicor Corp.	25,998	465
*	Atkore International
	Group Inc.	20,500	462
	Spartan Motors Inc.	51,015	452
*	Horizon Global Corp.	31,118	447
	Park Electrochemical
	Corp.	24,128	444
*	DHI Group Inc.	148,869	424
	Graham Corp.	20,885	411
	Black Box Corp.	47,995	410
	Global Brass & Copper
	Holdings Inc.	13,419	410
*	Lawson Products Inc.	18,270	405
*	InnerWorkings Inc.	34,750	403
*	Echo Global Logistics Inc.	20,028	399
	Mesa Laboratories Inc.	2,725	391
	Douglas Dynamics Inc.	11,652	383
*	Great Lakes Dredge &
	Dock Corp.	88,787	382
	Hardinge Inc.	30,403	378
*	Astronics Corp. Class B	12,266	375
*	Vishay Precision Group
	Inc.	21,317	369
*	PAM Transportation
	Services Inc.	18,743	355
	LB Foster Co. Class A	16,557	355
*	Heritage-Crystal Clean
	Inc.	21,897	348
*	Intevac Inc.	30,977	344
*	Goldfield Corp.	62,224	342

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Maxwell Technologies
	Inc.	56,916	341
	LSI Industries Inc.	37,390	338
*	Northwest Pipe Co.	20,617	335
	Allied Motion
	Technologies Inc.	12,215	333
*	Sterling Construction Co.
	Inc.	25,390	332
	B. Riley Financial Inc.	17,876	332
*,^	Arotech Corp.	86,685	308
*	BlueLinx Holdings Inc.	27,679	302
	Houston Wire & Cable Co.	50,932	267
*	Ballantyne Strong Inc.	39,388	264
*	YRC Worldwide Inc.	23,127	257
*	CDI Corp.	43,830	256
*	Nuvectra Corp.	18,420	245
*	ModusLink Global
	Solutions Inc.	142,643	244
	Hurco Cos. Inc.	6,859	238
*	Orion Group Holdings Inc.	31,178	233
^	Celadon Group Inc.	68,892	217
*	Asure Software Inc.	14,598	213
*	International Seaways Inc.	9,664	209
*	PRGX Global Inc.	32,040	208
*	Mistras Group Inc.	9,290	204
*	ServiceSource
	International Inc.	51,463	200
*	CUI Global Inc.	51,891	199
*	StarTek Inc.	15,981	196
*	ClearSign Combustion
	Corp.	50,569	192
*	Cenveo Inc.	30,439	185
*	Roadrunner
	Transportation
	Systems Inc.	25,355	184
*	Willis Lease Finance Corp.	6,584	176
*	UFP Technologies Inc.	5,749	163
*	American
	Superconductor Corp.	35,215	163
*	IES Holdings Inc.	8,711	158
*	Broadwind Energy Inc.	31,113	157
*	Radiant Logistics Inc.	28,000	151
	National Research Corp.
	Class B	3,096	147
*	Universal Technical
	Institute Inc.	40,610	145
*	Echelon Corp.	26,683	140
*	Innovative Solutions &
	Support Inc.	31,038	137
	EnviroStar Inc.	5,000	135
	VSE Corp.	2,950	133
*	Hill International Inc.	24,339	127
*	Huttig Building Products
	Inc.	17,400	122

			Market
			Value•
		Shares	($000)
	FreightCar America Inc.	6,512	113
	Supreme Industries Inc.
	Class A	6,861	113
*	Sparton Corp.	4,933	109
*	Floor & Decor Holdings Inc.
	Class A	2,673	105
	AMCON Distributing Co.	900	95
*	Lincoln Educational
	Services Corp.	30,118	93
*	Ultralife Corp.	11,093	80
*	Overseas Shipholding
	Group Inc. Class A	28,997	77
	REV Group Inc.	2,695	75
*	USA Truck Inc.	8,258	72
*	Frequency Electronics
	Inc.	7,273	69
*	Hudson Global Inc.	48,253	65
*	Xerium Technologies Inc.	8,965	64
*	Fuel Tech Inc.	71,059	60
*	Aspen Aerogels Inc.	13,412	60
	National Research Corp.
	Class A	2,202	59
*	Key Technology Inc.	4,289	59
*	Perma-Fix Environmental
	Services	15,311	57
*	Twin Disc Inc.	3,509	57
*	Air T Inc.	2,500	53
*	IEC Electronics Corp.	13,361	48
	Richardson Electronics
	Ltd.	7,894	47
*	NV5 Global Inc.	1,100	47
*	Hudson Technologies Inc.	5,527	47
	Omega Flex Inc.	666	43
*,^	MicroVision Inc.	17,717	38
*,^	Synthesis Energy
	Systems Inc.	55,859	37
*	Gencor Industries Inc.	2,175	35
*	American Electric
	Technologies Inc.	17,847	32
	Bel Fuse Inc. Class A	1,477	31
*	AeroCentury Corp.	2,175	27
*,^	Capstone Turbine Corp.	35,896	24
*	Revolution Lighting
	Technologies Inc.	3,385	22
*	Applied DNA Sciences
	Inc.	11,980	21
	Greif Inc. Class B	318	19
*	Iteris Inc.	2,800	17
*	Mattersight Corp.	6,659	17
*	Orion Energy Systems
	Inc.	13,216	17
*	Digital Ally Inc.	3,600	11
*	Turtle Beach Corp.	11,768	8

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Art’s-Way
	Manufacturing Co. Inc.	2,553	8
*	Industrial Services of
	America Inc.	5,080	8
	Ecology and
	Environment Inc.	450	6
*	Rubicon Technology Inc.	609	6
*	Research Frontiers Inc.	4,224	5
	Eagle Bulk Shipping Inc.	1,145	5
	Universal Logistics
	Holdings Inc.	360	5
*	Odyssey Marine
	Exploration Inc.	1,433	5
*	Energy Focus Inc.	1,890	5
*	Sharps Compliance Corp.	1,172	5
*	Rand Logistics Inc.	6,796	3
*	Sypris Solutions Inc.	1,594	3
*	Patriot Transportation
	Holding Inc.	129	2
*	Wireless Telecom
	Group Inc.	1,403	2
	Chicago Rivet &
	Machine Co.	28	1
*	CTPartners Executive
	Search Inc.	74,003	—
			5,233,732
Oil & Gas (5.5%)
	Exxon Mobil Corp.	6,779,327	547,295
	Chevron Corp.	3,031,192	316,244
	Schlumberger Ltd.	2,223,103	146,369
	ConocoPhillips	1,979,356	87,012
	EOG Resources Inc.	923,670	83,611
	Occidental Petroleum
	Corp.	1,223,342	73,241
	Kinder Morgan Inc.	3,036,009	58,170
	Phillips 66	701,010	57,967
	Halliburton Co.	1,319,166	56,342
	Valero Energy Corp.	718,330	48,459
	Marathon Petroleum
	Corp.	840,653	43,991
	Pioneer Natural
	Resources Co.	272,147	43,429
	Anadarko Petroleum
	Corp.	896,560	40,650
	Williams Cos. Inc.	1,321,983	40,030
	Baker Hughes Inc.	680,801	37,110
	Apache Corp.	608,761	29,178
*	Concho Resources Inc.	237,560	28,871
	Devon Energy Corp.	799,087	25,547
	Tesoro Corp.	243,377	22,780
	Hess Corp.	483,270	21,201
	National Oilwell Varco
	Inc.	608,132	20,032
	Noble Energy Inc.	700,463	19,823

			Market
			Value•
		Shares	($000)
	Cabot Oil & Gas Corp.	744,872	18,681
	EQT Corp.	277,296	16,247
	Marathon Oil Corp.	1,359,961	16,116
*	Cheniere Energy Inc.	323,540	15,760
	Targa Resources Corp.	344,206	15,558
	Cimarex Energy Co.	152,253	14,313
*	Diamondback Energy
	Inc.	157,008	13,944
	OGE Energy Corp.	319,578	11,118
*	Parsley Energy Inc.
	Class A	374,702	10,398
	Range Resources Corp.	396,192	9,180
*	Newfield Exploration Co.	318,780	9,072
^	Helmerich & Payne Inc.	156,409	8,499
	HollyFrontier Corp.	283,795	7,796
*	Energen Corp.	155,585	7,681
*,^	Antero Resources Corp.	353,378	7,637
*,^	Chesapeake Energy
	Corp.	1,452,889	7,221
^	Core Laboratories NV	70,775	7,167
*	Rice Energy Inc.	262,556	6,992
*	RSP Permian Inc.	215,264	6,947
	Patterson-UTI Energy
	Inc.	339,143	6,847
	Murphy Oil Corp.	262,281	6,722
*	WPX Energy Inc.	636,141	6,145
*,^	Weatherford
	International plc	1,577,194	6,104
*,^	Transocean Ltd.	625,729	5,150
*	First Solar Inc.	125,224	4,994
*	Southwestern Energy
	Co.	809,366	4,921
*	Continental Resources
	Inc.	150,102	4,853
*	PDC Energy Inc.	105,429	4,545
	PBF Energy Inc. Class A	175,546	3,908
*	QEP Resources Inc.	384,819	3,887
*	Gulfport Energy Corp.	263,295	3,884
	Oceaneering
	International Inc.	157,365	3,594
	Nabors Industries Ltd.	434,426	3,536
*	Ultra Petroleum Corp.	315,875	3,427
*	Callon Petroleum Co.	322,234	3,419
*	McDermott
	International Inc.	454,183	3,256
*	Whiting Petroleum Corp.	583,209	3,213
*	C&J Energy Services
	Inc.	91,264	3,128
*	Oasis Petroleum Inc.	381,104	3,068
*,^	Matador Resources Co.	142,556	3,046
*	Dril-Quip Inc.	60,621	2,958
	SM Energy Co.	178,952	2,958

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Centennial Resource
	Development Inc.
	Class A	181,908	2,878
	SemGroup Corp.
	Class A	105,627	2,852
*	NOW Inc.	171,990	2,766
	Pattern Energy Group
	Inc. Class A	110,923	2,644
*	Superior Energy
	Services Inc.	243,339	2,538
	Ensco plc Class A	485,793	2,507
^	RPC Inc.	121,757	2,461
*	Laredo Petroleum Inc.	231,856	2,439
*	MRC Global Inc.	145,983	2,412
*	Oil States International Inc.	82,299	2,234
*	Rowan Cos. plc Class A	201,512	2,063
*,^	SRC Energy Inc.	301,829	2,031
*	Carrizo Oil & Gas Inc.	113,194	1,972
	Archrock Inc.	160,341	1,828
*	Exterran Corp.	67,209	1,794
	Delek US Holdings Inc.	67,100	1,774
	Green Plains Inc.	84,876	1,744
*	Chart Industries Inc.	49,196	1,709
*	Extraction Oil & Gas Inc.	123,105	1,656
*	Renewable Energy Group
	Inc.	123,265	1,596
*	Forum Energy
	Technologies Inc.	102,100	1,593
*	REX American Resources
	Corp.	16,413	1,585
*	Newpark Resources Inc.	214,220	1,575
	Alon USA Energy Inc.	110,828	1,476
^	Noble Corp. plc	394,191	1,427
*	Atwood Oceanics Inc.	156,652	1,277
*	Denbury Resources Inc.	750,644	1,148
*	SEACOR Holdings Inc.	33,168	1,138
*,^	Diamond Offshore Drilling
	Inc.	100,021	1,083
*	Unit Corp.	56,872	1,065
	CVR Energy Inc.	48,792	1,062
*	Par Pacific Holdings Inc.	57,959	1,046
*,^	Flotek Industries Inc.	116,731	1,044
*	Green Brick Partners Inc.	89,224	1,022
*	Natural Gas Services
	Group Inc.	34,346	854
*	Abraxas Petroleum Corp.	516,613	837
*,^	California Resources Corp.	96,624	826
*,^	SunPower Corp. Class A	87,857	821
*	Helix Energy Solutions
	Group Inc.	139,101	785
	Gulf Island Fabrication Inc.	62,370	723
*	SEACOR Marine Holdings
	Inc.	33,347	679

			Market
			Value•
		Shares	($000)
	Adams Resources &
	Energy Inc.	15,613	641
^	Bristow Group Inc.	76,025	582
*	Matrix Service Co.	61,169	572
*	Bonanza Creek Energy Inc.	17,909	568
*,^	Approach Resources Inc.	155,862	525
*	Bill Barrett Corp.	169,565	521
*,^	ION Geophysical Corp.	110,920	483
*	Dawson Geophysical Co.	121,498	476
*,^	Plug Power Inc.	230,634	470
*	Basic Energy Services Inc.	18,237	454
*	Eclipse Resources Corp.	155,327	444
*	Pacific Ethanol Inc.	65,334	408
*	Independence Contract
	Drilling Inc.	94,819	369
*	Resolute Energy Corp.	12,257	365
*	TETRA Technologies Inc.	129,247	361
*,^	Sanchez Energy Corp.	48,940	351
	Evolution Petroleum Corp.	40,190	326
	Panhandle Oil and Gas Inc.
	Class A	13,637	315
*	Parker Drilling Co.	229,846	310
*	Contango Oil & Gas Co.	45,562	303
*	Tesco Corp.	61,537	274
*,^	Northern Oil and Gas Inc.	192,810	270
*	VAALCO Energy Inc.	280,966	263
*	Trecora Resources	18,796	211
*,^	EP Energy Corp. Class A	56,584	207
*	Halcon Resources Corp.	44,600	202
*	SandRidge Energy Inc.	11,626	200
*,^	Hornbeck Offshore
	Services Inc.	69,410	196
*,^	Gastar Exploration Inc.	210,656	195
*	Penn Virginia Corp.	4,869	179
*	Ring Energy Inc.	13,495	175
*	Mitcham Industries Inc.	41,316	164
*	PHI Inc. (non-voting shares)	15,304	149
	Comstock Resources Inc.	20,299	144
*	Mammoth Energy
	Services Inc.	7,140	133
*,^	Jones Energy Inc. Class A	70,075	112
^	EXCO Resources Inc.	35,655	94
*	PetroQuest Energy Inc.	46,985	93
*,^	Enphase Energy Inc.	90,916	79
*,^	Amyris Inc.	20,025	64
*	Cobalt International
	Energy Inc.	24,388	60
*,^	FuelCell Energy Inc.	47,468	59
*	Jagged Peak Energy Inc.	4,280	57
*	Energy XXI Gulf Coast Inc.	2,685	50
*	CARBO Ceramics Inc.	6,000	41
*,^	TerraVia Holdings Inc.	162,737	38
*	Keane Group Inc.	2,167	35
*	Tellurian Inc.	3,090	31

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Geospace Technologies
	Corp.	1,988	27
*,^	Zion Oil & Gas Inc.	6,828	23
*	Pioneer Energy Services
	Corp.	8,500	17
*,^	Torchlight Energy
	Resources Inc.	9,677	16
*,^	Bonanza Creek Energy
	Inc. Warrants Expires
	04/28/2020	7,759	11
*	Rex Energy Corp.	1,990	6
*	Stone Energy Corp.	205	4
*	PHI Inc. (voting shares)	229	2
*,^	MagneGas Corp.	1,702	2
*	Ideal Power Inc.	791	2
*	Stone Energy Corp.
	Warrants Expire
	2/28/2021	725	1
*	Aemetis Inc.	1,072	1
*,^	Yuma Energy Inc.	637	1
*	Willbros Group Inc.	190	—
^	Harvest Natural
	Resources Inc.	27,025	—
			2,234,938
Other (0.0%)[2]
*	Dyax Corp CVR Expire
	12/31/2019	266,416	533
*	Adolor Corp. Rights
	Exp. 07/01/2019	126,930	66
*	Tobira Therapeutics
	Inc. CV Rights	4,500	62
*	Media General Inc.
	CVR	175,133	52
*	Chelsea Therapeutics
	International Ltd. CVR	288,407	31
*	Ambit Biosciences
	Corp. CVR	29,736	18
*	Alexza Pharmaceuticals
	Inc. CVR	80,591	3
*	Durata Therapeutics Inc
	CVR Expire
	12/31/2018	800	1
*	Clinical Data CVR	29,879	—
*	Gerber Scientific Inc.
	CVR	53,384	—
*,^	Biosante
	Pharmaceutical Inc.
	CVR	156,953	—
			766
Technology (17.2%)
	Apple Inc.	7,507,584	1,081,242
	Microsoft Corp.	12,352,290	851,443
*	Facebook Inc. Class A	3,783,508	571,234
*	Alphabet Inc. Class A	476,192	442,706

			Market
			Value•
		Shares	($000)
*	Alphabet Inc. Class C	471,862	428,795
	Intel Corp.	7,534,046	254,199
	Cisco Systems Inc.	7,999,737	250,392
	Oracle Corp.	4,937,469	247,565
	International Business
	Machines Corp.	1,428,061	219,679
	Broadcom Ltd.	642,152	149,654
	NVIDIA Corp.	904,442	130,746
	QUALCOMM Inc.	2,363,789	130,528
	Texas Instruments Inc.	1,594,085	122,633
*	Adobe Systems Inc.	791,534	111,955
*	salesforce.com Inc.	1,082,532	93,747
	Applied Materials Inc.	1,727,722	71,372
	Cognizant Technology
	Solutions Corp. Class A	942,391	62,575
	Intuit Inc.	389,468	51,725
*	Micron Technology Inc.	1,681,557	50,211
	HP Inc.	2,705,174	47,286
	Analog Devices Inc.	584,119	45,444
	Corning Inc.	1,478,104	44,417
	Hewlett Packard
	Enterprise Co.	2,652,211	44,000
	Western Digital Corp.	465,984	41,286
	Lam Research Corp.	259,436	36,692
	DXC Technology Co.	453,286	34,776
*	Autodesk Inc.	336,789	33,955
*	Cerner Corp.	475,819	31,628
*	ServiceNow Inc.	271,831	28,814
	Skyworks Solutions Inc.	295,265	28,331
	Symantec Corp.	985,613	27,844
*	Red Hat Inc.	284,450	27,236
	Microchip Technology Inc.	346,326	26,729
	Xilinx Inc.	396,955	25,532
	KLA-Tencor Corp.	250,834	22,954
	Motorola Solutions Inc.	262,443	22,764
	Harris Corp.	198,223	21,622
*	Workday Inc. Class A	209,766	20,347
*	Dell Technologies Inc.
	Class V	332,378	20,312
	Maxim Integrated
	Products Inc.	452,146	20,301
*	Citrix Systems Inc.	236,647	18,832
*	Palo Alto Networks Inc.	139,902	18,720
	Seagate Technology plc	474,614	18,391
	NetApp Inc.	438,593	17,566
*	Synopsys Inc.	240,518	17,541
	CA Inc.	501,426	17,284
	Juniper Networks Inc.	611,354	17,045
*,^	Advanced Micro
	Devices Inc.	1,360,792	16,983
*	Gartner Inc.	137,474	16,979
*	Twitter Inc.	935,428	16,716
*	ANSYS Inc.	136,871	16,654
	CDW Corp.	255,688	15,988

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Cadence Design Systems
	Inc.	449,386	15,050
	CDK Global Inc.	235,064	14,588
*	F5 Networks Inc.	103,601	13,164
*	Akamai Technologies Inc.	262,775	13,089
*	VeriSign Inc.	139,303	12,950
*	Qorvo Inc.	203,435	12,881
*	Splunk Inc.	221,362	12,593
	Leidos Holdings Inc.	241,678	12,492
*	IAC/InterActiveCorp	117,120	12,091
*	CommScope Holding Co.
	Inc.	309,110	11,755
*,^	Arista Networks Inc.	74,965	11,229
	SS&C Technologies
	Holdings Inc.	277,466	10,657
*	PTC Inc.	184,919	10,193
	Marvell Technology Group
	Ltd.	606,679	10,022
*	Tyler Technologies Inc.	56,427	9,913
	Teradyne Inc.	320,519	9,625
*	Veeva Systems Inc.
	Class A	155,649	9,543
*	Ultimate Software Group
	Inc.	45,171	9,489
*	ON Semiconductor Corp.	673,158	9,451
*	athenahealth Inc.	63,759	8,961
*	Fortinet Inc.	239,112	8,952
	LogMeIn Inc.	84,625	8,843
*	Microsemi Corp.	184,787	8,648
*	ARRIS International plc	302,146	8,466
	CSRA Inc.	261,028	8,288
	Brocade Communications
	Systems Inc.	652,321	8,226
*	Square Inc.	349,566	8,201
*	Guidewire Software Inc.	118,314	8,129
*	Nuance Communications
	Inc.	465,286	8,101
*	NCR Corp.	198,180	8,094
	Garmin Ltd.	150,640	7,687
*	VMware Inc. Class A	86,727	7,583
*	Medidata Solutions Inc.	88,743	6,940
	Fair Isaac Corp.	49,688	6,927
	Cypress Semiconductor
	Corp.	500,726	6,835
*,^	Snap Inc.	382,003	6,788
*	Aspen Technology Inc.	121,472	6,713
*	EPAM Systems Inc.	78,839	6,630
	Blackbaud Inc.	76,930	6,597
*	Cirrus Logic Inc.	102,454	6,426
*	Cavium Inc.	103,183	6,411
	DST Systems Inc.	102,004	6,294
	j2 Global Inc.	73,316	6,238
*	Tech Data Corp.	61,079	6,169
*	Teradata Corp.	207,406	6,116

			Market
			Value•
		Shares	($000)
*	Tableau Software Inc.
	Class A	96,028	5,884
	MKS Instruments Inc.	86,608	5,829
*	ViaSat Inc.	87,836	5,815
*	Proofpoint Inc.	66,538	5,777
	SYNNEX Corp.	48,080	5,768
	Monolithic Power
	Systems Inc.	59,506	5,736
*	Ellie Mae Inc.	51,801	5,693
*	Ciena Corp.	226,206	5,660
*	Manhattan Associates Inc.	112,624	5,413
*	GoDaddy Inc. Class A	125,972	5,344
*	Lumentum Holdings Inc.	93,029	5,307
*	Integrated Device
	Technology Inc.	202,506	5,223
*	Paycom Software Inc.	76,149	5,209
*	Entegris Inc.	226,709	4,976
*	CACI International Inc.
	Class A	39,186	4,900
*	NetScout Systems Inc.	140,031	4,817
*	Silicon Laboratories Inc.	67,819	4,635
*	Finisar Corp.	178,270	4,631
	Pitney Bowes Inc.	299,255	4,519
	InterDigital Inc.	55,559	4,295
*	Dycom Industries Inc.	47,839	4,283
*	ACI Worldwide Inc.	188,890	4,225
*	Zendesk Inc.	150,442	4,179
*	Advanced Energy
	Industries Inc.	63,799	4,127
*	Verint Systems Inc.	100,286	4,082
*,^	FireEye Inc.	256,849	3,907
	Science Applications
	International Corp.	55,985	3,886
*	Cree Inc.	157,044	3,871
*	Viavi Solutions Inc.	366,839	3,863
*	Semtech Corp.	105,473	3,771
*	Allscripts Healthcare
	Solutions Inc.	294,963	3,764
*	EchoStar Corp. Class A	61,713	3,746
*	CommVault Systems Inc.	64,887	3,663
*	Electronics For Imaging
	Inc.	74,489	3,529
*	HubSpot Inc.	52,651	3,462
	TiVo Corp.	184,332	3,438
*	2U Inc.	72,310	3,393
	Cabot Microelectronics
	Corp.	45,878	3,387
*	RealPage Inc.	92,648	3,331
	Power Integrations Inc.	45,224	3,297
*	RingCentral Inc. Class A	89,765	3,281
	Pegasystems Inc.	55,594	3,244
*,^	3D Systems Corp.	173,054	3,236
*	VeriFone Systems Inc.	178,706	3,235
*	Mercury Systems Inc.	72,958	3,071

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Diebold Nixdorf Inc.	109,242	3,059
	Progress Software Corp.	97,216	3,003
*	Premier Inc. Class A	82,809	2,981
*	Insight Enterprises Inc.	73,909	2,956
*	Callidus Software Inc.	121,478	2,940
*	Cornerstone OnDemand
	Inc.	81,865	2,927
*	Synaptics Inc.	56,581	2,926
	Brooks Automation Inc.	134,542	2,918
*	MicroStrategy Inc. Class A	15,159	2,906
	Plantronics Inc.	53,106	2,778
*	BroadSoft Inc.	63,213	2,721
	Cogent Communications
	Holdings Inc.	66,235	2,656
*	MaxLinear Inc.	93,582	2,610
	CSG Systems
	International Inc.	64,317	2,610
	Ebix Inc.	48,386	2,608
	NIC Inc.	135,211	2,562
*,^	Ubiquiti Networks Inc.	48,625	2,527
*,^	Infinera Corp.	230,377	2,458
*	CEVA Inc.	52,631	2,392
	Xperi Corp.	77,469	2,309
*	Bottomline Technologies
	de Inc.	89,459	2,298
*	Blucora Inc.	104,258	2,210
*	NETGEAR Inc.	50,001	2,155
*	FormFactor Inc.	170,109	2,109
*	Envestnet Inc.	52,441	2,077
*	Inphi Corp.	59,297	2,034
*	Rambus Inc.	176,019	2,012
*	Gigamon Inc.	50,562	1,990
*	Amkor Technology Inc.	202,226	1,976
*	Web.com Group Inc.	77,686	1,965
*,^	Twilio Inc. Class A	66,220	1,928
	ADTRAN Inc.	91,954	1,899
*	Box Inc.	103,926	1,896
*	Diodes Inc.	78,721	1,892
*	New Relic Inc.	41,245	1,774
*	SPS Commerce Inc.	27,120	1,729
*	PROS Holdings Inc.	62,978	1,725
*	CalAmp Corp.	84,164	1,711
*	ScanSource Inc.	42,205	1,701
*	Axcelis Technologies Inc.	78,792	1,651
*	Lattice Semiconductor
	Corp.	247,837	1,651
*,^	Oclaro Inc.	175,079	1,635
*	Boingo Wireless Inc.	108,967	1,630
*	Carbonite Inc.	74,775	1,630
*	Hortonworks Inc.	123,477	1,590
*	Extreme Networks Inc.	166,702	1,537
*	Actua Corp.	106,442	1,496
*,^	Gogo Inc.	122,996	1,418

			Market
			Value•
		Shares	($000)
	West Corp.	58,298	1,359
	Hackett Group Inc.	76,101	1,180
*	Quality Systems Inc.	67,426	1,160
*	Cray Inc.	62,701	1,154
*	Q2 Holdings Inc.	31,164	1,151
	American Software Inc.
	Class A	111,757	1,150
*	Qualys Inc.	28,095	1,146
	Cohu Inc.	70,602	1,111
*	Synchronoss
	Technologies Inc.	64,793	1,066
	EMCORE Corp.	99,258	1,057
*,^	Harmonic Inc.	200,460	1,052
*	Super Micro Computer Inc.	42,061	1,037
*	AXT Inc.	161,893	1,028
*	Pure Storage Inc. Class A	79,773	1,022
*,^	Applied Optoelectronics
	Inc.	16,345	1,010
*	Alpha & Omega
	Semiconductor Ltd.	59,999	1,000
*	Match Group Inc.	57,195	994
^	Computer Programs &
	Systems Inc.	30,079	987
*	Agilysys Inc.	97,183	983
*	Five9 Inc.	45,369	976
*	Coupa Software Inc.	32,730	949
	Forrester Research Inc.	23,827	933
	Syntel Inc.	54,526	925
*	Virtusa Corp.	31,059	913
*	IXYS Corp.	55,443	912
*	LivePerson Inc.	82,442	907
*	Shutterstock Inc.	20,021	883
	Concurrent Computer
	Corp.	130,134	877
*,^	Benefitfocus Inc.	23,639	859
*	ePlus Inc.	11,348	841
*	Alarm.com Holdings Inc.	21,850	822
	Monotype Imaging
	Holdings Inc.	43,699	800
*	CommerceHub Inc.	45,197	788
*	VOXX International Corp.
	Class A	95,985	787
*	Loral Space &
	Communications Inc.	18,879	784
*	Unisys Corp.	60,831	779
*	Limelight Networks Inc.	268,583	776
*	Endurance International
	Group Holdings Inc.	88,087	736
*	Perficient Inc.	39,401	734
*	Apptio Inc. Class A	41,592	722
*	Digi International Inc.	69,803	708
*	Xcerra Corp.	70,672	690
*	A10 Networks Inc.	81,399	687

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Comtech
	Telecommunications
	Corp.	35,703	677
*	Calix Inc.	95,551	655
*	Internap Corp.	178,026	653
*	Brightcove Inc.	99,808	619
*	RigNet Inc.	37,974	609
*	Guidance Software Inc.	87,223	577
*	Vectrus Inc.	17,781	575
*	Barracuda Networks Inc.	24,889	574
*	Amtech Systems Inc.	67,173	567
*	Meet Group Inc.	109,230	552
*	Photronics Inc.	56,556	532
*	Digimarc Corp.	13,033	523
*	DSP Group Inc.	44,399	515
*,^	Nutanix Inc.	24,755	499
*	ChannelAdvisor Corp.	43,153	498
*	iPass Inc.	371,537	490
*	Immersion Corp.	53,846	489
*	Appfolio Inc.	14,899	486
*	VASCO Data Security
	International Inc.	33,228	477
*	Acacia Communications
	Inc.	11,446	475
*	Amber Road Inc.	53,973	463
*	CommerceHub Inc.
	Class A	26,317	458
*	Mitek Systems Inc.	53,920	453
*	Impinj Inc.	9,120	444
*	Aviat Networks Inc.	25,444	443
*	Aware Inc.	81,777	421
*	Nanometrics Inc.	16,014	405
*	Rightside Group Ltd.	34,384	365
	PC Connection Inc.	13,479	365
*	Kopin Corp.	98,044	364
*	Rudolph Technologies Inc.	15,420	352
	Systemax Inc.	17,314	325
*	Varonis Systems Inc.	8,633	321
*	KVH Industries Inc.	32,929	313
*	Edgewater Technology Inc.	43,518	297
	Computer Task Group Inc.	51,182	286
*	Vocera Communications
	Inc.	10,161	268
	QAD Inc. Class A	8,141	261
*	Rosetta Stone Inc.	24,171	261
*	Zix Corp.	45,518	259
*	Icad Inc.	60,331	253
*	WideOpenWest Inc.	14,045	244
*	Quantum Corp.	30,298	237
*	PDF Solutions Inc.	14,264	235
*	Ultra Clean Holdings Inc.	12,030	226
*	Lantronix Inc.	89,562	219

			Market
			Value•
		Shares	($000)
	Great Elm Capital Group
	Inc.	64,026	218
*	Telenav Inc.	25,963	210
*	KeyW Holding Corp.	22,339	209
*	GSI Technology Inc.	26,114	205
	Simulations Plus Inc.	16,404	203
*	LRAD Corp.	119,396	202
*	ShoreTel Inc.	34,733	201
*	Datawatch Corp.	21,298	198
*	Covisint Corp.	74,854	183
*	BSQUARE Corp.	32,490	182
*	Sigma Designs Inc.	30,522	179
	PC-Tel Inc.	25,151	178
*	MobileIron Inc.	27,200	165
*	NCI Inc. Class A	7,496	158
*	Castlight Health Inc.
	Class B	38,089	158
*	Pendrell Corp.	21,573	156
*,^	Park City Group Inc.	11,753	143
	Preformed Line Products
	Co.	2,778	129
*	Clearfield Inc.	9,367	124
*	Exa Corp.	8,672	120
*	NeoPhotonics Corp.	15,454	119
*,^	VirnetX Holding Corp.	25,600	116
*	Evolving Systems Inc.	21,792	112
*	CVD Equipment Corp.	8,553	95
*	Blackline Inc.	2,562	92
*	Silver Spring Networks Inc.	8,015	90
*	Synacor Inc.	23,769	87
*	Aerohive Networks Inc.	17,209	86
*	eGain Corp.	49,676	84
*	Everbridge Inc.	3,071	75
*	Pixelworks Inc.	15,645	72
*	PAR Technology Corp.	7,772	66
*	Support.com Inc.	26,681	62
*	Identiv Inc.	11,839	62
*	Rocket Fuel Inc.	22,128	61
	CSP Inc.	5,391	58
*	Tintri Inc.	7,600	55
	ClearOne Inc.	5,669	54
	RELM Wireless Corp.	13,400	51
*	Seachange International
	Inc.	18,579	49
*	Quantenna
	Communications Inc.	2,550	48
*	QuickLogic Corp.	32,504	47
*,^	FalconStor Software Inc.	164,416	43
*	GSE Systems Inc.	14,462	43
*	ID Systems Inc.	6,809	42
*	ARI Network Services Inc.	5,900	42
	GlassBridge Enterprises Inc.	9,884	39
*	NetSol Technologies Inc.	9,891	39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Mastech Digital Inc.	5,931	38
*	Okta Inc.	1,539	35
*,^	Yext Inc.	2,562	34
*	Intermolecular Inc.	25,996	24
*	ADDvantage Technologies
	Group Inc.	14,730	24
*	Cloudera Inc.	1,392	22
*	Airgain Inc.	1,500	21
*	Rapid7 Inc.	1,210	20
*	Inuvo Inc.	17,600	18
*	Numerex Corp. Class A	3,305	16
	QAD Inc. Class B	597	16
*	DASAN Zhone Solutions
	Inc.	2,620	16
*	Westell Technologies Inc.
	Class A	4,583	14
	TransAct Technologies
	Inc.	1,540	13
*	Workiva Inc.	646	12
*	Ciber Inc.	161,456	11
*	inTEST Corp.	900	6
*	Key Tronic Corp.	850	6
*	Aehr Test Systems	1,420	5
*	Smith Micro Software
	Inc.	3,520	5
	Communications
	Systems Inc.	1,077	5
*	TransEnterix Inc.	6,030	4
	AstroNova Inc.	201	3
*,^	ParkerVision Inc.	1,084	2
*	ARC Group Worldwide
	Inc.	579	2
*	Netlist Inc.	100	—
			6,966,073
Telecommunications (2.0%)
	AT&T Inc.	9,836,385	371,127
	Verizon Communications
	Inc.	6,526,687	291,482
*	T-Mobile US Inc.	465,283	28,206
*	Level 3 Communications
	Inc.	462,631	27,434
	CenturyLink Inc.	878,111	20,969
*	Zayo Group Holdings Inc.	255,585	7,898
*	Sprint Corp.	956,970	7,857
	Telephone & Data
	Systems Inc.	156,694	4,348
*	Straight Path
	Communications Inc.
	Class B	14,658	2,633
*	8x8 Inc.	178,080	2,591
	Shenandoah
	Telecommunications
	Co.	74,708	2,294
*	General Communication
	Inc. Class A	59,179	2,168

			Market
			Value•
		Shares	($000)
^	Frontier Communications
	Corp.	1,862,089	2,160
	Cincinnati Bell Inc.	101,003	1,975
	ATN International Inc.	24,843	1,700
	Consolidated
	Communications
	Holdings Inc.	72,284	1,552
^	Windstream Holdings Inc.	397,920	1,544
*,^	Globalstar Inc.	674,680	1,437
*	Vonage Holdings Corp.	214,781	1,405
	Spok Holdings Inc.	68,038	1,204
*	United States Cellular
	Corp.	30,674	1,175
*	Iridium Communications
	Inc.	77,040	851
*	Alaska Communications
	Systems Group Inc.	357,788	787
*	GTT Communications Inc.	21,188	671
	IDT Corp. Class B	39,436	567
*	FairPoint
	Communications Inc.	33,280	521
*	Lumos Networks Corp.	26,673	477
*	ORBCOMM Inc.	38,889	439
*	HC2 Holdings Inc.	32,201	189
*	Hawaiian Telcom Holdco
	Inc.	6,486	162
*	pdvWireless Inc.	5,800	135
			787,958
Utilities (3.1%)
	NextEra Energy Inc.	749,121	104,974
	Duke Energy Corp.	1,119,857	93,609
	Dominion Energy Inc.	1,006,359	77,117
	Southern Co.	1,592,308	76,240
	American Electric Power
	Co. Inc.	786,767	54,657
	PG&E Corp.	817,662	54,268
	Exelon Corp.	1,481,165	53,426
	Sempra Energy	401,033	45,216
	PPL Corp.	1,089,284	42,112
	Edison International	521,359	40,765
	Consolidated Edison Inc.	488,639	39,492
	Xcel Energy Inc.	812,462	37,276
	Public Service Enterprise
	Group Inc.	809,460	34,815
	WEC Energy Group Inc.	504,980	30,996
	Eversource Energy	507,025	30,781
	DTE Energy Co.	287,100	30,372
	American Water Works
	Co. Inc.	285,182	22,230
	Entergy Corp.	287,159	22,045
	Ameren Corp.	388,270	21,227
	CMS Energy Corp.	448,744	20,754
	FirstEnergy Corp.	710,028	20,704
	CenterPoint Energy Inc.	655,045	17,935
	ONEOK Inc.	337,594	17,609

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Pinnacle West Capital
	Corp.	178,490	15,200
	Alliant Energy Corp.	364,551	14,644
	Atmos Energy Corp.	168,537	13,980
	SCANA Corp.	205,805	13,791
	UGI Corp.	277,026	13,411
	NiSource Inc.	519,499	13,175
	Westar Energy Inc.
	Class A	227,410	12,057
	AES Corp.	1,056,211	11,735
	Great Plains Energy Inc.	345,021	10,102
	Aqua America Inc.	284,171	9,463
	NRG Energy Inc.	502,754	8,657
*	Vistra Energy Corp.	475,096	7,977
*	Calpine Corp.	577,243	7,810
	Vectren Corp.	132,750	7,758
	National Fuel Gas Co.	129,438	7,228
	IDACORP Inc.	80,798	6,896
	WGL Holdings Inc.	82,127	6,852
	Portland General Electric
	Co.	142,526	6,512
	ONE Gas Inc.	83,955	5,861
	ALLETE Inc.	81,507	5,842
	Black Hills Corp.	85,588	5,775
	Hawaiian Electric
	Industries Inc.	174,046	5,636
	New Jersey Resources
	Corp.	138,343	5,492
	Southwest Gas Holdings
	Inc.	72,084	5,266
	Spire Inc.	73,375	5,118
	PNM Resources Inc.	127,888	4,892
	NorthWestern Corp.	77,618	4,736
	Avista Corp.	103,280	4,385
	Avangrid Inc.	98,987	4,370
	South Jersey Industries
	Inc.	127,371	4,352
	Ormat Technologies Inc.	63,714	3,739
	MGE Energy Inc.	55,470	3,569
	El Paso Electric Co.	65,178	3,370
	California Water Service
	Group	77,497	2,852
	American States Water Co.	58,986	2,797
	Northwest Natural Gas Co.	45,306	2,712
	Chesapeake Utilities Corp.	25,269	1,894
	SJW Group	35,328	1,737
*	Dynegy Inc.	190,182	1,573
*	TerraForm Power Inc.
	Class A	108,165	1,298

			Market
			Value•
		Shares	($000)
	Connecticut Water
	Service Inc.	23,273	1,292
*	Atlantic Power Corp.	323,254	776
	Unitil Corp.	14,773	714
	Middlesex Water Co.	15,707	622
*,^	Cadiz Inc.	39,801	537
	York Water Co.	12,418	433
	Artesian Resources
	Corp. Class A	10,544	397
	Genie Energy Ltd. Class B	41,816	319
	Delta Natural Gas Co. Inc.	8,602	262
*	Pure Cycle Corp.	27,648	214
*	US Geothermal Inc.	45,031	207
*	Sunrun Inc.	16,950	121
*,^	Vivint Solar Inc.	13,200	77
	Gas Natural Inc.	4,059	52
*	AquaVenture Holdings Ltd.	1,715	26
			1,269,183
Total Common Stocks
(Cost $22,952,856)			40,118,945
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[3,4]	Vanguard Market
	Liquidity Fund,
	1.181%	4,720,046	472,099

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
5	United States Treasury
	Bill, 0.593%, 7/13/17	8,000	7,998
5	United States Treasury
	Bill, 0.963%–0.982%,
	9/7/17	3,000	2,995
5	United States Treasury
	Bill, 0.976%–1.003%,
	10/5/17	4,100	4,089
5	United States Treasury
	Bill, 1.056%, 11/24/17	500	498
			15,580
Total Temporary Cash Investments
(Cost $487,640)			487,679
Total Investments (100.2%)
(Cost $23,440,496)			40,606,624

Institutional Total Stock Market Index Fund

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Receivables for Investment
Securities Sold	1,256
Receivables for Accrued Income	42,233
Receivables for Capital Shares Issued	242,552
Other Assets [5]	292
Total Other Assets	286,333
Liabilities
Payables for Investment Securities
Purchased	(224,827)
Collateral for Securities on Loan	(130,603)
Payables for Capital Shares Redeemed	(5,129)
Payables to Vanguard	(385)
Other Liabilities	(926)
Total Liabilities	(361,870)
Net Assets (100%)	40,531,087

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	23,068,320
Undistributed Net Investment Income	16,133
Accumulated Net Realized Gains	282,498
Unrealized Appreciation (Depreciation)
Investment Securities	17,166,128
Futures Contracts	(1,992)
Net Assets	40,531,087

Institutional Shares—Net Assets
Applicable to 12,637,100 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	686,929
Net Asset Value Per Share—
Institutional Shares	$54.36

Institutional Plus Shares—Net Assets
Applicable to 732,948,074 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	39,844,158
Net Asset Value Per Share—
Institutional Plus Shares	$54.36

• See Note A in Notes to Financial Statements. * Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $122,564,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $130,603,000 of collateral received for securities on loan.

5 Securities with a value of $14,483,000 and cash of $161,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30,2017
($000)
Investment Income
Income
Dividends	347,877
Interest[1]	949
Securities Lending—Net	2,487
Total Income	351,313
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	137
Management and Administrative—Institutional Plus Shares	3,818
Total Expenses	3,955
Net Investment Income	347,358
Realized Net Gain (Loss)
Investment Securities Sold[1]	521,292
Futures Contracts	13,966
Realized Net Gain (Loss)	535,258
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,444,022
Futures Contracts	(460)
Change in Unrealized Appreciation (Depreciation)	2,443,562
Net Increase (Decrease) in Net Assets Resulting from Operations	3,326,178

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $907,000 and $2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	347,358	817,046
Realized Net Gain (Loss)	535,258	3,860,027
Change in Unrealized Appreciation (Depreciation)	2,443,562	108,017
Net Increase (Decrease) in Net Assets Resulting from Operations	3,326,178	4,785,090
Distributions
Net Investment Income
Institutional Shares	(5,757)	(21,773)
Institutional Plus Shares	(330,630)	(801,892)
Realized Capital Gain[1]
Institutional Shares	(399)	(5,003)
Institutional Plus Shares	(22,387)	(274,217)
Total Distributions	(359,173)	(1,102,885)
Capital Share Transactions
Institutional Shares	(29,617)	(733,956)
Institutional Plus Shares	280,925	(4,754,242)
Net Increase (Decrease) from Capital Share Transactions	251,308	(5,488,198)
Total Increase (Decrease)	3,218,313	(1,805,993)
Net Assets
Beginning of Period	37,312,774	39,118,767
End of Period[2]	40,531,087	37,312,774

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $14,528,000 and $25,796,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $16,133,000 and $5,162,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$50.34	$45.94	$46.78	$42.32	$32.27	$28.32
Investment Operations
Net Investment Income	.465	1.009	1.053[1]	.838	.726	.694
Net Realized and Unrealized Gain (Loss)
on Investments	4.036	4.789	(.847)	4.457	10.051	3.950
Total from Investment Operations	4.501	5.798	.206	5.295	10.777	4.644
Distributions
Dividends from Net Investment Income	(.450)	(1.016)	(1.046)	(.835)	(.727)	(.694)
Distributions from Realized Capital Gains	(.031)	(.382)	—	—	—	—
Total Distributions	(.481)	(1.398)	(1.046)	(.835)	(.727)	(.694)
Net Asset Value, End of Period	$54.36	$50.34	$45.94	$46.78	$42.32	$32.27

Total Return	8.96%	12.75%	0.45%	12.60%	33.64%	16.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$687	$664	$1,297	$2,590	$3,290	$3,001
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.83%	2.08%	2.24%[1]	1.90%	1.96%	2.25%
Portfolio Turnover Rate[2]	5%	8%	9%	5%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$50.35	$45.95	$46.79	$42.32	$32.28	$28.32
Investment Operations
Net Investment Income	.471	1.021	1.064[1]	.847	.734	.701
Net Realized and Unrealized Gain (Loss)
on Investments	4.026	4.788	(.846)	4.466	10.041	3.959
Total from Investment Operations	4.497	5.809	.218	5.313	10.775	4.660
Distributions
Dividends from Net Investment Income	(.456)	(1.027)	(1.058)	(.843)	(.735)	(.700)
Distributions from Realized Capital Gains	(.031)	(.382)	—	—	—	—
Total Distributions	(.487)	(1.409)	(1.058)	(.843)	(.735)	(.700)
Net Asset Value, End of Period	$54.36	$50.35	$45.95	$46.79	$42.32	$32.28

Total Return	8.95%	12.77%	0.48%	12.64%	33.63%	16.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,844	$36,648	$37,822	$38,903	$33,201	$20,731
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	1.85%	2.10%	2.26%[1]	1.92%	1.98%	2.27%
Portfolio Turnover Rate[2]	5%	8%	9%	5%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Institutional Total Stock Market Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing

Institutional Total Stock Market Index Fund

fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares). The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	40,117,735	—	1,210
Temporary Cash Investments	472,099	15,580	—
Futures Contracts—Assets[1]	134	—	—
Futures Contracts—Liabilities[1]	(78)	—	—
Total	40,589,890	15,580	1,210
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	3,063	370,761	(1,842)
E-mini Russell 2000 Index	September 2017	420	29,700	(150)
				(1,992)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $254,277,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2017, the cost of investment securities for tax purposes was $23,441,387,000. Net unrealized appreciation of investment securities for tax purposes was $14,165,237,000, consisting of unrealized gains of $18,131,372,000 on securities that had risen in value since their purchase and $966,135,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $1,482,534,000 of investment securities and sold $1,423,617,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $403,224,000 respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2017	December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	113,018	2,208	293,621	6,425
Issued in Lieu of Cash Distributions	4,769	89	22,494	470
Redeemed	(147,404)	(2,858)	(1,050,071)	(21,925)
Net Increase (Decrease)—Institutional Shares	(29,617)	(561)	(733,956)	(15,030)
Institutional Plus Shares
Issued	3,900,037	73,141	3,716,206	80,225
Issued in Lieu of Cash Distributions	326,094	6,105	996,994	20,508
Redeemed	(3,945,206)	(74,235)	(9,467,442)	(195,981)
Net Increase (Decrease)—
Institutional Plus Shares	280,925	5,011	(4,754,242)	(95,248)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,089.60	$0.21
Institutional Plus Shares	1,000.00	1,089.51	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.60	$0.20
Institutional Plus Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.04% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.